VALIC COMPANY I
Capital Conservation Fund
Small Cap Aggressive Growth Fund
Small Cap Fund

VALIC COMPANY II
Core Bond Fund
Government Money Market II Fund
Small Cap Growth Fund
Strategic Bond Fund

2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
March 10, 2021
Dear Shareholder:
You are receiving the enclosed Combined Prospectus/Proxy Statement because you owned interests in the Capital Conservation Fund, the Small Cap Aggressive Growth Fund, the Small Cap Fund, each a series of VALIC Company I (“VC I”), the Core Bond Fund, the Government Money Market II Fund, the Small Cap Growth Fund and/or the Strategic Bond Fund, each a series of VALIC Company II (“VC II”) (each, a “Target Fund” and collectively, the “Target Funds”), as of the close of business on February 26, 2021. If you are an owner of a variable annuity or variable life insurance contract or certificate issued by The Variable Annuity Life Insurance Company (“VALIC”) or other affiliated life insurance company, you have the right to instruct VALIC or such affiliated life insurance company how to vote shares of your Target Fund at a joint special meeting of shareholders to be held on Tuesday, May 11, 2021 at 4:00 p.m., Eastern Time (the “Special Meeting”). Shareholders of Target Funds who invest through a qualified retirement plan or an individual retirement account may have the right to vote or give voting instructions depending on the terms of the plan or individual retirement account custodial or other agreement. Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person, but you will be able to view the Special Meeting live and cast your vote(s) by accessing an event link.
We are asking for your vote to approve a proposed reorganization of your Target Fund into a corresponding mutual fund advised by VALIC, each a series of VC I, as set out in the following table under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). In this reorganization, your Target Fund shares would be exchanged for the shares of the corresponding Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of each Target Fund will be effected on a tax-free basis for federal income tax purposes.
Target Funds	Acquiring Funds
Capital Conservation Fund, a series of VC I	Core Bond Fund, a series of VC I
Core Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
Government Money Market II Fund, a series of VC II	Government Money Market I Fund, a series of VC I
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Growth Fund, a series of VC II	Small Cap Growth Fund, a series of VC I
Strategic Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
The reorganization of each Target Fund is being proposed because VALIC, the investment adviser to each Target Fund and each Acquiring Fund, believes that shareholders of each fund will benefit more from the potential operating and administrative efficiencies of consolidating the funds under the same corporate entity and from economies of scale that may be achieved by combining the funds’ assets in the respective reorganization, than by continuing to operate the fund separately. VALIC further believes that it is in the best interests of each Target Fund to combine the Target Fund’s assets with a fund that has a lower net expense structure. VALIC believes that each Acquiring Fund’s investment objective and strategies make it a compatible fund within the VALIC complex for a reorganization with each of the corresponding Target Funds.

At a meeting of the Board of Directors of VC I and the Board of Trustees of VC II (the “Boards” and each, a “Board”) held on January 25-26, 2021, VALIC recommended that the Board consider and approve each proposed reorganization. The Boards have each determined that the proposed reorganization of each relevant Target Fund with its corresponding Acquiring Fund is in the best interests of the Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the reorganization, and the Board of VC I has determined that each proposed reorganization is in the best interests of the relevant Acquiring Fund and the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of each reorganization (noting that certain Acquiring Funds have been newly created and have no existing shareholders). If a reorganization is approved by shareholders, it is expected that the proposed reorganization will take effect during the second quarter of 2021. Shareholder approval of one reorganization is not contingent upon shareholder approval of any other reorganization. Included in this booklet is information about the upcoming Special Meeting:
•	A Notice of a Joint Special Meeting of Shareholders, which summarizes the matter on which you are being asked to vote; and
•
The Combined Prospectus/Proxy Statement, which provides detailed information on the applicable Acquiring Fund, the specific proposal relating to your Target Fund being considered at the Special Meeting, and why the proposal is being made.

The Board recommends that you vote “FOR” the proposal.
VALIC has also attached a “Questions and Answers” section to assist you in evaluating the proposal. I encourage you to review the enclosed materials carefully. You may vote in one of the following ways:
•	By calling us toll-free at the telephone number listed on the enclosed proxy card or voting instruction card;
•	By Internet at the website address listed on the enclosed proxy card or voting instruction card;
•	By returning the enclosed proxy voting card or voting instruction card in the postage-paid envelope; or
•	By participating at the Special Meeting.
As always, we appreciate your support.
Sincerely,

/s/ John T. Genoy

John T. Genoy President
Please vote now. Your vote is important.
To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your vote on the enclosed proxy card or voting instruction card, date and sign it and return it in the envelope provided, or record your voting instructions by telephone or via the Internet, no matter how large or small your holdings may be. If you submit a properly executed proxy card or voting instruction card but do not indicate how you wish your shares to be voted, your shares will be voted “For” the applicable reorganization.

QUESTIONS & ANSWERS
We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue(s) to be voted on.
Q:	Why is a shareholder meeting being held?
A:
You are being asked to approve one or more agreements and plans of reorganization (each, a “Reorganization Agreement”) between VALIC Company I (“VC I”) or VALIC Company II (“VC II” and together with VC I, the “Companies” and each, a “Company”), on behalf of the applicable series set out in the following table under the heading “Target Funds” (each, a “Target Fund” and collectively, the “Target Funds”), and VC I, on behalf of a corresponding series of VC I, set out in the following table under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds” and together with the Target Funds, the “Funds” and each, a “Fund”).

Target Funds	Acquiring Funds
Capital Conservation Fund, a series of VC I	Core Bond Fund, a series of VC I
Core Bond Fund, a series of VC II (“Target Core Bond Fund”)	Core Bond Fund, a series of VC I (“Acquiring Core Bond Fund”)
Government Money Market II Fund, a series of VC II	Government Money Market I Fund, a series of VC I
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Growth Fund, a series of VC II (“Target Small Cap Growth Fund”)	Small Cap Growth Fund, a series of VC I (“Acquiring Small Cap Growth Fund”)
Strategic Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
If the proposed reorganization (“Reorganization”) relating to your Target Fund is approved and completed, you will then have an investment in the corresponding Acquiring Fund, and your Target Fund will also be terminated as a series of the relevant Company.
The Combined Prospectus/Proxy Statement is being furnished to owners of a variable annuity or variable life insurance contract or certificate (a “Contract”) (the “Contract owners”) issued by The Variable Annuity Life Insurance Company (“VALIC”) or other affiliated life insurance company (together with VALIC, the “Life Companies” and each, a “Life Company”), having Contract values allocated to a subaccount of a separate account (“Separate Account”) invested in shares of a Target Fund as of the close of business on February 26, 2021 (the “Record Date”). Contract owners have a beneficial interest in a Target Fund, but do not invest directly in or hold shares of the Target Fund. The Life Companies, as the shareholders of a Target Fund, have voting rights with respect to the Target Fund shares, but pass through those voting rights to Contract owners. Accordingly, as a Contract owner, you have the right to instruct your Life Company how to vote Target Fund shares attributable to your Contract.
The Combined Prospectus/Proxy Statement is also being furnished to custodians/trustees of individual retirement accounts (each, an “IRA”) and plan fiduciaries of or participants in qualified employer-sponsored retirement plans (each, a “Plan”) as of the Record Date. Participants in a Plan and IRA owners may have the right to vote or give voting instructions depending on the terms of the Plan or IRA custodial or other agreement. VALIC will take direction from the applicable Plan or account trustee regarding who (e.g., the Plan or participants) has the right to vote or provide voting instructions.
For convenience, we refer to Contract owners, Plan participants and IRA owners collectively as “shareholders.” Additionally, any reference to Contract owners owning “shares” of a Fund refers to owning accumulation units of the subaccount that invests in such Fund.
Upon approval and completion of the applicable Reorganization, shares of your Target Fund will, in effect, be exchanged for shares of the corresponding Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the two Funds’ shares. Your Contract, Plan or IRA will be credited with shares of the Acquiring Fund whose aggregate value at the time of issuance will equal the aggregate value of the Target
i

Fund held under your Contract, Plan or IRA on that date. After such date, each Target Fund will be terminated as a series of the relevant Company. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization relating to your Target Fund and for a more complete description of the applicable Acquiring Fund.
Q:	How does the Board of Directors of VC I or the Board of Trustees of VC II suggest that I vote?
A:
After careful consideration, the Board of Directors of VC I and the Board of Trustees of VC II (each, a “Board”) have each determined that the applicable Reorganization is in the best interests of the relevant Target Fund and that the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization and, therefore, recommends that you cast your vote “For” the proposed Reorganization. Each Board has determined that shareholders of the relevant Target Fund may benefit from, among other things, the following:

(i)	Shareholders of each Target Fund will remain invested in a diversified, open-end fund that has higher net assets;
(ii)
The larger net asset size of the combined fund is expected to give rise to possible operating efficiencies (e.g., certain fixed costs, such as printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the combined fund); and

(iii)
The combined fund will have projected total annual fund net operating expenses that are expected to be below those of the Target Fund(s) prior to the Reorganization after taking into account applicable contractual fee waivers and/or expense reimbursements.

Please see “Reasons for the Reorganizations” in the Combined Prospectus/Proxy Statement for more detailed information relating to the Board’s considerations.
Q:	How will the Reorganizations affect me?
A:
If shareholders of a Target Fund approve the proposed Reorganization, all of the assets and liabilities of the Target Fund will, in effect, be assumed by, or combined with those of, the corresponding Acquiring Fund. Shares of the Target Fund will be exchanged for shares of the corresponding Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the Funds’ shares. Your Contract, Plan or IRA value immediately before the Reorganization will be the same as your Contract, Plan or IRA value immediately following completion of the Reorganization; however, you will no longer own shares of your Target Fund but will own shares of the corresponding Acquiring Fund. After the completion of the Reorganization, you will own a smaller percentage of the corresponding Acquiring Fund than you did of your Target Fund because the combined fund will be significantly larger than each of the relevant Target Funds.

Q:	Will I own the same number of shares of the Acquiring Fund as I currently own of my Target Fund?
A:
No. However, you will receive shares of the applicable Acquiring Fund with the same aggregate net asset value as the shares of your Target Fund you own prior to the Reorganization relating to your Target Fund. The number of shares you receive will depend on the relative net asset value of the shares of the relevant Target Fund and the corresponding Acquiring Fund on the closing date. Thus, on the closing date, if the net asset value of a share of the applicable Acquiring Fund is lower than the net asset value of a share of the relevant Target Fund, you will receive a greater number of shares of the Acquiring Fund in the applicable Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if the net asset value of a share of the applicable Acquiring Fund is higher than the net asset value of a share of the relevant Target Fund, you will receive fewer shares of the Acquiring Fund in the applicable Reorganization than you held in the Target Fund before the Reorganization. The aggregate net asset value of your Acquiring Fund shares immediately after the applicable Reorganization will be the same as the aggregate net asset value of your Target Fund shares immediately prior to the Reorganization. Shareholders are entitled to one vote for each share or unit held on the Record Date.

Q:	Will my privileges as a shareholder change after the Reorganization?
A:
Your rights as a shareholder will not change in any way as a result of the Reorganization relating to your Target Fund, but you will be a shareholder of the applicable Acquiring Fund, which is a separate series of VC I.

Q:	Who will advise the Acquiring Fund once the Reorganizations are completed?
A:
As you know, each Target Fund is advised by VALIC. Each Acquiring Fund is also advised by VALIC and will continue to be advised by VALIC once the Reorganizations are completed. The subadvisers for each Target Fund and its corresponding Acquiring Fund are listed below. It is anticipated that each Acquiring Fund’s subadviser will continue to serve as subadviser to such Acquiring Fund following the completion of the Reorganization(s).

Target Fund	Subadviser	Acquiring Fund	Subadviser
Capital Conservation Fund	PineBridge Investments LLC (“PineBridge”)	Core Bond Fund	PineBridge
Core Bond Fund	PineBridge
Strategic Bond Fund	PineBridge
Government Money Market II Fund	SunAmerica Asset Management, LLC (“SunAmerica”)	Government Money Market I Fund	SunAmerica
Small Cap Aggressive Growth Fund	Victory Capital Management Inc.	Small Cap Growth Fund	JPMIM
Small Cap Fund	Bridgeway Capital Management, Inc., J.P. Morgan Investment Management Inc. (“JPMIM”), and T. Rowe Price Associates, Inc.
Small Cap Growth Fund	JPMIM
Q:	How will the Reorganizations affect Fund expenses?
A:
Following the Reorganizations, a combined fund is expected to have a gross operating expense ratio and, as applicable, a net operating expense ratio (i.e., after contractual fee waivers and/or expense reimbursements) that is lower than those of its respective Target Fund(s) prior to the applicable Reorganization. With respect to each of the Target Core Bond Fund, Government Money Market II Fund, Target Small Cap Growth Fund and Strategic Bond Fund, the lower net total annual fund operating expenses will be due in part to the absence of a 0.25% shareholder services fee payable by the combined fund, which is expected to be offset in part by 0.25% higher separate account charges for Contract owners at the Contract level. For more detailed information about each Fund’s operating expense ratios, see “Summary—Fees and Expenses” in the Combined Prospectus/Proxy Statement.

Q:	What happens to my account if the Reorganization is approved?
A:
You will not need to take any further action. If the Reorganization relating to your Target Fund is approved, your shares of the Target Fund automatically will be converted into shares of the corresponding Acquiring Fund on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. The aggregate net asset value of the shares you receive in the Reorganization relating to your Target Fund will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	I have received another combined prospectus/proxy statement from other funds in the VALIC complex. Is this a duplicate combined prospectus/proxy statement?
A:
This is not a duplicate combined prospectus/proxy statement. You are being asked to vote separately for each fund in which you own shares. The proposals included here were not included in any other combined prospectus/proxy statement.

Q:	What happens if a Reorganization is not approved?
A:
If a Reorganization is not approved by shareholders of the relevant Target Fund, the Reorganization for that Target Fund will not occur and the applicable Board may consider alternatives, which may include seeking a merger with a different fund, the liquidation of the Target Fund or continuing current operations of the Target Fund.

Q:	What happens if shareholders of one Target Fund approve their Reorganization, while shareholders of the other Target Fund(s) do not?
A:
Each Reorganization is a separate transaction and is not dependent on the approval of any other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Target Fund, their Target Fund will be reorganized, even if shareholders of any other Target Fund do not approve the Reorganization relating to their Target Fund.

Q:	Will the Reorganization create a taxable event for me?
A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.
Capital Conservation Fund, Government Money Market II Fund, Target Core Bond Fund, and Target Small Cap Growth Fund
The portfolio managers of each of the Acquiring Core Bond Fund and the Government Money Market I Fund do not anticipate disposing of, or requesting the disposition of, any material portion (estimated to be less than 5%) of the holdings of the Capital Conservation Fund or the Government Money Market II Fund, respectively, in preparation for, or as a result of, the applicable Reorganization, other than in connection with the ordinary course of business. The portfolio managers of each of the Acquiring Core Bond Fund and the Acquiring Small Cap Growth Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target Core Bond Fund or the Target Small Cap Growth Fund, respectively, in preparation for, or as a result of, the applicable Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs are anticipated to be incurred in connection with these Reorganizations.
Small Cap Aggressive Growth Fund, Small Cap Fund and Strategic Bond Fund
While the portfolio managers of the Acquiring Small Cap Growth Fund do not anticipate disposing of a material portion of the holdings of each of the Small Cap Aggressive Growth Fund and the Small Cap Fund following the closing of the applicable Reorganization, they do anticipate requesting the disposition of a material portion of the holdings of the Small Cap Aggressive Growth Fund (estimated to be approximately 88%) and the Small Cap Fund (estimated to be approximately 68%) in preparation for the applicable Reorganization. While the portfolio managers of the Acquiring Core Bond Fund do not anticipate disposing of a material portion of the holdings of the Strategic Bond Fund following the closing of the Reorganization, they do anticipate requesting the disposition of a significant portion of the holdings of the Strategic Bond Fund (estimated to be approximately 27%) in preparation for the Reorganization. The purpose of these sales is to align the holdings of each Target Fund with that of its respective Acquiring Fund prior to the closing of the Reorganization and to minimize any tax effects and transaction costs to applicable Acquiring Fund shareholders in connection with the realignments. During this period, each Target Fund may deviate from its principal investment strategies. VALIC has estimated that the brokerage commissions and other portfolio transaction costs relating to the realignment of the portfolio of each of the Small Cap Aggressive Growth Fund and the Small Cap Fund prior to its Reorganization will be approximately $86,000 (0.04% of net assets), or $167,000 (0.05% of net assets), respectively, or, based on shares outstanding as of August 31, 2020, $0.008, or $0.006 per share, respectively. The estimated brokerage commissions and other portfolio transaction costs relating to the realignment of the portfolio of the Strategic Bond Fund are anticipated to be minimal, if any. Each Target Fund will pay the transaction costs relating to the realignment of its portfolio prior to the Reorganization. The realignment of a Target Fund’s portfolio will only occur if its respective Reorganization is approved by shareholders.
The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and each Target Fund’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of a Target Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the combined fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is the case with other distributions, Contract owners will not be taxed on such distributions to the Separate Accounts of the Life Companies, although they may be subject to tax upon redemption from Contracts. Shareholders holding through Plans or IRAs will also not be taxed on such distributions, although they may be subject to tax when they withdraw funds from such accounts.
Q:	Who will pay for the Reorganizations?
A:
VALIC or its affiliates will pay the expenses incurred in connection with each Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of a Target Fund’s portfolio securities prior to or after the closing of the Reorganization relating to such Target Fund. VALIC or its affiliates will pay these expenses whether or not a Reorganization is approved at the special meeting. Please refer to “Information About the Reorganizations – Expenses of the Reorganizations” for additional information about the expenses associated with each Reorganization.

Q:	How do I vote my shares?
A:
You can vote by completing the enclosed proxy card, providing voting instructions using the enclosed voting instruction card or by participating virtually at the special meeting, or as described below. Please see “Instructions for Signing Voting Instruction Cards or Proxy Cards” on the next page.

You can authorize a proxy to vote your shares by (1) using the telephone or Internet as described on your proxy card or voting instruction card, or (2) completing and signing the enclosed proxy card or voting instruction card and mailing it in the enclosed postage-paid envelope, or you can vote during the special meeting by following the instructions that will be available on the special meeting website during the special meeting.
Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the special meeting will be held in a virtual meeting format only. Shareholders that owned interests in a Target Fund as of the Record Date may participate in the special meeting by means of remote communication by registering at: https://viewproxy.com/AIG/broadridgevsm3/.
If you owned interests in a Target Fund on the Record Date and wish to attend the special meeting, you must first register with Broadridge Financial Solutions, Inc. (“Broadridge”), the Target Funds’ proxy solicitor, at https://viewproxy.com/AIG/broadridgevsm3/. You will be required to enter your name, an email address and the control number found on your proxy card or voting instruction card. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Monday, May 10, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the special meeting. A separate email will follow containing a password to enter at the event link in order to access the special meeting. You may vote during the special meeting at www.proxyvote.com/. You will need your control number to vote.
For shareholders who own shares through a Contract, no matter how large or small your holdings may be, your vote counts, since the Life Companies will vote Target Fund shares in the same proportions as the instructions received from all Contract owners with assets invested in the Target Fund. Shares for which the Life Companies receive no timely voting instructions from a Contract owner will be voted by the Life Companies as for, against, or abstain, in the same proportion as the shares for which voting instructions were received from Contract owners, even if only a small number of Contract owners provide voting instructions. The effect of proportional voting is that if a large number of Contract owners fail to give voting instructions, a small number of Contract owners may determine the outcome of the vote.
Q:	Why are multiple proxy cards or voting instruction cards enclosed?
A:	If you are a shareholder of more than one Target Fund, you will receive a proxy card or voting instruction card for each Target Fund.
Q:	When will the Reorganization occur?
A:
If approved by shareholders, each Reorganization is expected to occur during the second quarter of 2021. A Reorganization will not take place if the Reorganization is not approved by the relevant Target Fund’s shareholders.

Q:	How does the Board recommend that I vote?
A:	The Board recommends that shareholders vote “FOR” the proposal.
v

Q:	Whom do I contact if I have questions?
A:	Please call Broadridge, the proxy solicitor, toll-free at 1-833-670-0699 Monday through Friday, 9 a.m. to 10 p.m. Eastern Time.
To Our Group Deferred Compensation Contract Owners:
As the group contract owner of your deferred compensation plan, you have the option to 1) give voting instructions, or 2) direct us to follow individual participants’ instructions for voting.
•
Should you decide to give voting instructions, please complete the voting instruction section of the enclosed card. We request that you clearly mark your vote for the proposal on the card. We will then disregard any voting instructions received from individual participants within your Contract.

•
Alternatively, if you want us to accept voting instructions from your individual participants, please complete the “Group Authorization” section of the enclosed card. This will allow us to follow the voting instructions from the individual participants.

As the group contract owner of a nonqualified unfunded deferred compensation plan, you have the right to give voting instructions.

IF VOTING BY MAIL
INSTRUCTIONS FOR SIGNING VOTING INSTRUCTION CARDS OR PROXY CARDS
The following general rules for signing voting instruction cards or proxy cards may be of assistance to you.
1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instruction card form or the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instruction card or proxy card.
3.	All Other Accounts: The capacity of the individual signing the voting instruction card or proxy card should be indicated unless it is reflected in the form of registration. For example:
Registration	Valid Signature
Corporate Accounts	ABC Corp.
(1) ABC Corp.	John Doe, Treasurer
(2) ABC Corp.
(3) ABC Corp. c/o John Doe, Treasurer	John Doe John Doe, Trustee
(4) ABC Corp. Profit Sharing Plan

Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith John B. Smith, Jr., Executor
(2) Estate of John B. Smith
Important additional information about the proposal is set forth in the accompanying Combined
Prospectus/Proxy Statement. Please read it carefully.

VALIC COMPANY I
Capital Conservation Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
VALIC COMPANY II
Core Bond Fund
Government Money Market II Fund
Small Cap Growth Fund
Strategic Bond Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON TUESDAY, MAY 11, 2021
To the Shareholders of each of the Capital Conservation Fund, the Core Bond Fund, the Government Money Market II Fund, the Small Cap Aggressive Growth Fund, the Small Cap Fund, the Small Cap Growth Fund and the Strategic Bond Fund:
This is to notify you that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each of the Capital Conservation Fund, the Small Cap Aggressive Growth Fund, the Small Cap Fund, each a series of VALIC Company I (“VC I”), a Maryland corporation, the Core Bond Fund, the Government Money Market II Fund, the Small Cap Growth Fund and the Strategic Bond Fund, each a series of VALIC Company II (“VC II”), a Delaware statutory trust, (each, a “Target Fund” and collectively, the “Target Funds”) will be held on Tuesday, May 11, 2021 at 4:00 p.m., Eastern Time, for the below purposes. Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person, but you will be able to view the Special Meeting live and cast your vote(s) by accessing an event link.
The shareholders of the applicable Target Funds are being asked to consider and vote upon one or more of the following proposals, as applicable:
1.a
To approve an Agreement and Plan of Reorganization relating to the Capital Conservation Fund, pursuant to which the Capital Conservation Fund will transfer all of its assets to the Core Bond Fund (the “Acquiring Core Bond Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring Core Bond Fund of all of the liabilities of the Capital Conservation Fund and shares of the Acquiring Core Bond Fund, which shares will be distributed by the Capital Conservation Fund to the holders of its shares in complete liquidation thereof (to be voted on by Capital Conservation Fund shareholders);

1.b
To approve an Agreement and Plan of Reorganization relating to the Strategic Bond Fund, pursuant to which the Strategic Bond Fund will transfer all of its assets to the Acquiring Core Bond Fund, a newly created series of VC I, in exchange for the assumption by the Acquiring Core Bond Fund of all of the liabilities of the Strategic Bond Fund and shares of the Acquiring Core Bond Fund, which shares will be distributed by the Strategic Bond Fund to the holders of its shares in complete liquidation thereof (to be voted on by Strategic Bond Fund shareholders);

1.c
To approve an Agreement and Plan of Reorganization relating to the Core Bond Fund, pursuant to which the Core Bond Fund will transfer all of its assets to the Acquiring Core Bond Fund, a newly created series of VC I, in exchange for the assumption by the Acquiring Core Bond Fund of all of the liabilities of the Core Bond Fund and shares of the Acquiring Core Bond Fund, which shares will be distributed by the Core Bond Fund to the holders of its shares in complete liquidation thereof (to be voted on by Core Bond Fund shareholders);

1.d
To approve an Agreement and Plan of Reorganization relating to the Government Money Market II Fund, pursuant to which the Government Money Market II Fund will transfer all of its assets to the Government Money Market I Fund, a series of VC I, in exchange for the assumption by the Government Money Market I Fund of all of the liabilities of the Government Money Market II Fund and shares of the Government Money Market I Fund, which shares will be distributed by the Government Money Market II Fund to the holders of its shares in complete liquidation thereof (to be voted on by Government Money Market II Fund shareholders);

1.e
To approve an Agreement and Plan of Reorganization relating to the Small Cap Aggressive Growth Fund, pursuant to which the Small Cap Aggressive Growth Fund will transfer all of its assets to the Small Cap Growth Fund (the “Acquiring Small Cap Growth Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring Small Cap Growth Fund of all of the liabilities of the Small Cap Aggressive Growth Fund and shares of the Acquiring Small Cap Growth Fund, which shares will be distributed by the Small Cap Aggressive Growth Fund to the holders of its shares in complete liquidation thereof (to be voted on by Small Cap Aggressive Growth Fund shareholders);

1.f
To approve an Agreement and Plan of Reorganization relating to the Small Cap Fund, pursuant to which the Small Cap Fund will transfer all of its assets to the Acquiring Small Cap Growth Fund, a newly created series of VC I, in exchange for the assumption by the Acquiring Small Cap Growth Fund of all of the liabilities of the Small Cap Fund and shares of the Acquiring Small Cap Growth Fund, which shares will be distributed by the Small Cap Fund to the holders of its shares in complete liquidation thereof (to be voted on by Small Cap Fund shareholders);

1.g
To approve an Agreement and Plan of Reorganization relating to the Small Cap Growth Fund, pursuant to which the Small Cap Growth Fund will transfer all of its assets to the Acquiring Small Cap Growth Fund, a newly created series of VC I, in exchange for the assumption by the Acquiring Small Cap Growth Fund of all of the liabilities of the Small Cap Growth Fund and shares of the Acquiring Small Cap Growth Fund, which shares will be distributed by the Small Cap Growth Fund to the holders of its shares in complete liquidation thereof (to be voted on by Small Cap Growth Fund shareholders); and

2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
The shareholders of each Target Fund will vote separately on the proposal relating to their Target Fund. The Board of Directors of VC I and the Board of Trustees of VC II (together, the “Board”) have fixed the close of business on February 26, 2021 as the record date (the “Record Date”) for determination of shareholders of each relevant Target Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof.
Shareholders of record on the Record Date may participate in and vote at the Special Meeting on the Internet by virtual means by visiting the following website: https://viewproxy.com/AIG/broadridgevsm3/. If you owned interests in a Target Fund on the Record Date and wish to attend the Special Meeting, you must first register with Broadridge Financial Solutions, Inc., the proxy solicitor, at https://viewproxy.com/AIG/broadridgevsm3/. You will be required to enter your name, an email address and the control number found on your proxy card or voting instruction card. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Monday, May 10, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Special Meeting. A separate email will follow containing a password to enter at the event link in order to access the Special Meeting. You may vote during the Special Meeting at www.proxyvote.com/. You will need your control number to vote.
For owners of a variable annuity or variable life insurance contract or certificate (a “Contract”) (“Contract owners”) issued by The Variable Annuity Life Insurance Company or by an affiliated life insurance company, you have the right to instruct the issuer of the Contract how to vote Target Fund shares that are attributable to your Contract at the Special Meeting. Contract votes for which no timely instructions are received will be voted in the affirmative, the negative, or in abstention, in the same proportion as those shares for which instructions have been received from other Contract owners. Participants in qualified retirement plans (each, a “Plan”) or owners of individual retirement accounts (each, an “IRA”) may have the right to vote or give voting instructions depending on the terms of the Plan or IRA custodial or other agreement. VALIC will take direction from the applicable Plan or account trustee regarding who (e.g., the Plan or participants) has the right to vote or provide voting instructions. For purposes of the enclosed Combined Prospectus/Proxy Statement, we refer to Contract owners, Plan participants and IRA owners collectively as “shareholders.”

Your vote is important regardless of the size of your holdings in the Target Fund. Whether or not you expect to attend the Special Meeting virtually, please complete and sign the enclosed proxy card or voting instruction card and return it promptly in the enclosed envelope. You may also vote by telephone or over the Internet; please see page 78 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.

By Order of the Board,
/s/ Kathleen D. Fuentes
Kathleen D. Fuentes
Secretary
Houston, Texas
March 10, 2021

COMBINED PROSPECTUS/PROXY STATEMENT
VALIC COMPANY I
Capital Conservation Fund
Core Bond Fund
Government Money Market I Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Growth Fund
VALIC COMPANY II
Core Bond Fund
Government Money Market II Fund
Small Cap Growth Fund
Strategic Bond Fund

2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the Capital Conservation Fund, the Small Cap Aggressive Growth Fund, the Small Cap Fund, each a series of VALIC Company I (“VC I”), a Maryland corporation, the Core Bond Fund, the Government Money Market II Fund, the Small Cap Growth Fund and/or the Strategic Bond Fund, each a series of VALIC Company II (“VC II” and together with VC I, the “Companies” and each, a “Company”), a Delaware statutory trust. The Capital Conservation Fund, the Core Bond Fund, the Government Money Market II Fund, the Small Cap Aggressive Growth Fund, the Small Cap Fund, the Small Cap Growth Fund and the Strategic Bond Fund are referred to as the “Target Funds” and each, a “Target Fund.”
A joint special meeting of shareholders of each of the Target Funds (the “Special Meeting”) will be held on Tuesday, May 11, 2021 at 4:00 p.m., Eastern Time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person, but you will be able to view the Special Meeting live and cast your vote(s) by accessing an event link. Shareholders of record of each Target Fund at the close of business on February 26, 2021 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof. This Combined Prospectus/Proxy Statement, proxy card/voting instruction card and accompanying Notice of Joint Special Meeting of Shareholders were first sent or given to shareholders of each Target Fund on or about March 19, 2021. The Board of Directors of VC I and the Board of Trustees of VC II (each, a “Board”) each requests that shareholders vote their shares by completing and returning the enclosed proxy card or voting instruction card.
Shareholders of record on the Record Date may participate in and vote at the Special Meeting on the Internet by virtual means by visiting the following website: https://viewproxy.com/AIG/broadridgevsm3/. If you owned interests in a Target Fund on the Record Date and wish to attend the Special Meeting, you must first register with Broadridge Financial Solutions, Inc., the proxy solicitor, at https://viewproxy.com/AIG/broadridgevsm3/. You will be required to enter your name, an email address and the control number found on your proxy card or voting instruction card. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Monday, May 10, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Special Meeting. A separate email will follow containing a password to enter at the event link in order to access the Special Meeting. You may vote during the Special Meeting at www.proxyvote.com/. You will need your control number to vote.
i

The purpose of the Special Meeting is:
1.
The shareholders of each Target Fund are being asked to consider and vote upon a proposal (each, a “Proposal” and collectively, the “Proposals”) to approve an Agreement and Plan of Reorganization relating to their Target Fund, pursuant to which the Target Fund will transfer all of its assets to a series of VC I, as set out in the following table under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds” and together with the Target Funds, the “Funds” and each, a “Fund”), in exchange for the assumption by the applicable Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof;

Target Fund	Acquiring Fund
Capital Conservation Fund, a series of VC I	Core Bond Fund (“Acquiring Core Bond Fund”)
Core Bond Fund, a series of VC II (“Target Core Bond Fund”)	Acquiring Core Bond Fund
Government Money Market II Fund, a series of VC II	Government Money Market I Fund
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund (“Acquiring Small Cap Growth Fund”)
Small Cap Fund, a series of VC I	Acquiring Small Cap Growth Fund
Small Cap Growth Fund, a series of VC II (“Target Small Cap Growth Fund”)	Acquiring Small Cap Growth Fund
Strategic Bond Fund, a series of VC II	Acquiring Core Bond Fund
2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
For owners of a variable annuity or variable life insurance contract or certificate (a “Contract”) (the “Contract owners”) issued by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”) or by an affiliated life insurance company (together with VALIC, the “Life Companies” and each, a “Life Company”), you have the right to instruct the applicable Life Company how to vote Target Fund shares that are attributable to your Contract. Contract votes for which no timely instructions are received will be voted in the affirmative, the negative, or in abstention, in the same proportion as those shares for which instructions have been received from other Contract owners. Participants in qualified retirement plans (each, a “Plan”) or owners of individual retirement accounts (each, an “IRA”) may have the right to vote or give voting instructions depending on the terms of the Plan or IRA custodial or other agreement. VALIC will take direction from the applicable Plan or account trustee regarding who (e.g., the Plan or participants) has the right to vote or provide voting instructions. For convenience, we refer to Contract owners, Plan participants and IRA owners collectively as “shareholders.”
The applicable Board has approved the reorganization (each, a “Reorganization”) with respect to each Target Fund by which the Target Fund, a separate series of the relevant Company, an open-end management investment company, would be acquired by the applicable Acquiring Fund. As detailed in the following table, each Acquiring Fund pursues an investment objective that is identical or substantially similar to the investment objective of its corresponding Target Fund.
ii

Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
Capital Conservation Fund
Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.
		Acquiring Core Bond Fund	Seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.
Target Core Bond Fund	Seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.	Acquiring Core Bond Fund	Same as Target Fund.
Government Money Market II Fund	Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.	Government Money Market I Fund	Same as Target Fund.
Small Cap Aggressive Growth Fund	Seeks capital growth.	Acquiring Small Cap Growth Fund	Seeks to provide long-term capital growth.
Small Cap Fund	Seeks to provide long-term capital growth by investing primarily in the stocks of small companies.	Acquiring Small Cap Growth Fund	Seeks to provide long-term capital growth.
Target Small Cap Growth Fund	Seeks to provide long-term capital growth.	Acquiring Small Cap Growth Fund	Same as Target Fund.
Strategic Bond Fund	Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.	Acquiring Core Bond Fund	Seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.
Each Acquiring Fund also has certain strategies that are similar and compatible or identical with those of the corresponding Target Fund(s). Certain Target Funds and their corresponding Acquiring Funds, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Target Fund’s and each Acquiring Fund’s investment strategies, see “Summary – Investment Objectives and Principal Investment Strategies” below.
If a Target Fund’s shareholders approve the Reorganization relating to their Target Fund, the Target Fund will transfer its assets to the corresponding Acquiring Fund. The Acquiring Fund will assume all of the liabilities of the Target Fund and will issue shares to the Target Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Target Fund. Immediately thereafter, the Target Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Target Fund will be terminated as a series of the relevant Company. When the Reorganization is complete, the aggregate net asset value of the Acquiring Fund shares received in the Reorganization by Target Fund shareholders will equal the aggregate net asset value of the Target Fund shares
iii

held by Target Fund shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Fund will represent a smaller percentage of ownership in the combined fund than the shares held by those in the Target Fund prior to the Reorganization. Shareholders are entitled to one vote for each share or unit held on the Record Date.
This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Target Fund should know before voting on the Reorganization relating to their Target Fund and constitutes an offering of shares of the corresponding Acquiring Fund only. Please read it carefully and retain it for future reference.
The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:
•	the Statement of Additional Information dated March 10, 2021 (Securities Act File No. 333-252781) (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;
•
the VC I Prospectus and Statement of Additional Information, each dated October 1, 2020 (Securities Act File No. 002-83631), solely as they relate to the Capital Conservation Fund, the Government Money Market I Fund, the Small Cap Aggressive Growth Fund and the Small Cap Fund, containing additional information about each such Fund;

•
the VC I Prospectus and Statement of Additional Information, each dated February 4, 2021 (Securities Act File No. 002-83631), solely as they relate to the Acquiring Core Bond Fund, containing additional information about the Acquiring Core Bond Fund;

•
the VC I Prospectus and Statement of Additional Information, each dated January 25, 2021 (Securities Act File No. 002-83631), containing additional information about the Acquiring Small Cap Growth Fund; and

•
the VC II Prospectus and Statement of Additional Information, each dated January 1, 2021 (Securities Act File No. 333-53589), solely as they relate to the Target Core Bond Fund, the Government Money Market II Fund, the Target Small Cap Growth Fund and the Strategic Bond Fund, containing additional information about each such Fund.

Except as otherwise described herein, the policies and procedures set forth herein relating to the shares of an Acquiring Fund will apply to the shares to be issued by the Acquiring Fund in connection with its applicable Reorganization.
These documents are on file with the SEC. Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials, with the SEC.
Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling (800) 445-7862 or by writing to the Acquiring Fund at VALIC Company I, 2919 Allen Parkway, Houston Texas 77019 or to the Target Fund at VALIC Company I or VALIC Company II, as applicable, 2919 Allen Parkway, Houston Texas 77019.
If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”
You also may view or obtain these documents from the SEC:
By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov
The Boards know of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
iv

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.
The date of this Combined Prospectus/Proxy Statement is March 10, 2021.
v

vi

SUMMARY
The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.
Each of VC I and VC II is an open-end management investment company (an “open-end fund”) registered with the SEC. Each of the Funds is a separate series of its respective Company. The investment objective of each Target Fund and its corresponding Acquiring Fund are identical or substantially similar, as detailed in the following table:
Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
Capital Conservation Fund
Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.
		Acquiring Core Bond Fund	Seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.
Target Core Bond Fund	Seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.	Acquiring Core Bond Fund	Same as Target Fund.
Government Money Market II Fund	Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.	Government Money Market I Fund	Same as Target Fund.
Small Cap Aggressive Growth Fund	Seeks capital growth.	Acquiring Small Cap Growth Fund	Seeks to provide long-term capital growth.
Small Cap Fund	Seeks to provide long-term capital growth by investing primarily in the stocks of small companies.	Acquiring Small Cap Growth Fund	Seeks to provide long-term capital growth.
Target Small Cap Growth Fund	Seeks to provide long-term capital growth.	Acquiring Small Cap Growth Fund	Same as Target Fund.
Strategic Bond Fund	Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.	Acquiring Core Bond Fund	Seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.

VALIC serves as investment adviser for each Fund. The subadviser for each of the Target Funds and Acquiring Funds is set forth in the following table:
Target Fund	Subadviser	Acquiring Fund	Subadviser
Capital Conservation Fund	PineBridge Investments LLC (“PineBridge”)	Acquiring Core Bond Fund	PineBridge
Target Core Bond Fund	PineBridge
Strategic Bond Fund	PineBridge
Government Money Market II Fund	SunAmerica Asset Management, LLC (“SunAmerica”)	Government Money Market I Fund	SunAmerica
Small Cap Aggressive Growth Fund	Victory Capital Management Inc.	Acquiring Small Cap Growth Fund	JPMIM
Small Cap Fund	Bridgeway Capital Management, Inc. (“Bridgeway”), J.P. Morgan Investment Management Inc. (“JPMIM”), and T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Acquiring Small Cap Growth Fund	JPMIM
Capital Conservation Fund and Acquiring Core Bond Fund. Each of the Capital Conservation Fund and the Acquiring Core Bond Fund invest principally in fixed-income securities. The Capital Conservation Fund invests at least 75% of the Fund’s total assets at the time of purchase in investment-grade, intermediate- and long-term corporate bonds, including dollar denominated foreign corporate bonds, securities issued or guaranteed by the U.S. Government, mortgage-backed securities, asset-backed securities, securities issued by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), collateralized mortgage obligations (“CMOs”), and high quality money market securities. The Acquiring Core Bond Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities. A significant portion of the Acquiring Core Bond Fund’s U.S. government securities may be issued or guaranteed by FNMA, FHLMC or the Government National Mortgage Association (“GNMA”). The Acquiring Core Bond Fund may also invest up to 20% of its net assets in lower-quality fixed-income securities (often referred to as “junk bonds”) and up to 40% of its total assets in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. Up to 20% of the Acquiring Core Bond Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash. Although the Acquiring Core Bond Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets. Both Funds may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives. Both Funds are diversified.
Strategic Bond Fund and Acquiring Core Bond Fund. Both the Strategic Bond Fund and the Acquiring Core Bond Fund invest principally in fixed-income securities. The Strategic Bond Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed-income securities, including: investment grade bonds (rated Baa or higher by Moody’s Investor Services, Inc. (“Moody’s”) and BBB or higher by S&P Global Ratings (“S&P”); U.S. Government and agency obligations; mortgage- and asset-backed securities; and U.S., Canadian, and foreign high risk, high yield, “junk bonds” (rated C or higher by Moody’s and CC or higher by S&P, or comparable unrated securities). Up to 50% of the Strategic Bond Fund’s total assets may be invested in foreign securities. Up to 25% of the Strategic Bond Fund’s total assets may be invested in foreign emerging market debt (both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody’s or CC or higher by

S&P, or of comparable quality if unrated. In addition, the Strategic Bond Fund may invest up to an additional 25% of its total assets in non-U.S. dollar bonds. The Strategic Bond Fund may invest up to 10% of its net assets in senior secured floating rate loans. The Acquiring Core Bond Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities. A significant portion of the Acquiring Core Bond Fund’s U.S. government securities may be issued or guaranteed by FNMA, FHLMC or GNMA. The Acquiring Core Bond Fund may also invest up to 20% of its net assets in lower-quality fixed-income securities and up to 40% of its total assets in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. Up to 20% of the Acquiring Core Bond Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash. Although the Acquiring Core Bond Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets. Both Funds may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives. Both Funds are diversified.
Target Core Bond Fund and Acquiring Core Bond Fund. The principal investment strategies of the Target Core Bond Fund and the Acquiring Core Bond Fund are identical. Both Funds invest, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities. A significant portion of each Fund’s U.S. government securities may be issued or guaranteed by FNMA, FHLMC or GNMA. Each Fund may invest up to 20% of its net assets in lower-quality fixed-income securities and up to 40% of its total assets in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. Up to 20% of the each Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash. Although each Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets. Both Funds may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives. Both Funds are diversified.
Government Money Market II Fund and Government Money Market I Fund. The principal investment strategies of the Government Money Market II Fund and Government Money Market I Fund are identical. Each Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. Government securities. In addition, under normal circumstances, each Fund invests at least 80% of its net assets in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities. A “government money market fund” under Rule 2a-7, such as each Fund, may, but is not required to, impose liquidity fees and redemption gates. Each Fund’s Board has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board may elect to impose liquidity fees or redemption gates in the future. Both Funds are money market funds and seek to maintain a stable share price of $1.00. Both Funds are diversified.
Small Cap Aggressive Growth Fund and Acquiring Small Cap Growth Fund. Both the Small Cap Aggressive Growth Fund and the Acquiring Small Cap Growth Fund invest principally in equity securities. The Small Cap Aggressive Growth Fund normally invests at least 80% of its net assets in small companies. The Small Cap Aggressive Growth Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities (up to 10% of net assets). Under normal market conditions, the Acquiring Small Cap Growth Fund invests at least 80% of net assets in the equity securities of small-cap companies. Typically, the Acquiring Small Cap Growth Fund invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows and/or margin relative to peers, benchmarks or consensus expectations, as well as companies expected to have above-average growth. In managing the Acquiring Small Cap Growth Fund, the subadviser employs a process to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. With respect to both Funds, a company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. Some companies may outgrow the definition of a small company after the Small Cap Aggressive Fund has purchased their securities. These companies continue to be considered small for purposes of the Small Cap Aggressive Growth Fund’s minimum 80% allocation to small-cap companies. The Acquiring Small Cap Growth Fund’s subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures. The subadviser of the Small Cap Aggressive Growth Fund may also engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective. Both Funds are diversified.
Small Cap Fund and Acquiring Small Cap Growth Fund. Both the Small Cap Fund and the Acquiring Small Cap Growth Fund invest principally in equity securities. The Small Cap Fund normally invests at least 80% of net assets in stocks of small companies. With respect to the Small Cap Fund, a company is considered a “small” company if its total market value (capitalization), at the time of purchase, falls (i) within or below the range of companies in either the current Russell 2000® Index or the S&P SmallCap 600® Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Small Cap Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range. The Small Cap Fund may purchase stocks that have a market capitalization above the range if the companies appear to have better prospects for capital appreciation. Stock selection may reflect a growth or a value investment approach or a combination of both. Under normal market conditions, the Acquiring Small Cap Growth Fund invests at least 80% of net assets in the equity securities of small-cap companies. Typically, the Acquiring Small Cap Growth Fund invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows and/or margin relative to peers, benchmarks or consensus expectations, as well as companies expected to have above-average growth. In managing the Acquiring Small Cap Growth Fund, the subadviser employs a process to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. With respect to the Acquiring Small Cap Growth Fund, a company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. The Acquiring Small Cap Growth Fund’s subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures. Both Funds are diversified.
Target Small Cap Growth Fund and Acquiring Small Cap Growth Fund. The principal investment strategies of the Target Small Cap Growth Fund and the Acquiring Small Cap Growth Fund are virtually identical. Under normal market conditions, both Funds invest at least 80% of net assets in the equity securities of small-cap companies. Typically, the Target Small Cap Growth Fund invests in securities of companies with a history of above-average growth, and the Acquiring Small Cap Growth Fund typically invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows and/or margin relative to peers, benchmarks or consensus expectations. Both Funds also invest in companies expected to have above-average growth. A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. The subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures. In managing each Fund, the subadviser employs a process to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Both Funds are diversified.
Each Board, including the directors/trustees (the “Directors”) who are not “interested persons” of the relevant Company (as defined in the 1940 Act) (the “Independent Directors”), has unanimously approved each applicable Reorganization, on behalf of each relevant Target Fund. Subject to approval by the relevant Target Fund shareholders, each Reorganization provides for:
•
the transfer of all the assets of the relevant Target Fund to its corresponding Acquiring Fund in exchange for the assumption by the corresponding Acquiring Fund of all of the liabilities of the relevant Target Fund and shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the value of the assets of the relevant Target Fund acquired by the corresponding Acquiring Fund reduced by the amount of such assumed liabilities;

•	the distribution of such shares of the corresponding Acquiring Fund to the relevant Target Fund’s shareholders; and
•	the termination of the relevant Target Fund as a series of the relevant Company.
If a proposed Reorganization is approved and completed, a Target Fund’s shareholders will receive shares of the corresponding Acquiring Fund that have the same aggregate net asset value as the shares of the Target Fund that they owned immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganizations
At a meeting held on January 25-26, 2021 (the “January Board Meeting”), VALIC, in its capacity as the investment adviser to the Funds, proposed the Reorganizations to the Board as part of an effort to optimize the fund line-up in its product offerings, including by considering potential opportunities for consolidation of certain funds that have similar objectives and strategies, and/or to seek to eliminate certain costs associated with operating two different business entities – VC I and VC II – that are organized under the laws of different states. VALIC believes that, with respect to each proposed Reorganization, the shareholders of each Fund will benefit more from the potential operating and administrative efficiencies and, in the case of Reorganizations involving more than one Target Fund and the Reorganization of the Government Money Market II Fund into the Government Money Market I Fund, economies of scale that may be achieved by combining the Funds’ assets in the Reorganization, than by continuing to operate the Funds separately. VALIC further believes that it is in the best interests of each Target Fund to combine its assets with a Fund that has a lower net expense structure. VALIC believes that each Acquiring Fund’s investment objective and strategies make it a compatible fund within the VALIC complex for a reorganization with each corresponding Target Fund.
Each Acquiring Fund, following completion of one or more of its Reorganizations, may be referred to as the “Combined Fund” in this Combined Prospectus/Proxy Statement and collectively as the “Combined Funds.” It is anticipated that the gross total annual fund operating expense ratio and, as applicable, the net annual fund operating expense ratio (i.e., after contractual fee waivers and/or expense reimbursements) for each Combined Fund will be lower than the current gross total annual fund operating expense ratio and, as applicable, the net annual fund operating expense ratio for each of the relevant Funds. The lower net annual fund operating expense ratio for certain Combined Funds, however, is expected to be offset by higher separate account charges, as discussed below. VALIC believes that continuing to operate each Target Fund as currently constituted is not in the best interests of the Target Fund.
In approving each Reorganization, the applicable Board, including the Independent Directors, determined that participation in the Reorganization is in the best interests of the relevant Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. Each Board considered the Reorganization proposals at the January Board Meeting, and the entire Board, including the Independent Directors, unanimously approved each relevant Reorganization. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
The factors considered by the Board with regard to each Reorganization include, but are not limited to, the following:
•
The fact that the investment objective of each Target Fund is substantially similar or identical to the investment objective of the corresponding Acquiring Fund, as well as the fact that certain strategies of each Target Fund and the corresponding Acquiring Fund are similar or identical, while others are different. The Board considered the principal differences in investment strategy between each Acquiring Fund and each corresponding Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Fund is more likely to achieve further operating efficiencies and, in some cases, economies of scale from its larger net asset size compared to each Target Fund.
•
The advisory fee rate to be paid by the relevant Combined Fund is lower than or equal to the current advisory fee rate paid by the relevant Target Fund, other than in the case of the Government Money Market II Fund.

•
The expectation that the Combined Fund will have gross and net annual operating expenses below those of each applicable Target Fund and the corresponding Acquiring Fund and that such lower net total annual operating expenses with respect to each of the Target Core Bond Fund, Government Money Market II Fund, Target Small Cap Growth Fund and Strategic Bond Fund will be due in part to the absence of a 0.25% shareholder services fee payable by the Combined Fund, which is expected to be offset in part by 0.25% higher separate account charges for Contract owners at the Contract level (as described below).

•	The Government Money Market I Fund, the Target Core Bond Fund and the Target Small Cap Growth Fund will be the survivor of their respective Reorganizations for accounting and performance purposes.

•
The personnel of VALIC and the subadviser who will manage the Combined Fund. The Directors considered that VALIC will continue to serve as the investment adviser of the Combined Fund after the Reorganization, and the subadviser(s) of an Acquiring Fund will continue to serve as subadviser(s) of the Combined Fund after the Reorganization. The Reorganization is not expected to result in diminution in the level or quality of services that the Target Fund shareholders currently receive. See “Comparison of the Funds—Management of the Funds.”

•
The relative performance histories of each Fund over different time periods, including: (i) the performance history of the Target Core Bond Fund and its performance relative to the Capital Conservation Fund and the Strategic Bond Fund; (ii) the performance history of the Target Small Cap Growth Fund and its performance relative to the Small Cap Aggressive Growth Fund and the Small Cap Fund; and (iii) the performance of the Government Money Market I Fund relative to the Government Money Market II Fund. Each Target Fund’s Board considered management’s discussion of the Funds’ performance, and noted that it received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against the Fund’s benchmark. While not predictive of future results, the Board also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group.

•	The relative size of each applicable Target Fund and the corresponding Acquiring Fund, and the prospects for further growth and long-term viability of each Target Fund.
•
The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•
The fact that the aggregate net asset value of the shares that shareholders of each Target Fund will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the respective Target Fund own immediately prior to the Reorganization, and that shareholders of each Target Fund will not be diluted as a result of the Reorganization.

•	The terms and conditions of each of the Reorganization Agreements.
•
The fact that VALIC or its affiliates will pay the expenses incurred in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs, if any, relating to the sale of each Target Fund’s portfolio securities prior to or after the Reorganization as described in the respective Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•
The portion of the portfolio holdings of the applicable Target Fund that would be sold, if any, before the Reorganization would be completed and the estimated brokerage commissions and other portfolio transaction costs relating to the realignment of each applicable Target Fund’s portfolio prior to the applicable Reorganization.

•	The fact that the Acquiring Fund will assume all of the liabilities of its respective Target Fund.
•	The fact that VC I and VC II are governed by different state laws, but that any differences in state law are not expected to have a material effect on shareholders' rights.
•	The possible alternatives to the Reorganization.
•
The Reorganization may result in some potential benefits to VALIC, including but not limited to cost savings, resulting from managing one Combined Fund rather than multiple Funds because the fixed costs involved with operating the Combined Fund will be spread across a larger asset base following the Reorganization. The Board also considered the Reorganization’s anticipated impact on VALIC’s profitability.

If a Reorganization is not approved by shareholders of the relevant Target Fund, the applicable Board may consider other alternatives, which may include seeking a merger with a different fund, the liquidation of the Target Fund or continuing current operations of the Target Fund.

The Board unanimously recommends that you vote “For” the Reorganization relating to your Target Fund.
Investment Objectives and Principal Investment Strategies
Comparison of the Capital Conservation Fund and the Acquiring Core Bond Fund
Investment Objectives. The investment objectives of the Acquiring Core Bond Fund and Capital Conservation Fund are substantially similar. The investment objective of the Acquiring Core Bond Fund is to seek the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities. The investment objective of the Capital Conservation Fund is to seek the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities. Each of the Acquiring Core Bond Fund’s and the Capital Conservation Fund’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Acquiring Core Bond Fund’s investment objective.
Principal Investment Strategies. The Acquiring Core Bond Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities. A significant portion of the Acquiring Core Bond Fund’s U.S. government securities may be issued or guaranteed by the FNMA, the FHLMC or GNMA.
The Capital Conservation Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment. The Capital Conservation Fund invests at least 75% of the Fund’s total assets at the time of purchase in investment-grade, intermediate- and long-term corporate bonds, including dollar denominated foreign corporate bonds, securities issued or guaranteed by the U.S. Government, mortgage-backed securities, asset-backed securities, securities issued by the FNMA or the FHLMC, CMOs, and high quality money market securities.
Although the Acquiring Core Bond Fund invests primarily in medium- to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities, which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by Moody’s or BBB- or higher by S&P or determined to be of comparable quality by the subadviser.
Up to 40% of the Acquiring Core Bond Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. These fixed-income securities are rated investment grade or higher at the time of investment. However, the Acquiring Core Bond Fund’s subadviser is not required to dispose of a security if its rating is downgraded. Up to 20% of the Acquiring Core Bond Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash. Although the Acquiring Core Bond Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Acquiring Core Bond Fund’s net assets. The Acquiring Core Bond Fund’s investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions.
Both Funds may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
In order to generate additional income, each of the Acquiring Core Bond Fund and the Capital Conservation Fund may lend portfolio securities to broker-dealers and other financial institutions, provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for each Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Each Fund’s principal investment strategies may be changed without shareholder approval, although investors for the Acquiring Core Bond Fund will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy.
The Combined Fund’s principal investment strategies will be those of the Acquiring Core Bond Fund.

Comparison. One principal difference between the Funds is that the Acquiring Core Bond Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, while the Capital Conservation Fund invests at least 75% of the Fund’s total assets at the time of purchase in investment-grade, intermediate- and long-term corporate bonds.
Other differences include that the Acquiring Core Bond Fund may invest up to 20% of its net assets in lower-quality fixed-income securities; up to 40% of its total assets in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets; up to 20% of its net assets in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash; and up to 20% of its net assets in equity securities. The Capital Conservation Fund does not have comparable principal investment strategies.
While the Capital Conservation Fund and the Acquiring Core Bond Fund have certain differences in strategies, the Funds utilize certain similar investment strategies to achieve their respective investment objectives. Both Funds invest in investment-grade securities, including domestic and foreign securities, securities issued by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities, as well as securities issued by FNMA and FHLMC. Both Funds may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Core Bond Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring Core Bond Fund do not anticipate disposing of, or requesting the disposition of, any material portion of the holdings of the Capital Conservation Fund (estimated to be less than 5%) in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Capital Conservation Fund in connection with the Reorganization.
Some of the similarities and differences of the principal and other significant investment strategies of the Funds are described in the chart below.
Capital Conservation Fund		Acquiring Core Bond Fund
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The Fund invests at least 75% of the Fund’s total assets at the time of purchase in investment-grade, intermediate- and long-term corporate bonds, including dollar denominated foreign corporate bonds, securities issued or guaranteed by the U.S. Government, mortgage-backed securities, asset-backed securities, securities issued by the FNMA or the FHLMC, CMOs, and high quality money market securities.
■
The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities.

		■	A significant portion of the Fund’s U.S. government securities may be issued or guaranteed by FNMA, FHLMC or GNMA.
■	The Fund does not have a comparable strategy.	■
Although the Fund invests primarily in medium- to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities (often referred to as “junk bonds”), which are considered below investment-grade.

■	The Fund does not have a comparable strategy.	■
Up to 40% of the Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets.

Capital Conservation Fund		Acquiring Core Bond Fund
■	The Fund does not have a comparable strategy.	■
Up to 20% of the Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash.

■	The Fund does not have a comparable strategy.	■	The Fund may invest in equity securities from time-to-time up to 20% of the Fund’s net assets.
■	The Fund does not have a comparable strategy.	■
The Fund’s investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions.

■	The Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.	■	The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.
■	The Fund is diversified	■	The Fund is diversified.
Comparison of the Strategic Bond Fund and the Acquiring Core Bond Fund
Investment Objectives. The investment objectives of the Acquiring Core Bond Fund and Strategic Bond Fund are substantially similar. The investment objective of the Core Bond Fund is to seek the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities. The investment objective of the Strategic Bond Fund is to seek the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities. Each of the Acquiring Core Bond Fund’s and Strategic Bond Fund’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Acquiring Core Bond Fund’s investment objective.
Principal Investment Strategies. The Acquiring Core Bond Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities. A significant portion of the Acquiring Core Bond Fund’s U.S. government securities may be issued or guaranteed by the FNMA, the FHLMC or GNMA. Although the Acquiring Core Bond Fund invests primarily in medium- to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities, which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by Moody’s or BBB- or higher by S&P or determined to be of comparable quality by the subadviser.
The Strategic Bond Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed-income securities, including: investment grade bonds (rated Baa or higher by Moody’s and BBB or higher by S&P); U.S. Government and agency obligations; mortgage- and asset-backed securities; and U.S., Canadian, and foreign high risk, high yield, “junk bonds” (rated C or higher by Moody’s and CC or higher by S&P, or comparable unrated securities).
Up to 40% of the Acquiring Core Bond Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. These fixed-income securities are rated investment grade or higher at the time of investment. However, the Acquiring Core Bond Fund’s subadviser is not required to dispose of a security if its rating is downgraded. Up to 50% of the Strategic Bond Fund’s total assets may be invested in foreign securities. Up to 25% of the Strategic Bond Fund’s total assets may be invested in foreign emerging market debt (both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody’s or CC or higher by S&P, or of comparable quality if unrated. In addition, the Strategic Bond Fund may invest up to an additional 25% of its total assets in non-U.S. dollar bonds.
Up to 20% of the Acquiring Core Bond Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash. Although the Acquiring Core Bond Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Acquiring Core Bond Fund’s net assets.

The Acquiring Core Bond Fund’s investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions.
The Strategic Bond Fund may invest up to 10% of its net assets in senior secured floating rate loans.
Both Funds may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
In order to generate additional income, each of the Acquiring Core Bond Fund and the Strategic Bond Fund may lend portfolio securities to broker-dealers and other financial institutions, provided that the value of the loaned securities does not exceed 30% of each Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Each Fund’s principal investment strategies may be changed without shareholder approval, although investors for both Funds will be given at least 60 days’ written notice in advance of any change to the Funds’ 80% investment policy.
The Combined Fund’s principal investment strategies will be those of the Acquiring Core Bond Fund.
Comparison. One principal difference between the Funds is that the Acquiring Core Bond Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities. The Strategic Bond Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed-income securities, including investment grade bonds; U.S. Government and agency obligations; mortgage- and asset-backed securities; and U.S., Canadian, and foreign high risk, high yield “junk bonds” (rated C or higher by Moody’s and CC or higher by S&P, or comparable unrated securities).
Another difference is that the up to 40% of the Acquiring Core Bond Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. The Strategic Bond Fund may invest up to 50% of its total assets in foreign securities. Up to 25% of the Strategic Bond Fund’s total assets may be invested in foreign emerging market debt (both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody’s or CC or higher by S&P, or of comparable quality if unrated. In addition, the Strategic Bond Fund may invest up to an additional 25% of its total assets in non-U.S. dollar bonds.
Up to 20% of the Acquiring Core Bond Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash. Although the Acquiring Core Bond Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Acquiring Core Bond Fund’s net assets. The Strategic Bond Fund does not have comparable principal investment strategies.
The Strategic Bond Fund may invest up to 10% of its net assets in senior secured floating rate loans. The Acquiring Core Bond Fund does not have a comparable strategy.
While the Strategic Bond Fund and the Acquiring Core Bond Fund have certain differences in strategies, the Funds utilize certain similar investment strategies to achieve their respective investment objectives. Both Funds invest in investment grade and below-investment grade fixed-income securities, as well as in U.S. dollar-denominated fixed-income securities issued by foreign issuers. In addition, both Funds may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Core Bond Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
While the portfolio managers of the Acquiring Core Bond Fund do not anticipate disposing of a material portion of the Strategic Bond Fund’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of a significant portion of the holdings of the Strategic Bond Fund (estimated to be approximately 27%) in preparation for the Reorganization. The purpose of these sales is to align the holdings of the Strategic Bond Fund with that of the Acquiring Core Bond Fund prior to the closing of the Reorganization and to minimize any tax effects and transaction costs to

Acquiring Core Bond Fund shareholders in connection with the realignment. During this period, the Strategic Bond Fund may deviate from its principal investment strategies. The estimated brokerage commissions and other portfolio transaction costs relating to the realignment of the portfolio of the Strategic Bond Fund are anticipated to be minimal, if any.
Some of the similarities and differences of the principal and other significant investment strategies of the Funds are described in the chart below.
Strategic Bond Fund		Acquiring Core Bond Fund
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The Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed-income securities, including: investment grade bonds (rated Baa or higher by Moody’s and BBB or higher by S&P); U.S. Government and agency obligations; mortgage- and asset-backed securities; and U.S., Canadian, and foreign high risk, high yield, “junk bonds” (rated C or higher by Moody’s and CC or higher by S&P, or comparable unrated securities).
■
The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities.

		■	A significant portion of the Fund’s U.S. government securities may be issued or guaranteed by FNMA, FHLMC or GNMA
■
Although the Fund invests primarily in medium- to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities (often referred to as “junk bonds”), which are considered below investment-grade.

■	Up to 50% of the Fund’s total assets may be invested in foreign securities.	■
Up to 40% of the Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets.

■
Up to 25% of the Fund’s total assets may be invested in foreign emerging market debt (both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody’s or CC or higher by S&P, or of comparable quality if unrated.

■	The Fund may invest up to an additional 25% of its total assets in non-U.S. dollar bonds.
■	The Fund does not have a comparable strategy.	■
Up to 20% of the Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash.

■	The Fund does not have a comparable strategy.	■	The Fund may invest in equity securities from time-to-time up to 20% of the Fund’s net assets.
■	The Fund may invest up to 10% of its net assets in senior secured floating rate loans.	■	The Fund does not have a comparable strategy.
■	The Fund does not have a comparable strategy.	■
The Fund’s investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions.

■	The Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.	■	The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.
■	The Fund is diversified.	■	The Fund is diversified.

Comparison of the Target Core Bond Fund and the Acquiring Core Bond Fund
Investment Objectives. The investment objectives of the Target Core Bond Fund and the Acquiring Core Bond Fund are identical. Each Fund seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities. Each of the Target Core Bond Fund’s and Acquiring Core Bond Fund’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Acquiring Core Bond Fund’s investment objective.
Principal Investment Strategies. Each Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities. A significant portion of each Fund’s U.S. government securities may be issued or guaranteed by FNMA, FHLMC or GNMA.
Although each Fund invests primarily in medium- to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities, which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by Moody’s or BBB- or higher by S&P or determined to be of comparable quality by the subadviser.
Up to 40% of each Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. These fixed-income securities are rated investment grade or higher at the time of investment. However, the subadviser is not required to dispose of a security if its rating is downgraded.
Up to 20% of each Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash. Although each Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets.
Each Fund’s investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions. Consequently, each Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.
In order to generate additional income, each Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for each Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Each Fund’s principal investment strategies may be changed without shareholder approval, although investors for each Fund will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy.
Comparison. The investment objective and principal investment strategies of each of the Target Core Bond Fund and the Acquiring Core Bond Fund are identical.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Core Bond Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring Core Bond Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target Core Bond Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target Core Bond Fund in connection with the Reorganization.
Comparison of the Government Money Market II Fund and the Government Money Market I Fund
Investment Objectives. The investment objectives of the Government Money Market I Fund and Government Money Market II Fund are identical. Both Funds seek liquidity, protection of capital and current income through investments in short-term money market instruments. Each of Government Money Market I Fund’s and Government Money Market II Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies. Each Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. Government securities. In addition, under normal circumstances, each Fund invest at least 80% of its net assets in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities. A “government money market fund” under Rule 2a-7, such as the Funds, may, but is not required to, impose liquidity fees and redemption gates. The Funds’ respective Boards have determined that the Funds will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Boards may elect to impose liquidity fees or redemption gates in the future.
Both Funds are money market funds and seek to maintain a stable share price of $1.00. In order to do this, the Funds must follow rules of the SEC as to the liquidity, diversification and maturity of its investments.
Each Fund’s principal investment strategies may be changed without shareholder approval, although investors for both Funds will be given at least 60 days’ written notice in advance of any change to the Funds’ 80% investment policy.
Comparison. The investment objective and principal investment strategies of each of the Government Money Market I Fund and Government Money Market II Fund are identical.
For a discussion of the principal and other investment risks associated with an investment in the Government Money Market I Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Government Money Market I Fund do not anticipate disposing of, or requesting the disposition of, any material portion of the holdings of the Government Money Market II Fund (estimated to be less than 5%) in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Government Money Market II Fund in connection with the Reorganization.
Comparison of the Small Cap Aggressive Growth Fund and the Acquiring Small Cap Growth Fund
Investment Objectives. The investment objectives of the Acquiring Small Cap Growth Fund and Small Cap Aggressive Growth Fund are substantially similar. The investment objective of the Acquiring Small Cap Growth Fund is to seek to provide long-term capital growth, while the investment objective of the Small Cap Aggressive Growth Fund is to seek capital growth. Each of the Acquiring Small Cap Growth Fund’s and the Small Cap Aggressive Growth Fund’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Acquiring Small Cap Growth Fund’s investment objective.
Principal Investment Strategies. Under normal market conditions, the Acquiring Small Cap Growth Fund invests at least 80% of net assets in the equity securities of small-cap companies. Similarly, the Small Cap Aggressive Growth Fund normally invests at least 80% of its assets in small-cap companies. With respect to both Funds, a company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was approximately $94.8 million to $4.4 billion.
The Acquiring Small Cap Growth Fund’s subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures. With respect to the Small Cap Aggressive Growth Fund, some companies may outgrow the definition of a small company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Small Cap Aggressive Growth Fund’s minimum 80% allocation to small-cap companies.
The Acquiring Small Cap Growth Fund invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows and/or margin relative to peers, benchmarks or consensus expectations, as well as companies expected to have above-average growth. In managing the Acquiring Small Cap Growth Fund, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Growth companies purchased for the Acquiring Small Cap Growth Fund include those, in the opinion of the subadviser, with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The Small Cap Aggressive Growth Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities (up to 10% of net assets). The Small Cap Aggressive Growth Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.
In order to generate additional income, each of the Acquiring Small Cap Growth Fund and the Small Cap Aggressive Growth Fund may lend portfolio securities to broker-dealers and other financial institutions, provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for each Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Each Fund’s principal investment strategies may be changed without shareholder approval, although investors for both Funds will be given at least 60 days’ written notice in advance of any change to the Funds’ 80% investment policy.
The Combined Fund’s principal investment strategies will be those of the Acquiring Small Cap Growth Fund.
Comparison. A principal difference between the Funds is that the Small Cap Aggressive Growth Fund may invest up to 10% of its assets in foreign securities, while the Acquiring Small Cap Growth Fund does not have a comparable principal investment strategy.
While the Small Cap Aggressive Growth Fund and the Acquiring Small Cap Growth Fund have certain differences in strategies, the Funds utilize certain similar investment strategies to achieve their respective investment objectives. Both the Acquiring Small Cap Growth Fund and Small Cap Aggressive Growth Fund invests at least 80% of net assets in the equity securities of small-cap companies. In addition, both Funds deem a company to be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. Both Funds may continue to hold an investment even if, through market appreciation, the company’s market cap value exceeds these small cap measures.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Small Cap Growth Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
While the portfolio managers of the Acquiring Small Cap Growth Fund do not anticipate disposing of a material portion of the Small Cap Aggressive Growth Fund’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of a material portion of the holdings of the Small Cap Aggressive Growth Fund (estimated to be approximately 88%) in preparation for the Reorganization. The purpose of these sales is to align the holdings of the Small Cap Aggressive Growth Fund with that of the Acquiring Small Cap Growth Fund prior to the closing of the Reorganization and to minimize any tax effects and transaction costs to Acquiring Small Cap Growth Fund shareholders in connection with the realignment. During this period, the Small Cap Aggressive Growth Fund may deviate from its principal investment strategies. VALIC has estimated that the brokerage commissions and other portfolio transaction costs relating to the realignment of the portfolio of the Small Cap Aggressive Growth Fund prior to its Reorganization will be approximately $86,000 (0.04% of net assets), or, based on shares outstanding as of August 31, 2020, $0.008 per share.

Some of the similarities and differences of the principal and other significant investment strategies of the Funds are described in the chart below.
Small Cap Aggressive Growth Fund		Acquiring Small Cap Growth Fund
■	The Fund normally invests at least 80% of its net assets in small-cap companies	■	Under normal market conditions, the Fund invests at least 80% of net assets in the equity securities of small-cap companies.
■
The Fund considers a company to be a small-cap company if its market capitalization, at the time of purchase, is equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period.
■
A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period.

■
Some companies may outgrow the definition of a small company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund’s minimum 80% allocation to small-cap companies.
		■	The subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures.
■	The Fund does not have a comparable strategy.	■	The Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.
■
In managing the Fund, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future.

■
Growth companies purchased for the Fund include those, in the opinion of the subadviser, with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

■	The Fund may invest up to 10% of its assets in foreign securities	■	The Fund does not have a comparable strategy.
■	The Fund is diversified.	■	The Fund is diversified.
■	The Fund may also engage in frequent and active trading of portfolio securities.	■	The Fund does not have a comparable strategy.
Comparison of the Small Cap Fund and the Acquiring Small Cap Growth Fund
Investment Objectives. The investment objectives of the Acquiring Small Cap Growth Fund and Small Cap Fund are similar. The investment objective of the Acquiring Small Cap Growth Fund is to provide long-term capital growth. The investment objective of the Small Cap Fund is to provide long-term capital growth by investing primarily in the stocks of small companies. Each of the Acquiring Small Cap Growth Fund’s and Small Cap Fund’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Acquiring Small Cap Growth Fund’s investment objective.
Principal Investment Strategies. Under normal market conditions, the Acquiring Small Cap Growth Fund invests at least 80% of net assets in the equity securities of small-cap companies. A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was approximately $94.8 million to $4.4 billion. The Acquiring Small Cap Growth Fund may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds the small-cap company range.
Similarly, the Small Cap Fund normally invests at least 80% of net assets in stocks of small companies. A company is considered a “small” company if its total market value (capitalization), at the time of purchase, falls (i) within or below the range of companies in either the current Russell 2000® Index or the S&P SmallCap 600® Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Small Cap Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grow or falls outside of this range. The Russell 2000® and S&P SmallCap 600® Indexes are widely used benchmarks for small-cap stock performance. The market capitalization range and the composition of the Russell 2000® and S&P SmallCap 600® Indexes are subject to change. If the companies in which the Small Cap Fund invests are successful, these companies may grow into mid- and large-cap companies.
The Small Cap Fund may purchase stocks that have a market capitalization above the range if the companies appear to have better prospects for capital appreciation.
The Acquiring Small Cap Growth Fund invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows and/or margin relative to peers, benchmarks or consensus expectations, as well as companies expected to have above-average growth. In managing the Acquiring Small Cap Growth Fund, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Growth companies purchased for the Acquiring Small Cap Growth Fund include those, in the opinion of the subadviser, with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Small Cap Fund’s stock selection may reflect a growth or a value investment approach or a combination of both.
In order to generate additional income, each of the Acquiring Small Cap Growth Fund and the Small Cap Fund may lend portfolio securities to broker-dealers and other financial institutions, provided that the value of the loaned securities does not exceed 30% of each Fund’s total assets. These loans earn income for each Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Each Fund’s principal investment strategies may be changed without shareholder approval, although investors for both Funds will be given at least 60 days’ written notice in advance of any change to the Funds’ 80% investment policy.
The Combined Fund’s principal investment strategies will be those of Acquiring Small Cap Growth Fund.
Comparison. Although both Funds invest at least 80% of their net assets in small-cap companies, one principal difference between the Funds is how each Fund defines a “small-cap company.” For the Acquiring Small Cap Growth Fund, a company is considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. For the Small Cap Fund, a company is considered a small-cap company if its market capitalization, at the time of purchase, falls (i) within or below the range of companies in either the current Russell 2000® Index or the S&P SmallCap 600® Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.
Another principal difference is that while the Acquiring Small Cap Growth Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth, the Small Cap Fund’s stock selection may reflect a growth or a value investment approach or a combination of both.
Another principal difference is that the Small Cap Fund may purchase stocks that have a market capitalization above its range if the companies appear to have better prospects for capital appreciation. The Acquiring Small Cap Growth Fund does not have a comparable strategy.
While the Small Cap Fund and the Acquiring Small Cap Growth Fund have certain differences in strategies, the Funds utilize certain similar investment strategies to achieve their respective investment objectives. In addition to investing at least 80% of its net assets in small-cap companies, both Funds may continue to hold an investment even if, through market appreciation, the company’s market cap value exceeds a Fund’s respective range.

For a discussion of the principal and other investment risks associated with an investment in the Acquiring Small Cap Growth Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
While the portfolio managers of the Acquiring Small Cap Growth Fund do not anticipate disposing of a material portion of the Small Cap Fund’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of a material portion of the holdings of the Small Cap Fund (estimated to be approximately 68%) in preparation for the Reorganization. The purpose of these sales is to align the holdings of the Small Cap Fund with that of the Acquiring Small Cap Growth Fund prior to the closing of the Reorganization and to minimize any tax effects and transaction costs to Acquiring Small Cap Growth Fund shareholders in connection with the realignment. During this period, the Small Cap Fund may deviate from its principal investment strategies. VALIC has estimated that the brokerage commissions and other portfolio transaction costs relating to the realignment of the portfolio of the Small Cap Fund prior to its Reorganization will be approximately $167,000 (0.05% of net assets), or, based on shares outstanding as of August 31, 2020, $0.006 per share.
Some of the similarities and differences of the principal and other significant investment strategies of the Funds are described in the chart below.
Small Cap Fund		Acquiring Small Cap Growth Fund
■	The Fund normally invests at least 80% of net assets in stocks of small companies.	■	Under normal market conditions, the Fund invests at least 80% of net assets in the equity securities of small-cap companies.
■
A company is considered a “small” company if its total market value (capitalization), at the time of purchase, falls (i) within or below the range of companies in either the current Russell 2000® Index or the S&P SmallCap 600® Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.
■
A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period.

■	The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.	■	The subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures.
■	The Fund may purchase stocks that have a market capitalization above the range if the companies appear to have better prospects for capital appreciation.	■	The Fund does not have a comparable strategy.
■	Stock selection may reflect a growth or a value investment approach or a combination of both.	■	The Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.
■
In managing the Fund, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future.

■
Growth companies purchased for the Fund include those, in the opinion of the subadviser, with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

■	The Fund is diversified	■	The Fund is diversified

Comparison of the Target Small Cap Growth Fund and the Acquiring Small Cap Growth Fund
Investment Objectives. The investment objectives of the Target Small Cap Growth Fund and the Acquiring Small Cap Growth Fund are identical. Each Fund seeks to provide long-term capital growth.
Principal Investment Strategies. Under normal market conditions, each Fund invests at least 80% of net assets in the equity securities of small-cap companies. Typically, the Target Small Cap Growth Fund invests in securities of companies with a history of above-average growth, and the Acquiring Small Cap Growth Fund typically invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows and/or margin relative to peers, benchmarks or consensus expectations. Both Funds also invest in companies expected to have above-average growth.
A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was approximately $94.8 million to $4.4 billion. The subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures.
In managing each Fund, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future.
Growth companies purchased for each Fund include those, in the opinion of the subadviser, with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.
In order to generate additional income, each Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for each Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Each Fund’s principal investment strategies may be changed without shareholder approval, although investors for each Fund will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy.
Comparison. The investment objective of each of the Target Small Cap Growth Fund and the Acquiring Small Cap Growth Fund is identical and their principal investment strategies are virtually identical.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Small Cap Growth Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring Small Cap Growth Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target Small Cap Growth Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target Small Cap Growth Fund in connection with the Reorganization.
Additional Information About the Acquiring Funds’ Investment Strategies. From time to time, the Acquiring Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on an Acquiring Fund’s investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objective.
The investment objective and principal strategies for each Acquiring Fund are non-fundamental and may be changed by the Board of VC I without shareholder approval. Shareholders will be given at least 60 days’ written notice in advance of any change to an Acquiring Fund’s investment strategy that requires 80% of its net assets to be invested in certain types of securities described in its name. References to “net assets” take into account any borrowings for investment purposes by an Acquiring Fund. Unless stated otherwise, all percentages are calculated as of the time of purchase.

In addition to the securities and techniques described herein, there are other securities and investment techniques in which an Acquiring Fund may invest in limited instances, which are not described in this Combined Prospectus/Proxy Statement. These other securities and investment techniques are listed in the VC I SAI, which may be obtained free of charge.
VALIC, as the investment adviser of the Acquiring Funds, initially allocates the assets of certain Acquiring Funds that have more than one subadviser in a manner designed to maximize investment efficiency as well as properly reflect the investment style and provide complementary fit within the Funds. VALIC allocates subscriptions and redemptions equally among the multiple subadvisers, unless VALIC determines that a different allocation of assets would be in the best interest of the respective Acquiring Fund and its shareholders. VALIC periodically reviews the asset allocation in each Acquiring Fund to determine the extent to which a portion of assets managed by a subadviser differs from that portion initially allocated to the subadviser. If VALIC determines that the difference is significant, VALIC may effect a re-balancing of an Acquiring Fund’s assets and adjustment of the Fund’s allocation of cash flows among subadvisers. However, VALIC reserves the right to reallocate assets from one subadviser to another when it would be in the best interests of an Acquiring Fund and its shareholders to do so. VALIC makes such determination based on a number of factors including to maintain a consistent investment style and to better reflect an Acquiring Fund’s benchmark or its peers. In some instances, the effect of the reallocation will be to shift assets from a better performing subadviser to a portion of the Fund with a relatively lower total return.
Acquiring Core Bond Fund
The Acquiring Core Bond Fund may invest significantly in U.S. Government securities, which are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another.
For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.
The Acquiring Core Bond Fund is also subject to the following additional risks: Cybersecurity Risk, Equity Securities Risk, Preferred Stock Risk, Convertible Securities Risk and Warrant Risk.
Government Money Market I Fund
All Government Money Market I Fund investments must comply with the quality, diversification and other requirements of Rule 2a-7 under the 1940 Ac), and other rules adopted by the SEC.
Acquiring Small Cap Growth Fund
The subadviser of the Acquiring Small Cap Growth Fund makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the subadviser’s research and portfolio management teams. A disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.
The subadviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or an emergence of new investment opportunities with higher expected returns to displace existing portfolio holdings with lower expected returns. The subadviser may also sell a security, which the subadviser no longer considers reasonably valued. The frequency with which the Acquiring Small Cap Growth Fund buys and sells securities will vary from year to year, depending on market conditions.
The Acquiring Small Cap Growth Fund is also subject to the following additional risk: Cybersecurity Risk.

Below is additional information about the Acquiring Funds’ principal and non-principal investments identified above.
Acquiring Fund(s)	Principal and Non-Principal Investments
Acquiring Core Bond Fund
Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

Acquiring Core Bond Fund Government Money Market I Fund Acquiring Small Cap Growth Fund
Diversification

Each Fund’s diversification policy limits the amount that the Fund may invest in certain securities. Each Fund’s diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), as well as the 1940 Act. All of the Funds are diversified under the 1940 Act. All of the Funds are expected to satisfy the Code’s diversification requirements.

Acquiring Core Bond Fund Acquiring Small Cap Growth Fund
Equity Securities

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

Common stock — Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock — Each share of preferred stock usually allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock — A stock with a set dividend which the holder may exchange for a certain amount of common stock

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and American Depositary Receipts, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

Acquiring Fund(s)	Principal and Non-Principal Investments

Market cap ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in which the Funds invest, and the indexes described below, change over time. A Fund will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Funds, except as noted above:

Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 1000® Index was approximately $1.8 billion to $1,400.5 billion.

Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the S&P MidCap 400 and Russell Midcap® Indices to the market capitalization of the largest company in the S&P MidCap 400 and Russell Midcap® Indices during the most recent 12-month period. As of August 31, 2020, the market capitalization range of the companies in the S&P MidCap 400 Index was approximately $749.78 million to $15.04 billion. As of May 8, 2020, the market capitalization range of the companies in the Russell Midcap® Index was approximately $1.8 billion to $31.7 billion.

Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was approximately $94.8 million to $4.4 billion.

Acquiring Core Bond Fund Government Money Market I Fund
Fixed-Income Securities

Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are

Acquiring Fund(s)	Principal and Non-Principal Investments

guaranteed by the federal government to pay interest and principal. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company’s ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Investment grade bonds are bonds that are rated at least BBB by S&P, Baa by Moody’s or the equivalent thereof by another rating organization or, if unrated, are determined by the subadviser to be of comparable quality at the time of purchase. The VC I SAI has more detail about ratings.

Bonds that are rated Baa by Moody’s or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody’s or BBB- by S&P (commonly referred to as high yield, high risk or junk bonds) are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Bonds are not the only type of fixed-income security. Other fixed-income securities include, but are not limited to, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, preferred or preference stock, catastrophe bonds, and loan

Acquiring Fund(s)	Principal and Non-Principal Investments

participations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Commercial paper is a specific type of corporate or short-term note payable in less than 270 days. Most commercial paper matures in 50 days or less. Fixed-income securities may be acquired with warrants attached. For more information about specific income securities, see the VC I SAI.

Investments in fixed-income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury; however, they involve federal sponsorship. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-backed fixed-income securities see “Mortgage-Backed Securities” below.

Recent market conditions have resulted in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities, or to predict the duration of these market events. Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy. Securities in which a Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if a Fund is forced to sell such investments to meet redemptions or for other cash needs, such Fund may suffer a loss.

Acquiring Fund(s)	Principal and Non-Principal Investments
Acquiring Core Bond Fund
Foreign Currency

Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. A Fund may also buy foreign currencies to pay for foreign securities bought for the Fund or for hedging purposes.

Acquiring Core Bond Fund
Foreign Securities

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs. There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

Acquiring Core Bond Fund Acquiring Small Cap Growth Fund
Lending Portfolio Securities

Each Fund may make secured loans of its portfolio securities for purposes of realizing additional income. No lending may be made with any companies affiliated with VALIC. The Funds will only make loans to broker-dealers and other financial institutions deemed by State Street Bank and Trust Company (the “securities lending agent”) to be creditworthy. The securities lending agent also holds the cash and the portfolio securities of VC I. Each loan of portfolio securities will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. As with other extensions of credit, securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. A Fund may lose money if the Fund does not recover the securities and/or the value of the collateral or the value of investments made with cash collateral falls. Such events may also trigger adverse tax consequences for a Fund. To the extent that either the value of the cash collateral or a Fund’s investments of the cash collateral declines below the amount owed to a borrower, such Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral should the borrower fail financially. Engaging in securities lending could also have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Fund.

Acquiring Fund(s)	Principal and Non-Principal Investments
Acquiring Core Bond Fund Government Money Market I Fund Acquiring Small Cap Growth Fund
Money Market Securities

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is a high quality, short-term debt obligation that is eligible for inclusion in money market fund portfolios, in accordance with Rule 2a-7 under the 1940 Act.

These high quality money market securities include:

	•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
	•	Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.
	•	Commercial paper sold by corporations and finance companies.
	•	Corporate debt obligations with remaining maturities of 13 months or less.
	•	Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, adjustable rate securities, and variable rate demand notes.

Acquiring Core Bond Fund
Mortgage-Backed Securities

Mortgage-backed securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.

Mortgage pass-through securities represent interests in “pools” of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-backed securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

CMOs are hybrid mortgage-backed instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA.

Acquiring Fund(s)	Principal and Non-Principal Investments

CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities. Mortgage-backed securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

Government Money Market I Fund
Repurchase Agreements

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements. The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, a Fund may have to sell at a loss.

Fees and Expenses
Fee Tables (unaudited)

Fee Table of Capital Conservation Fund, Acquiring Core Bond Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Capital Conservation Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Core Bond Fund will not commence operations until one or more Reorganizations involving the Acquiring Core Bond Fund are completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Capital Conservation Fund	Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.42%
Other Expenses	0.13%	0.11%
Total Annual Fund Operating Expenses	0.63%	0.53%
Fee Waivers and/or Expense Reimbursements	0.00%	-0.01%[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.63%	0.52%[1]
1
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.52%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the VC I Board prior to any such renewal.

*	Pro Forma Combined Fund assumes the Reorganization of only the Capital Conservation Fund into the Acquiring Core Bond Fund.

Fee Table of Strategic Bond Fund, Acquiring Core Bond Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Strategic Bond Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Core Bond Fund will not commence operations until one or more of the Reorganizations involving the Acquiring Core Bond Fund are completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Strategic Bond Fund	Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.41%
Other Expenses	0.37%	0.11%
Total Annual Fund Operating Expenses	0.87%	0.52%
*	Pro Forma Combined Fund assumes the Reorganization of only the Strategic Bond Fund into the Acquiring Core Bond Fund.
Fee Table of Target Core Bond Fund, Acquiring Core Bond Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target Core Bond Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Core Bond Fund will not commence operations until one or more of the Reorganizations involving the Acquiring Core Bond Fund are completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target Core Bond Fund	Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.42%	0.42%
Other Expenses	0.36%	0.11%
Total Annual Fund Operating Expenses	0.78%	0.53%
Fee Waivers and/or Expense Reimbursements	-0.01%[1]	-0.01%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%[1]	0.52%[2]
1
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target Core Bond Fund until December 31, 2022, so that the Target Core Bond Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.77%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Core Bond Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the VC II Board prior to any such renewal.

2
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense

Reimbursements do not exceed 0.52%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the VC I Board prior to any such renewal.
*	Pro Forma Combined Fund assumes the Reorganization of only the Target Core Bond Fund into the Acquiring Core Bond Fund.
Fee Table of Capital Conservation Fund, Strategic Bond Fund, Target Core Bond Fund, Acquiring Core Bond Fund
and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for each Target Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Core Bond Fund will not commence operations until one or more of the Reorganizations involving the Acquiring Core Bond Fund are completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual
	Capital Conservation Fund	Strategic Bond Fund	Target Core Bond Fund	Pro Forma Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%	0.42%	0.41%
Other Expenses	0.13%	0.37%	0.36%	0.11%
Total Annual Fund Operating Expenses	0.63%	0.87%	0.78%	0.52%
Fee Waivers and/or Expense Reimbursements	0.00%	0.00%	-0.01%[1]	0.00%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.63%	0.87%	0.77%[1]	0.52%[2]
1
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target Core Bond Fund until December 31, 2022, so that the Target Core Bond Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.77%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Core Bond Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the VC II Board prior to any such renewal.

2
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.52%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the VC I Board prior to any such renewal.

*	Pro Forma Combined Fund assumes the Reorganization of each of the Capital Conservation Fund, the Strategic Bond Fund and the Target Core Bond Fund into the Acquiring Core Bond Fund.
Pro Forma Combined Fund expenses have not been shown for scenarios assuming the Reorganizations of the Acquiring Core Bond Fund and more than one, but not all, of the Target Funds; however, Pro Forma Combined Fund expenses in any such scenario would not be higher than the Pro Forma Combined Fund expenses shown above in any of the Fee Tables which assume the Reorganization of the Acquiring Core Bond Fund and only your Target Fund.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and, if applicable, include fee waivers and/or expense reimbursements for year one. The Example does not reflect charges imposed by the Contract. If the Contract fees were reflected, the expenses would be higher. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Capital Conservation Fund into Acquiring Core Bond Fund
	1 Year	3 Years	5 Years	10 Years
Capital Conservation Fund	$64	$202	$351	$786
Pro Forma Combined Fund*	$53	$169	$296	$664
*	Pro Forma Combined Fund assumes the Reorganization of only the Capital Conservation Fund into the Acquiring Core Bond Fund.
Strategic Bond Fund into Acquiring Core Bond Fund
	1 Year	3 Years	5 Years	10 Years
Strategic Bond Fund	$89	$278	$482	$1,073
Pro Forma Combined Fund	$53	$167	$291	$653
*	Pro Forma Combined Fund assumes the Reorganization of only the Strategic Bond Fund into the Acquiring Core Bond Fund.
Target Core Bond Fund into Acquiring Core Bond Fund
	1 Year	3 Years	5 Years	10 Years
Target Core Bond Fund	$79	$248	$432	$965
Pro Forma Combined Fund*	$53	$169	$296	$664
*	Pro Forma Combined Fund assumes the Reorganization of only the Target Core Bond Fund into the Acquiring Core Bond Fund.
Capital Conservation Fund, Strategic Bond Fund and Target Core Bond Fund into Acquiring Core Bond Fund
	1 Year	3 Years	5 Years	10 Years
Capital Conservation Fund	$64	$202	$351	$786
Strategic Bond Fund	$89	$278	$482	$1,073
Target Core Bond Fund	$79	$248	$432	$965
Pro Forma Combined Fund*	$53	$167	$291	$653
*	Pro Forma Combined Fund assumes the Reorganization of each of the Capital Conservation Fund, Strategic Bond Fund and Target Core Bond Fund into the Acquiring Core Bond Fund.

Fee Table of Government Money Market II Fund, Government Money Market I Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table are based on fees and expenses incurred during the 12-month period ended August 31, 2020 for the Government Money Market II Fund and November 30, 2020 for the Government Money Market I Fund and estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended November 30, 2020, assuming the Reorganization had taken place at the beginning of the 12-month period. Future fees and expenses may be greater or less than those indicated below.
	Actual
	Government Money Market II Fund	Government Money Market I Fund	Pro Forma Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%	0.40%	0.40%
Other Expenses	0.41%	0.12%	0.12%
Total Annual Fund Operating Expenses	0.66%	0.52%	0.52%
Fee Waivers and/or Expense Reimbursements	-0.11%[1]	—	-0.22%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.55%[1]	0.52%	0.30%[2]
1
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target Fund until December 31, 2022, so that the Target Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.55%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of VC II prior to any such renewal.

2
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.30%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of VC I prior to any such renewal.

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on each Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and, if applicable, include fee waivers and/or expense reimbursements for year one. The Example does not reflect charges imposed by the Contract. If the Contract fees were reflected, the expenses would be higher. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Government Money Market II Fund	$56	$200	$357	$812
Government Money Market I Fund	$53	$167	$291	$653
Pro Forma Combined Fund	$31	$145	$269	$632

Fee Table of Small Cap Fund, Acquiring Small Cap Growth Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Small Cap Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Small Cap Growth Fund will not commence operations until one or more Reorganizations involving the Acquiring Small Cap Growth Fund are completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Small Cap Fund	Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.89%	0.81%
Other Expenses	0.15%	0.13%
Total Annual Fund Operating Expenses	1.04%	0.94%
Fee Waivers and/or Expense Reimbursements	-0.11%[1]	-0.06%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%[1]	0.88%[2]
1
The Small Cap Fund’s investment adviser, VALIC, has contractually agreed to reimburse the expenses of the Fund through September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.93%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Small Cap Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the VC I Board prior to any such renewal.

2
The Combined Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.82% of the Fund’s average monthly net assets on Fund’s first $100 million and 0.77% of the Fund’s net average monthly net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the VC I Board, including a majority of the Independent Directors. Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Fund through September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.88%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the VC I Board prior to any such renewal.

*	Pro Forma Combined Fund assumes the Reorganization of only the Small Cap Fund into the Acquiring Small Cap Growth Fund.

Fee Table of Small Cap Aggressive Growth Fund, Acquiring Small Cap Growth Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Small Cap Aggressive Growth Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Small Cap Growth Fund will not commence operations until one or more Reorganizations involving the Acquiring Small Cap Growth Fund are completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Small Cap Aggressive Growth Fund	Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.81%
Other Expenses	0.16%	0.14%
Total Annual Fund Operating Expenses	1.01%	0.95%
Fee Waivers and/or Expense Reimbursements	-0.02%[1]	-0.07%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%[1]	0.88%[2]
1
The Small Cap Aggressive Growth Fund’s investment adviser, VALIC, has contractually agreed to reimburse the expenses of the Fund through September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.99%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Small Cap Aggressive Growth Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the VC I Board prior to any such renewal.

2
The Combined Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.82% of the Fund’s average monthly net assets on Fund’s first $100 million and 0.77% of the Fund’s net average monthly net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the VC I Board, including a majority of the Independent Directors. Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Fund through September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.88%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the VC I Board prior to any such renewal.

*	Pro Forma Combined Fund assumes the Reorganization of only the Small Cap Aggressive Growth Fund into the Acquiring Small Cap Growth Fund.

Fee Table of Target Small Cap Growth Fund, Acquiring Small Cap Growth Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target Small Cap Growth Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Small Cap Growth Fund will not commence operations until one or more Reorganizations involving the Acquiring Small Cap Growth Fund are completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target Small Cap Growth Fund	Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.83%	0.83%
Other Expenses	0.41%	0.16%
Total Annual Fund Operating Expenses	1.24%	0.99%
Fee Waivers and/or Expense Reimbursements	-0.11%[1]	-0.11%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.13%[1]	0.88%[2]
1
The Target Small Cap Growth Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through December 31, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.82% of the Fund’s average monthly net assets on Fund’s first $100 million and 0.77% of the Fund’s net average monthly net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the VC II Board, including a majority of the Independent Directors. Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target Small Cap Growth Fund until December 31, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 1.13%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Small Cap Growth Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the VC II Board prior to any such renewal.

2
The Combined Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.82% of the Fund’s average monthly net assets on Fund’s first $100 million and 0.77% of the Fund’s net average monthly net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the VC I Board, including a majority of the Independent Directors. Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Fund through September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.88%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the VC I Board prior to any such renewal.

*	Pro Forma Combined Fund assumes the Reorganization of only the Target Small Cap Growth Fund into the Acquiring Small Cap Growth Fund.
Fee Table of Small Cap Fund, Small Cap Aggressive Growth Fund, Target Small Cap Growth Fund, Acquiring Small
Cap Growth Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for each Target Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Small Cap Growth Fund will not commence operations until one or more Reorganizations involving the Acquiring Small Cap Growth Fund are completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual
	Small Cap Fund	Small Cap Aggressive Growth Fund	Target Small Cap Growth Fund	Pro Forma Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.89%	0.85%	0.83%	0.81%
Other Expenses	0.15%	0.16%	0.41%	0.13%
Total Annual Fund Operating Expenses	1.04%	1.01%	1.24%	0.94%
Fee Waivers and/or Expense Reimbursements	-0.11%[1]	-0.02%[2]	-0.11%[3]	-0.06%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%[1]	0.99%[2]	1.13%[3]	0.88%[4]
1
The Small Cap Fund’s investment adviser, VALIC, has contractually agreed to reimburse the expenses of the Fund through September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.93%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Small Cap Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the VC I Board prior to any such renewal.

2
The Small Cap Aggressive Growth Fund’s investment adviser, VALIC, has contractually agreed to reimburse the expenses of the Fund through September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.99%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Small Cap Aggressive Growth Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the VC I Board prior to any such renewal.

3
The Target Small Cap Growth Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through December 31, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.82% of the Fund’s average monthly net assets on Fund’s first $100 million and 0.77% of the Fund’s net average monthly net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the VC II Board, including a majority of the Independent Directors. Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target Small Cap Growth Fund until December 31, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 1.13%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Small Cap Growth Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the VC II Board prior to any such renewal.

4
The Combined Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.82% of the Fund’s average monthly net assets on Fund’s first $100 million and 0.77% of the Fund’s net average monthly net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the VC I Board, including a majority of the Independent Directors. Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Fund through September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.88%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the VC I Board prior to any such renewal.

*	Pro Forma Combined Fund assumes the Reorganization of each of the Small Cap Fund, the Small Cap Aggressive Growth Fund and the Target Small Cap Growth Fund into the Acquiring Small Cap Growth Fund.
Pro Forma Combined Fund expenses have not been shown for scenarios assuming the Reorganizations of the Acquiring Small Cap Growth Fund and more than one, but not all, of the Target Funds; however, Pro Forma Combined Fund expenses in any such scenario would not be higher than the Pro Forma Combined Fund expenses shown above in any of the Fee Tables which assume the Reorganization of the Acquiring Small Cap Growth Fund and only your Target Fund.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and, if applicable, include fee waivers and/or expense reimbursements for year one. The Example does not reflect charges imposed by the Contract. If the Contract fees were reflected, the expenses would be higher. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Small Cap Fund into Acquiring Small Cap Growth Fund
	1 Year	3 Years	5 Years	10 Years
Small Cap Fund	$95	$320	$563	$1,261
Pro Forma Combined Fund*	$90	$294	$514	$1,149
*	Pro Forma Combined Fund assumes the Reorganization of only the Small Cap Fund into the Acquiring Small Cap Growth Fund.
Small Cap Aggressive Growth Fund into Acquiring Small Cap Growth Fund
	1 Year	3 Years	5 Years	10 Years
Small Cap Aggressive Growth Fund	$101	$320	$556	$1,234
Pro Forma Combined Fund*	$90	$296	$519	$1,160
*	Pro Forma Combined Fund assumes the Reorganization of only the Small Cap Aggressive Growth Fund into the Acquiring Small Cap Growth Fund.
Target Small Cap Growth Fund into Acquiring Small Cap Growth Fund
	1 Year	3 Years	5 Years	10 Years
Target Small Cap Growth Fund	$115	$383	$670	$1,490
Pro Forma Combined Fund*	$90	$304	$536	$1,203
*	Pro Forma Combined Fund assumes the Reorganization of only the Target Small Cap Growth Fund into the Acquiring Small Cap Growth Fund.
Small Cap Fund, Small Cap Aggressive Growth Fund and Target Small Cap Growth Fund into Acquiring Small Cap Growth Fund
	1 Year	3 Years	5 Years	10 Years
Small Cap Fund	$95	$320	$563	$1,261
Small Cap Aggressive Growth Fund	$101	$320	$556	$1,234
Target Small Cap Growth Fund	$115	$383	$670	$1,490
Pro Forma Combined Fund*	$90	$294	$514	$1,149
*	Pro Forma Combined Fund assumes the Reorganization of each of the Small Cap Fund, the Small Cap Aggressive Growth Fund and the Target Small Cap Growth Fund into the Acquiring Small Cap Growth Fund.
Each of the VC II Target Funds pays VALIC an annual fee of 0.25% of average daily net assets for the provision of record keeping and shareholder services to Contract owners and participants that have selected the VC II Target Fund as an investment option (the “shareholder services fee”). VALIC has informed each VC II Target Fund that, in connection with its receipt of the shareholder services fee, VALIC currently reduces voluntarily the separate account charges payable under the Contracts with respect to investments in the VC II Target Fund by 0.25% of the value of such investments. VALIC has also informed each VC II Target Fund that it does not provide this voluntary reduction in separate account charges under the Contracts with respect to certain series of VC I, including its corresponding Acquiring Fund into which the VC II Target Fund will be reorganized. Accordingly, from the perspective of Contract owners, the anticipated lower net operating expense ratio of the Combined Fund due in part to the absence of a 0.25% shareholder services fee payable by the Combined Fund is expected to be offset in part by 0.25% higher separate account charges at the Contract level.

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. During its most recent fiscal year, each Fund had the following portfolio turnover rate:
Fund	Rate
Capital Conservation Fund	74%
Target Core Bond Fund	93%
Acquiring Core Bond Fund*	—
Government Money Market II Fund	—
Government Money Market I Fund	—
Small Cap Aggressive Growth Fund	87%
Small Cap Fund	25%
Target Small Cap Growth Fund	48%
Acquiring Small Cap Growth Fund*	—
Strategic Bond Fund	103%
*	The Fund is newly formed and has no portfolio turnover information.
Principal Investment Risks
Because of the similarities in the principal investment strategies of the applicable Target Fund and its corresponding Acquiring Fund, the Funds in each Reorganization are subject to the same or similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund (including certain corresponding non-principal risks in the other Fund) are set out in the tables below. For more information on these risks, see “Comparison of the Funds—Risks of the Funds.”
Capital Conservation Fund and Acquiring Core Bond Fund
	Capital Conservation Fund		Acquiring Core Bond Fund
Principal Risks	■	Active Trading Risk	■	Active Trading Risk
	■	Asset-Backed Securities Risk	■	Call or Prepayment Risk
	■	Call or Prepayment Risk	■	Credit Risk
	■	Credit Risk	■	Currency Risk
	■	Currency Risk	■	Emerging Markets Risk
	■	Emerging Markets Risk (non-principal)	■	Foreign Investment Risk
	■	Foreign Investment Risk	■	Interest Rate Risk
	■	Interest Rate Risk	■	Junk Bond Risk
	■	Management Risk	■	Management Risk
	■	Market Risk	■	Market Risk
	■	Mortgage-Backed Securities Risk	■	Mortgage-Backed Securities Risk
	■	Risk of Investing in Money Market Securities	■	Non-Mortgage Asset Backed Securities Risk
	■	Securities Lending Risk	■	Securities Lending Risk
	■	U.S. Government Obligations Risk	■	U.S. Government Obligations Risk
Strategic Bond Fund and Acquiring Core Bond Fund
	Strategic Bond Fund		Acquiring Core Bond Fund
Principal Risks	■	Active Trading Risk	■	Active Trading Risk
	■	Call or Prepayment Risk	■	Call or Prepayment Risk
	■	Credit Risk	■	Credit Risk

Strategic Bond Fund		Acquiring Core Bond Fund
■	Emerging Markets Risk	■	Currency Risk
■	Foreign Investment Risk	■	Emerging Markets Risk
■	Interest Rate Risk	■	Foreign Investment Risk
■	Junk Bond Risk	■	Interest Rate Risk
■	Loan Risk	■	Junk Bond Risk
■	Management Risk	■	Management Risk
■	Market Risk	■	Market Risk
■	Mortgage-Backed Securities Risk	■	Mortgage-Backed Securities Risk
■	Non-Mortgage Asset Backed Securities Risk	■	Non-Mortgage Asset Backed Securities Risk
■	Securities Lending Risk	■	Securities Lending Risk
■	U.S. Government Obligations Risk	■	U.S. Government Obligations Risk
Target Core Bond Fund and Acquiring Core Bond Fund
	Target Core Bond Fund		Acquiring Core Bond Fund
Principal Risks	■	Active Trading Risk	■	Same as Target Fund.
	■	Call or Prepayment Risk
	■	Credit Risk
	■	Currency Risk
	■	Emerging Markets Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Junk Bond Risk
	■	Management Risk
	■	Market Risk
	■	Mortgage-Backed Securities Risk
	■	Non-Mortgage Asset Backed Securities Risk
	■	Securities Lending Risk
	■	U.S. Government Obligations Risk
Government Money Market II Fund and Government Money Market I Fund
	Government Money Market II Fund		Government Money Market I Fund
Principal Risks	■	Credit Risk	■	Credit Risk
	■	Interest Rate Risk	■	Interest Rate Risk
	■	Repurchase Agreements Risk	■	Repurchase Agreements Risk
	■	U.S. Government Obligations Risk	■	U.S. Government Obligations Risk

Small Cap Aggressive Growth Fund and Acquiring Small Cap Growth Fund
	Small Cap Aggressive Growth Fund		Acquiring Small Cap Growth Fund
Principal Risks	■	Active Trading Risk	■	Equity Securities Risk
	■	Currency Risk	■	Growth Style Risk
	■	Dividend-Paying Stocks Risk	■	Management Risk
	■	Equity Securities Risk	■	Market Risk
	■	Foreign Investment Risk	■	Securities Lending Risk
	■	Growth Style Risk	■	Small-Cap Company Risk
	■	Management Risk
	■	Market Risk
	■	Securities Lending Risk
	■	Small-Cap Company Risk
Small Cap Fund and Acquiring Small Cap Growth Fund
	Small Cap Fund		Acquiring Small Cap Growth Fund
Principal Risks	■	Dividend-Paying Stocks Risk	■	Equity Securities Risk
	■	Equity Securities Risk	■	Growth Style Risk
	■	Growth Style Risk	■	Management Risk
	■	Management Risk	■	Market Risk
	■	Market Risk	■	Securities Lending Risk
	■	Micro-Cap Company Risk	■	Small-Cap Company Risk
	■	Securities Lending Risk
	■	Small-Cap Company Risk
	■	Value Style Risk
Target Small Cap Growth Fund and Acquiring Small Cap Growth Fund
	Target Small Cap Growth Fund		Acquiring Small Cap Growth Fund
Principal Risks	■	Equity Securities Risk	■	Same as Target Fund.
	■	Growth Style Risk
	■	Management Risk
	■	Market Risk
	■	Securities Lending Risk
	■	Small-Cap Company Risk
You will find additional descriptions of specific risks in the prospectuses and statements of additional information for the Funds.
As with any mutual fund, there can be no assurance that each Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Fund goes down, you could lose money.
Federal Tax Consequences
Each Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If a Reorganization so qualifies, in general, none of the relevant Target Fund, the relevant Acquiring Fund, or their respective shareholders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization. As a condition to the closing of each Reorganization, VC I, on behalf of the relevant Acquiring Fund, and the relevant Company, on behalf of the relevant Target Fund, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

Contract owners will not recognize gain or loss as a result of a Reorganization. As is the case with other distributions to the Separate Accounts (as defined below) of the Life Companies holding shares, Contract owners will not be taxed on any distributions paid with respect to a Reorganization.
For more information about the U.S. federal income tax consequences of each Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganizations.”
Purchase, Redemption and Valuation of Shares
Procedures for the purchase, redemption and valuation of shares of each Target Fund and its respective Acquiring Fund are identical.

COMPARISON OF THE FUNDS
Principal and Non-Principal Investment Risks
The Funds are subject to certain similar principal and non-principal risks associated with an investment in the relevant Fund. The principal and non-principal investment risks of each Fund are set out in the tables below.
Capital Conservation Fund and Acquiring Core Bond Fund
	Capital Conservation Fund		Acquiring Core Bond Fund
Principal Risks	■	Active Trading Risk	■	Active Trading Risk
	■	Asset-Backed Securities Risk	■	Call or Prepayment Risk
	■	Call or Prepayment Risk	■	Credit Risk
	■	Credit Risk	■	Currency Risk
	■	Currency Risk	■	Emerging Markets Risk
	■	Foreign Investment Risk	■	Foreign Investment Risk
	■	Interest Rate Risk	■	Interest Rate Risk
	■	Management Risk	■	Junk Bond Risk
	■	Market Risk	■	Management Risk
	■	Mortgage-Backed Securities Risk	■	Market Risk
	■	Risk of Investing in Money Market Securities	■	Mortgage-Backed Securities Risk
	■	Securities Lending Risk	■	Non-Mortgage Asset Backed Securities Risk
	■	U.S. Government Obligations Risk	■	Securities Lending Risk
			■	U.S. Government Obligations Risk
Non-Principal Risks	■	Convertible Securities Risk	■	Convertible Securities Risk
	■	Cybersecurity Risk	■	Cybersecurity Risk
	■	Emerging Markets Risk	■	Equity Securities Risk
	■	Equity Securities Risk	■	Preferred Stock Risk
			■	Warrant Risk
Strategic Bond Fund and Acquiring Core Bond Fund
	Strategic Bond Fund		Acquiring Core Bond Fund
Principal Risks	■	Active Trading Risk	■	Active Trading Risk
	■	Call or Prepayment Risk	■	Call or Prepayment Risk
	■	Credit Risk	■	Credit Risk
	■	Emerging Markets Risk	■	Currency Risk
	■	Foreign Investment Risk	■	Emerging Markets Risk
	■	Interest Rate Risk	■	Foreign Investment Risk
	■	Junk Bond Risk	■	Interest Rate Risk
	■	Loan Risk	■	Junk Bond Risk
	■	Management Risk	■	Management Risk
	■	Market Risk	■	Market Risk
	■	Mortgage-Backed Securities Risk	■	Mortgage-Backed Securities Risk
	■	Non-Mortgage Asset Backed Securities Risk	■	Non-Mortgage Asset Backed Securities Risk
	■	Securities Lending Risk	■	Securities Lending Risk
	■	U.S. Government Obligations Risk	■	U.S. Government Obligations Risk
Non-Principal Risks	■	Convertible Securities Risk	■	Convertible Securities Risk
	■	Counterparty Risk	■	Cybersecurity Risk
	■	Cybersecurity Risk	■	Equity Securities Risk
	■	Derivatives Risk	■	Preferred Stock Risk

Strategic Bond Fund		Acquiring Core Bond Fund
■	Equity Securities Risk	■	Warrant Risk
■	Hedging Risk
■	Preferred Stock Risk
■	Warrant Risk
Target Core Bond Fund and Acquiring Core Bond Fund
	Target Core Bond Fund		Acquiring Core Bond Fund
Principal Risks	■	Active Trading Risk	Same.
	■	Call or Prepayment Risk
	■	Credit Risk
	■	Currency Risk
	■	Emerging Markets Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Junk Bond Risk
	■	Management Risk
	■	Market Risk
	■	Mortgage-Backed Securities Risk
	■	Non-Mortgage Asset Backed Securities Risk
	■	Securities Lending Risk
	■	U.S. Government Obligations Risk
Non-Principal Risks	■	Convertible Securities Risk	Same.
	■	Cybersecurity Risk
	■	Equity Securities Risk
	■	Preferred Stock Risk
	■	Warrant Risk
Government Money Market II Fund and Government Money Market I Fund
	Government Money Market II Fund		Government Money Market I Fund
Principal Risks	■	Credit Risk	■	Credit Risk
	■	Interest Rate Risk	■	Interest Rate Risk
	■	Repurchase Agreements Risk	■	Repurchase Agreements Risk
	■	U.S. Government Obligations Risk	■	U.S. Government Obligations Risk
Non-Principal Risks	■	None.	■	None.

Small Cap Aggressive Growth Fund and Acquiring Small Cap Growth Fund
	Small Cap Aggressive Growth Fund		Acquiring Small Cap Growth Fund
Principal Risks	■	Active Trading Risk	■	Equity Securities Risk
	■	Currency Risk	■	Growth Style Risk
	■	Dividend-Paying Stocks Risk	■	Management Risk
	■	Equity Securities Risk	■	Market Risk
	■	Foreign Investment Risk	■	Securities Lending Risk
	■	Growth Style Risk	■	Small-Cap Company Risk
	■	Management Risk
	■	Market Risk
	■	Securities Lending Risk
	■	Small-Cap Company Risk
Non-Principal Risks	■	None.	■	Cybersecurity Risk
Small Cap Fund and Acquiring Small Cap Growth Fund
	Small Cap Fund		Acquiring Small Cap Growth Fund
Principal Risks	■	Dividend-Paying Stocks Risk	■	Equity Securities Risk
	■	Equity Securities Risk	■	Growth Style Risk
	■	Growth Style Risk	■	Management Risk
	■	Management Risk	■	Market Risk
	■	Market Risk	■	Securities Lending Risk
	■	Micro-Cap Company Risk	■	Small-Cap Company Risk
	■	Securities Lending Risk
	■	Small-Cap Company Risk
	■	Value Style Risk
Non-Principal Risks	■	Currency Risk	■	Cybersecurity Risk
	■	Cybersecurity Risk
	■	Foreign Investment Risk
Target Small Cap Growth Fund and Acquiring Small Cap Growth Fund
	Target Small Cap Growth Fund		Acquiring Small Cap Growth Fund
Principal Risks	■	Equity Securities Risk	Same.
	■	Growth Style Risk
	■	Management Risk
	■	Market Risk
	■	Securities Lending Risk
	■	Small-Cap Company Risk
Non-Principal Risks	■	Cybersecurity Risk	Same.
The following discussion describes the principal risks that may affect the relevant Acquiring Fund and, therefore, the Combined Fund. You will find additional descriptions of specific risks in the respective Acquiring Fund’s Summary Prospectus.
As with any mutual fund, there can be no assurance that the relevant Acquiring Fund’s investment objective will be met or that the net return on an investment in the relevant Acquiring Fund will exceed what could have been obtained through other investment or savings vehicles.
Shares of each Acquiring Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Acquiring Fund goes down, you could lose money.

The following are the principal investment risks associated with the respective Acquiring Fund and, therefore, also with the respective Combined Fund:
Acquiring Fund(s)	Principal Risk Factors
Acquiring Core Bond Fund
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Acquiring Core Bond Fund
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Acquiring Core Bond Fund	Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund is unable to make interest or principal payments.
Government Money Market I Fund
Credit Risk. The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments. Credit risk is expected to be low for the Fund because of its investment in U.S. Government securities.

Acquiring Core Bond Fund
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Acquiring Core Bond Fund
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Acquiring Small Cap Growth Fund
Equity Securities Risk. A Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Acquiring Core Bond Fund
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Acquiring Small Cap Growth Fund
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of

Acquiring Fund(s)	Principal Risk Factors
other stocks, because growth stocks trade at higher prices relative to current earnings.
Acquiring Core Bond Fund
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.

Government Money Market I Fund
Interest Rate Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.

Acquiring Core Bond Fund
Junk Bond Risk. High yielding, high risk fixed-income securities (often referred to as “junk bonds”) may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Acquiring Core Bond Fund Acquiring Small Cap Growth Fund
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Acquiring Core Bond Fund Acquiring Small Cap Growth Fund
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead

Acquiring Fund(s)	Principal Risk Factors

to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Acquiring Core Bond Fund
Mortgage-Backed Securities Risk. Mortgage-backed securities are similar to other debt securities in that they are subject to credit risk and interest rate risk. Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices.

Acquiring Core Bond Fund
Non-Mortgage Asset Backed Securities Risk. Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Government Money Market I Fund
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of the Fund to decline.

Acquiring Core Bond Fund Acquiring Small Cap Growth Fund
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Acquiring Small Cap Growth Fund
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early

Acquiring Fund(s)	Principal Risk Factors

stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Acquiring Core Bond Fund Government Money Market I Fund
U.S. Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including FNMA and FHLMC, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Fundamental and Non-Fundamental Investment Restrictions
Each of the Funds has similar or identical investment restrictions. If the shareholders of a Target Fund approve the Reorganization relating to their Target Fund, VALIC will manage the respective Combined Fund pursuant to the investment restrictions of the Acquiring Fund. The complete list of the fundamental and non-fundamental investment restrictions of each Target Fund and the corresponding Acquiring Fund is set out in “Appendix A – Fundamental and Non-Fundamental Investment Restrictions.”
Performance Information
The following bar charts and tables illustrate the risks of investing in each Target Fund and the Government Money Market I Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future. Each of the Acquiring Core Bond Fund and Acquiring Small Cap Growth Fund is newly organized and has no performance information.
Capital Conservation Fund
Calendar Year Total Returns, as of 12/31 each year for
the Capital Conservation Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.82% (quarter ended June 30, 2020) and the lowest return for a quarter was -3.14% (quarter ended December 31, 2016).

Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Capital Conservation Fund	8.19%	4.42%	3.84%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%
Strategic Bond Fund
Calendar Year Total Returns, as of 12/31 each year for
the Strategic Bond Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 7.63% (quarter ended June 30, 2020) and the lowest return for a quarter was -6.10% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Strategic Bond Fund	8.38%	6.11%	4.89%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%
Target Core Bond Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target Core Bond Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.89% (quarter ended June 30, 2020) and the lowest return for a quarter was -2.72% (quarter ended June 30, 2013).

Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target Core Bond Fund	8.73%	4.94%	4.14%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%
Because the Combined Fund will most closely resemble the Target Core Bond Fund, the Target Core Bond Fund will be the accounting survivor of the relevant Reorganizations. The Combined Fund will also maintain the performance history of the Target Core Bond Fund at the closing of such Reorganizations. If the shareholders of the Target Core Bond Fund do not approve their Reorganization, however, then the Strategic Bond Fund will be the accounting survivor of the relevant Reorganizations and the Combined Fund will maintain the performance history of the Strategic Bond Fund at the closing of the Reorganizations.
Government Money Market II Fund
Calendar Year Total Returns, as of 12/31 each year for
the Government Money Market II Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 0.46% (quarter ended June 30, 2019) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Government Money Market II Fund	0.21%	0.69%	0.35%
FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	0.58%	1.16%	0.60%

Government Money Market I Fund
Calendar Year Total Returns, as of 12/31 each year for
the Government Money Market I Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 0.47% (quarter ended June 30, 2019) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Government Money Market I Fund	0.22%	0.72%	0.36%
FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	0.58%	1.16%	0.60%
The Government Money Market I Fund will be the accounting survivor of the Reorganization, and the Combined Fund will also maintain the performance history of the Government Money Market I Fund at the closing of the Reorganization.
Small Cap Aggressive Growth Fund
Calendar Year Total Returns, as of 12/31 each year for
the Small Cap Aggressive Growth Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 35.33% (quarter ended June 30, 2020) and the lowest return for a quarter was -24.20% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Small Cap Aggressive Growth Fund	37.77%	19.69%	15.54%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.63%	16.36%	13.48%

Small Cap Fund
Calendar Year Total Returns, as of 12/31 each year for
the Small Cap Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 26.97% (quarter ended December 31, 2020) and the lowest return for a quarter was -27.72% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Small Cap Fund	22.92%	14.18%	11.99%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	2.80%	9.74%	10.50%
Target Small Cap Growth Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target Small Cap Growth Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 37.73% (quarter ended June 30, 2020) and the lowest return for a quarter was -24.67% (quarter ended September 30, 2011).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target Small Cap Growth Fund	59.82%	26.20%	17.53%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.63%	16.36%	13.48%
Because the Combined Fund will most closely resemble the Target Small Cap Growth Fund, the Target Small Cap Growth Fund will be the accounting survivor of the relevant Reorganizations. The Combined Fund will also maintain the performance history of the Target Small Cap Growth Fund at the closing of such Reorganizations. If the shareholders of the Target Small Cap Growth Fund do not approve their Reorganization, however, then the Small Cap Aggressive Growth Fund will be the accounting survivor of the relevant Reorganizations and the Combined Fund will maintain the performance history of the Small Cap Aggressive Growth Fund at the closing of the Reorganizations.
Management of the Funds
VALIC, located at 2929 Allen Parkway, Houston, Texas 77019, is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for each of the Funds. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.
VALIC serves as investment adviser to each Fund pursuant to Investment Advisory Agreements (each, an “Advisory Agreement” and together the “Advisory Agreements”) with each of VC I and VC II, on behalf of the relevant Fund(s). As investment adviser, VALIC oversees the day-to-day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment subadvisers that make investment decisions for the Funds.
Each of VC I and VC II relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new unaffiliated subadvisers or replace existing subadvisers with an unaffiliated subadviser without first obtaining shareholder approval for the change. The relevant Board, including a majority of the Independent Directors, must approve each new subadvisory agreement. This allows VALIC to act more quickly to change subadvisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, each of VC I and VC II will provide investors with information about each new subadviser and its subadvisory agreement within 90 days of hiring the new subadviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the subadvisers and oversees the subadvisers’ compliance with the relevant Fund’s investment objective, policies and restrictions.
Bridgeway
Bridgeway is located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046. Bridgeway provides investment management services to institutions, registered investment companies, high net worth individuals, pension and profit sharing plans, corporations, trusts, estates, charitable/non-profit organizations, collective investment trusts and government entities. As of December 31, 2020, Bridgeway had approximately $4.8 billion in assets under management.
A portion of the assets of the Small Cap Fund is managed by a team of Bridgeway’s portfolio managers led by John Montgomery and including Elena Khoziaeva, Michael Whipple and Christine L. Wang.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
John N.R. Montgomery, Chief Investment Officer, Portfolio Manager	2006
Elena Khoziaeva, CFA, Portfolio Manager	2006
Michael Whipple, CFA, Portfolio Manager	2006
Christine L. Wang, CFA, CPA, Portfolio Manager	2010
All team members share responsibilities for portfolio management, investment research and statistical modeling. Mr. Montgomery is founder, Chief Investment Officer and Portfolio Manager of Bridgeway. Ms. Khoziaeva, CFA, is a Portfolio Manager and began working at Bridgeway in 1998. Mr. Whipple, CFA, is a Portfolio Manager and began working at Bridgeway in 2002. Ms. Wang, CFA, is a Portfolio Manager and began working at Bridgeway in 2008.
JPMIM
JPMIM is located at 270 Park Avenue, New York, New York 10017. JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. As of September 30, 2020, JPMIM and its affiliates managed over $2.193 trillion in assets.
A portion of the assets of the Small Cap Fund is managed by a team led by Don San Jose and Dan Percella.

Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Don San Jose, Managing Director and Lead Portfolio Manager	2017
Dan Percella, Managing Director and Portfolio Manager	2017
Mr. San Jose, Managing Director and CFA charterholder, is the portfolio manager of JPMIM’s Small Cap Active Core Strategy. A JPMIM employee since 2000, Mr. San Jose was an analyst in JPMIM Securities’ equity research department covering capital goods companies before joining the small cap group. Prior to joining JPMIM, Mr. San Jose was an equity research associate at ING Baring Furman Selz. Mr. San Jose holds a B.S. in finance from The Wharton School of the University of Pennsylvania and is a member of both the New York Society of Security Analysts and the CFA Institute. Mr. Percella, Managing Director and CFA charterholder, is a co-portfolio manager and an analyst on JPMIM’s Small Cap Active Team. A JPMIM employee since 2008, Mr. Percella was previously a member of Institutional Investor-ranked equity research teams covering the transportation sector at Bear Stearns, Bank of America and Citigroup. Mr. Percella holds a B.S. in economics from Georgetown University’s Walsh School of Foreign Service and is a member of both the New York Society of Security Analysts and the CFA Institute.
The Target Small Cap Growth Fund and the Acquiring Small Cap Growth Fund are managed by Eytan Shapiro, Felise L. Agranoff and Matthew Cohen.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Eytan M. Shapiro, Lead Portfolio Manager of the U.S. Small Cap Growth Strategy	2007 (Target Fund); January 2021 (Acquiring Fund)
Felise Agranoff, Co-Portfolio Manager of the U.S. Small Cap Growth Strategy	2016 (Target Fund); January 2021 (Acquiring Fund)
Matthew Cohen, Co-Portfolio Manager of the U.S. Small Cap Growth Strategy	2016 (Target Fund); January 2021 (Acquiring Fund)
Mr. Shapiro, Managing Director, is the Chief Investment Officer of the Growth and Small Cap U.S. Equity Team and portfolio manager in the U.S. Equity Group. An employee since 1985, he is responsible for managing the U.S. small cap growth strategy, which includes the JPMorgan Small Cap Growth Fund, JPMorgan Dynamic Small Cap Growth Fund and the JPM U.S. Small Cap Growth Fund. Prior to joining the small cap team in 1992, Eytan worked as a portfolio manager in the firm’s Hong Kong office. Mr. Shapiro is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder. Ms. Agranoff, managing director, is a co-portfolio manager of the Mid Cap Growth Strategy and a research analyst covering industrials, energy, financials and business services sectors for the U.S. Equity Growth team. She joined the firm in 2004. Felise obtained a B.S. in finance and accounting from the McIntire School of Commerce at the University of Virginia and is a CFA charterholder. Mr. Cohen, managing director, is a healthcare research analyst for U.S. Equity Growth team. Before joining the firm in 2005, Matthew was a research analyst at Medici Healthcare and Narragansett Asset Management. Prior to that, Dr. Cohen was a resident surgeon in the Department of General Surgery at the North Shore University Hospital – NYU School of Medicine. Matthew holds an M.B.A. from New York University’s Stern School of Business and an M.D. from McGill University in Montreal.
PineBridge
PineBridge is located at Park Avenue Tower, 65 East 55th Street, New York, New York 10022. PineBridge is a Delaware limited liability company and is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai. PineBridge provides investment advice and markets asset management products and services to clients around the world. As of August 31, 2020, PineBridge managed approximately $112.45 billion. Teams make decisions for the Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.
Investment decisions for the Capital Conservation Fund are made by a team including Dana G. Burns and Robert Vanden Assem.

Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Dana G. Burns, Managing Director and Senior Portfolio Manager, Investment Grade Fixed Income	2008
Robert Vanden Assem, CFA, Managing Director and Head of Developed Markets Investment Grade Fixed Income	2002
Mr. Burns is Managing Director and Portfolio Manager of Investment Grade Fixed Income. Mr. Burns joined PineBridge in 2007 and has over 10 years of investment experience. He is currently a senior portfolio manager within the Investment Grade Credit Group and is responsible for the management of high grade institutional and retail fixed income portfolios. Mr. Burns’ primary focus at the firm is the management of investment grade total return portfolios and high quality insurance company assets. Prior to joining PineBridge, Mr. Burns was Vice President and co-manager of the Fixed Income Separately Managed Account team at Morgan Stanley. Additionally, Mr. Burns managed assets for high net-worth individuals through Morgan Stanley’s Private Wealth Management Group (PWM). Mr. Burns’ investment industry experience began in 1997. Mr. Vanden Assem, CFA, is a Managing Director and Head of Investment Grade Fixed Income, and joined PineBridge in 2001. He is currently responsible for the portfolio management of high grade institutional and retail portfolios.
Investment decisions for the Target Core Bond Fund and the Acquiring Core Bond Fund are made by a team including John Yovanovic, CFA, Robert Vanden Assem, CFA and Dana G. Burns.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Robert Vanden Assem, CFA, Managing Director and Head of Developed Markets Investment Grade Fixed Income	2002 (Target Fund); October 2020 (Acquiring Fund)
John Yovanovic, CFA, Managing Director and Head of High Yield Portfolio Management	2007 (Target Fund); October 2020 (Acquiring Fund)
Dana G. Burns, Managing Director and Senior Portfolio Manager, Investment Grade Fixed Income	2014 (Target Fund); October 2020 (Acquiring Fund)
Mr. Yovanovic, Managing Director and Head of High Yield Portfolio Management, joined PineBridge in 2001. He became a Portfolio Manager of high yield bonds in 2005. Please see above for the biographies of Messrs. Vanden Assem and Burns.
Investment decisions for the Strategic Bond Fund are made by a team led by Robert Vanden Assem, and which includes John Yovanovic, Anders Faergemann and Dana G. Burns.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Anders Faergemann, Managing Director and Senior Sovereign Portfolio Manager, Emerging Markets Fixed Income	2016
Robert Vanden Assem, CFA, Managing Director and Head of Developed Markets Investment Grade Fixed Income	2002
John Yovanovic, CFA, Managing Director and Head of High Yield Portfolio Management	2007
Dana G. Burns, Managing Director and Senior Portfolio Manager, Investment Grade Fixed Income	2014
Mr. Vanden Assam’s role as team leader primarily consists of asset allocation decisions with respect to the Strategic Bond Fund. Anders Faergemann, Managing Director and Senior Sovereign Portfolio Manager, Emerging Markets Fixed Income, joined PineBridge in 2004. He is responsible for a dedicated emerging markets local currency strategy and co-manages emerging markets blended portfolios, as well as global government bonds strategy. Please see above for biographies for Messrs. Vanden Assem, Yovanovic and Burns.

SunAmerica
SunAmerica is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311. SunAmerica is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SunAmerica’s primary focus has been on the management, in either an advisory or subadvisory capacity, of registered investment products. As of August 31, 2020, SunAmerica managed, advised and/or administered more than $45 billion in assets.
SunAmerica’s Fixed Income Investment Team is responsible for management of the Government Money Market II Fund and the Government Money Market I Fund.
T. Rowe Price
T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. Its approach to managing money is based on proprietary research and a strict investment discipline developed over seven decades. The firm, which is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly owned financial services company, is one of the nation’s leading no-load fund managers. As of September 30, 2020, T. Rowe Price and its affiliates had approximately $1.3 trillion in assets under management.
T. Rowe Price is responsible for sub-advising a portion of the Small Cap Fund. This portion is managed by an investment advisory committee, chaired by Frank M. Alonso.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Frank M. Alonso Vice President and Portfolio Manager	2016
The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund’s investment program. Mr. Alonso joined T. Rowe in 2000 and his investment experience dates from that time. During the past five years, he has served as an equity research analyst and a portfolio manager (beginning in 2013).
Victory Capital
Victory Capital is located at 15935 La Cantera Parkway, San Antonio, Texas 78256. Victory Capital is a registered investment adviser. As of December 31, 2020, Victory had approximately $147.2 billion in assets under management or advisement. Victory Capital is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Small Cap Aggressive Growth Fund.
The Small Cap Aggressive Growth Fund is managed by an investment team comprised of D. Scott Tracy, CFA, Stephen J. Bishop, Melissa Chadwick-Dunn, Christopher W. Clark, CFA and Paul Leung, CFA.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
D. Scott Tracy, CFA, CIO/Portfolio Manager/Analyst	2011
Stephen J. Bishop, Portfolio Manager/Analyst	2011
Melissa Chadwick-Dunn, Portfolio Manager/Analyst	2011
Christopher W. Clark, CFA, Portfolio Manager/Analyst	2014
Paul Leung, CFA, Portfolio Manager/Analyst	2018
Mr. Tracy has been a member of the Fund’s portfolio management team since 2001. Mr. Bishop has been a member of the team that manages the Fund since 1996. Ms. Chadwick-Dunn has been a member of the team since 2001. Mr. Clark has been a member of the team since 2007. Mr. Leung has been a member of the team since 2018. Messrs. Tracy, Clark and Leung are CFA charterholders. In connection with Victory Capital’s acquisition of RS Investments in 2016, each of the portfolio managers became employees of Victory Capital and are members of Victory Capital’s RS Investments Growth team. Mr. Tracy is the chief investment officer of the team.

Investment Advisory Agreement
Pursuant to each Company’s Advisory Agreement with VALIC, each Fund pays VALIC an advisory fee. As compensation for its services, VALIC receives from each Fund a fee, accrued daily and payable monthly, based on the average monthly net asset value of the Fund at the following annual rates listed below:
Fund	Average monthly net asset value	Advisory Fee Rate
Capital Conservation Fund	First $250 million	0.50%
	Next $250 million	0.45%
	Next $500 million	0.40%
	Over $1 billion	0.35%
Target Core Bond Fund	First $200 million	0.50%
	Next $300 million	0.45%
	Over $500 million	0.40%
Acquiring Core Bond Fund	First $200 million	0.50%
	Next $300 million	0.45%
	Over $500 million	0.40%
Government Money Market I Fund[1]	All assets	0.40%
Government Money Market II Fund[1]	All assets	0.25%
Strategic Bond Fund	First $200 million	0.60%
	Next $300 million	0.50%
	Over $500 million	0.45%
Small Cap Aggressive Growth Fund	First $250 million	0.85%
	Over $250 million	0.75%
Small Cap Fund	First $250 million	0.90%
	Next $250 million	0.85%
	Next $500 million	0.80%
	Over $1 billion	0.75%
Target Small Cap Growth Fund[2]	First $100 million	0.85%
	Over $100 million	0.80%
Acquiring Small Cap Growth Fund[3]	First $100 million	0.85%
	Over $100 million	0.80%
1
VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis.

2
The Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through December 31, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.82% of the Fund’s average monthly net assets on the Fund’s first $100 million and 0.77% of the Fund’s net average monthly net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the Board of VC II, including a majority of the Independent Directors.

3
The Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.82% of the Fund’s average monthly net assets on the Fund’s first $100 million and 0.77% of the Fund’s net average monthly net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the Board of VC I, including a majority of the Independent Directors.

For its most recent fiscal year, each Fund paid VALIC a fee equal to the following percentage of average monthly net assets:
Fund	Fee
Capital Conservation Fund	0.50%
Target Core Bond Fund	0.42%
Government Money Market II Fund	0.25%
Government Money Market I Fund	0.40%
Strategic Bond Fund	0.50%
Small Cap Aggressive Growth Fund	0.85%
Small Cap Fund	0.89%
Target Small Cap Growth Fund*	0.81%
*	Net of management fee waiver and not of any other voluntary or contractual expense limitations.
As each of the Acquiring Core Bond Fund and the Acquiring Small Cap Growth Fund has not commenced operations, it has not paid VALIC investment advisory fees.
Pursuant to Expense Limitation Agreements, VALIC has contractually agreed to reimburse expenses of certain VC I Funds through September 30, 2022 and VC II Funds through December 31, 2022, so that each Fund’s Total Annual Operating Expenses do not exceed the limits set forth below. For the purposes of each Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. Each agreement will be renewed annually for one-year terms unless terminated by the applicable Board prior to any such renewal.
Fund	Maximum Fund Expense
Target Core Bond Fund	0.77%
Acquiring Core Bond Fund	0.52%
Government Money Market I Fund	0.30%
Government Money Market II Fund	0.55%
Small Cap Aggressive Growth Fund	0.99%
Small Cap Fund	0.93%
Target Small Cap Growth Fund	1.13%
Acquiring Small Cap Growth Fund	0.88%
Strategic Bond Fund	0.89%
The terms of each Advisory Agreement and the services provided to each Fund under its Advisory Agreement are substantially similar or identical.
A discussion regarding the basis for the VC I Board’s approval of the Advisory Agreement for each of the Capital Conservation Fund, Government Money Market I Fund, Small Cap Aggressive Growth Fund and Small Cap Fund is available in VC I’s most recent semi-annual report to shareholders and its approval of the Advisory Agreement for each of the Acquiring Core Bond Fund and Acquiring Small Cap Growth Fund will be available in the first annual or semi-annual report to shareholders of the Acquiring Funds. A discussion regarding the basis for the VC II Board’s approval of the Advisory Agreement for each of the Target Core Bond Fund, Government Money Market II Fund, Target Small Cap Growth Fund and Strategic Bond Fund is available in VC II’s most recent annual report to shareholders.
If the shareholders of each Target Fund approve the Reorganization relating to their Target Fund, the respective Combined Fund will be managed by VALIC pursuant to the VC I Advisory Agreement. As discussed above, the services provided to each Fund under the applicable Advisory Agreement are substantially similar or identical.

Service Providers
State Street, located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for each Fund. In this capacity, State Street maintains the portfolio securities held by each Fund, administers the purchase and sale of portfolio securities and performs certain other duties.
SunAmerica, located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311, serves as the administrator for each Fund.
VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is each Fund’s transfer and dividend disbursing agent.
PricewaterhouseCoopers LLP (“PwC”), located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, is each Fund’s independent registered public accounting firm. PwC performs an annual audit of each Fund’s financial statements and provides tax advisory services and tax return preparation.
The firm of Sullivan & Worcester LLP, located at 1666 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to each Fund and as independent counsel to the Independent Directors of each Company.
Combined Fund. Each Fund currently uses the same service providers and it is anticipated that each Combined Fund will continue to use such service providers.
Dividends and Capital Gains
Dividends from Net Investment Income. For each Fund, dividends from net investment income are declared and paid annually, except for each of Government Money Market II Fund and Government Money Market I Fund, which declares daily and pays dividends monthly. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund.
Distributions from Capital Gains. When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.
Tax Consequences. As the owner of a Contract, a participant under your employer’s Contract or Plan or as an IRA account owner, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Contract prospectus, Plan document, custodial agreement or your tax professional for further information concerning the federal income tax consequences to you of investing in the Funds.
Purchase, Redemption and Valuation of Shares
Each Company is an open-end fund and may offer shares of its Funds for sale at any time. However, each Company offers shares of its Funds only to registered and unregistered separate accounts (the “Separate Accounts” and each, a “Separate Account”) of VALIC and its affiliates and to qualifying retirement plans (previously defined as the “Plans”) and IRAs.
Valuation of shares. The net asset value per share for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of the Fund by the number of outstanding shares. The net asset value per share for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the applicable Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
Investments in registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the applicable Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Funds are not open to purchases or redemptions. During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.
Buy and Selling Shares. As a participant in a Contract, Plan, or IRA, you do not directly buy shares of the Funds that make up a Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or through a trust or custodial account under a Plan or an IRA. When you buy these units, you specify the Funds in which you want the Separate Account, trustee or custodian to invest your money. The Separate Account, trustee or custodian in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. When you provide instructions to buy, sell, or transfer shares of the Funds, the Separate Account, trustee or custodian does not pay any sales or redemption charges related to these transactions. The value of such transactions is based on the next calculation of net asset value after the orders are placed with the Fund.
For certain investors, there may be rules or procedures regarding the following:
•	any minimum initial investment amount and/or limitations on periodic investments;
•	how to purchase, redeem or exchange your interest in the Funds;
•	how to obtain information about your account, including account statements and
•	any fees applicable to your account.
For more information on such rules or procedures, you should review your Contract prospectus, Plan document or custodial agreement. The Funds do not currently foresee any disadvantages to participants arising out of the fact that they may offer their shares to Separate Accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of each Company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ Separate Accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, each Company reserves the right to refuse to sell shares of any Fund to any Separate Account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.
Execution of requests. Each Company is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next net asset value to be calculated after the request is accepted by the Company. If the order is received by a Company, or the insurance company as its authorized agent, before the Company’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
Normally, a Company redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of the Fund’s assets not reasonably practicable; or (iii) the SEC has so permitted by order for the protection of the Company’s shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.
Frequent Purchases and Redemptions of Shares
The Funds, which are offered only through Contracts, Plans or IRAs, are intended for long-term investment and not as a frequent short-term trading (“market timing”) vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. Each Board has adopted policies and procedures with respect to market timing activity as discussed below. Each Company believes that market timing activity is not in the best interest of the participants of its Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the subadvisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.
If a Fund invests in foreign securities and/or high yield fixed income securities (“junk bonds”), it may be particularly vulnerable to market timing. Market timing in a Fund that invests significantly in foreign securities may occur because of time zone differences between the foreign markets on which the Fund’s international portfolio securities trade and the time as of which the Fund’s net asset value is calculated. Market timing in a Fund that invests significantly in junk bonds may occur if market prices are not readily available for a Fund’s junk bond holdings. Market timers might try to purchase shares of the Funds based on events occurring after foreign market closing prices are established but before calculation of the Fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by the Fund. One of the objectives of the Companies’ fair value pricing procedures is to minimize the possibilities of this type of market timing.
Shares of the Funds are generally held through insurance company Separate Accounts, Plans or through a trust or custodial account (“Financial Intermediaries”). The ability of a Company to monitor transfers made by the participants in Separate Accounts or Plans maintained by financial intermediaries is limited by the institutional nature of Financial Intermediaries’ omnibus accounts. Each Company’s policy is that its Funds will rely on the Financial Intermediaries to monitor market timing within the Funds to the extent that the Company believes that each Financial Intermediary’s practices are reasonably designed to detect and deter transactions that are not in the best interest of the Funds.
There is no guarantee that a Company will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not a Company detects it, if market timing occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. In situations in which a Company becomes aware of possible market timing activity, it will notify the Financial Intermediary in order to help facilitate the enforcement of such entity’s market timing policies and procedures. Each Company has entered into agreements with various Financial Intermediaries that require such intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a participant identified as having engaged in frequent trades. Each Company reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from a Financial Intermediary, whether directly or by transfer, including orders that have been accepted by a Financial Intermediary, that the Company determines not to be in the best interest of the Fund. Such rejections, restrictions or refusals will be applied uniformly without exception.
You should review your Contract prospectus, Plan document or custodial agreement for more information regarding market timing, including any restrictions, limitations or fees that may be charged on trades made through a Contract, Plan or IRA. Any restrictions or limitations imposed by the Contract, Plan or IRA may differ from those imposed by the Companies.

Payments in Connection with Distribution
VALIC, as a life insurance company and as the investment adviser of the Funds, receives revenue sharing payments from certain subadvisers (other than SunAmerica, an affiliated investment adviser) in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Funds, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from investment management fees received by VALIC or the subadvisers.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Purchases and Sales of Portfolio Shares
Shares of a Fund may only be purchased or redeemed through Contracts offered by the separate accounts of VALIC or other participating life insurance companies and through Plans and IRAs. Shares of a Fund may be purchased and redeemed each day the New York Stock Exchange is open, at the Fund’s net asset value determined after receipt of a request in good order.
A Fund does not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums. The prospectus (or other offering document) for your Contract contains additional information about purchases and redemptions of a Fund’s shares.
Tax Information
A Fund will not be subject to U.S. federal income tax so long as it qualifies as a regulated investment company and distributes its income and gains each year to its shareholders. However, contractholders may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net income, including taxable annuity payments, if applicable) upon withdrawal from a Contract. Contractholders should consult the prospectus (or other offering document) for the Contract for additional information regarding taxation.
Payments to Broker-Dealers and Other Financial Intermediaries
The Funds are not sold directly to the general public but instead are offered to registered and unregistered separate accounts of VALIC and its affiliates and to Plans and IRAs. The Funds and their related companies may make payments to the sponsoring insurance company or its affiliates for recordkeeping and distribution. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Funds as underlying investment options in a variable contract. Visit your sponsoring insurance company’s website for more information.

FINANCIAL HIGHLIGHTS
The following Financial Highlights table for the Government Money Market I Fund is intended to help you understand the Acquiring Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Acquiring Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in the Government Money Market I Fund (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PwC (except for the period ended November 30, 2020, which is unaudited), whose report, along with the Government Money Market I Fund’s financial statements, is included in VC I’s Annual Report to shareholders, which is available upon request. The Government Money Market I Fund’s unaudited financial statements for the semi-annual period ended November 30, 2020, are included in the VC I Semi-Annual Report to shareholders, which is also available upon request.
As each of the Acquiring Core Bond Fund and Acquiring Small Cap Growth Fund is recently organized, there is no financial highlights to report. The financial highlights of each Target Fund are included in the current Prospectus for the Fund, which is incorporated herein by reference into this Combined Prospectus/Proxy Statement. The financial highlights of each Target Fund may also be found in the Target Fund's Annual Report and Semi-Annual Report, which are available without charge by calling 1-800-448-2542.
		Government Money Market I Fund
		Year Ended May 31,
	Six Months Ended November 30, 2020#	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.01	0.02	0.01	0.00	0.00
Net realized and unrealized gain(loss) on investments and foreign currencies	0.00	0.00	0.00	(0.00)	0.00	0.00
Total income (loss) from investment operations	0.00	0.01	0.02	0.01	0.00	0.00
Distributions from:
Net investment income	(0.00)	(0.01)	(0.02)	(0.01)	(0.00)	(0.00)
Net realized gain on securities	—	—	—	—	—	—
Total distributions	0.00	(0.01)	(0.02)	(0.01)	(0.00)	(0.00)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
TOTAL RETURN(a)	0.01%	1.09%	1.69%	0.72%(e)	0.08%	0.01%(e)
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10%@	0.45%	0.51%	0.51%	0.45%	0.26%
Ratio of expenses to average net assets(c)	0.53%@	0.51%	0.51%	0.51%	0.53%	0.51%
Ratio of expense reductions to average net assets	—	—	—	—	—	—
Ratio of net investment income (loss) to average net assets(b)	0.01%@	1.05%	1.70%	0.71%	0.08%	0.01%
Ratio of net investment income (loss) to average net assets(c)	(0.41)%@	0.99%	1.70%	0.71%	(0.00)%	(0.24)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A
Number of shares outstanding at end of period(000’s)	409,807	415,212	395,196	311,723	330,780	343,490
Net assets at end of period (000’s)	$409,796	$415,201	$395,183	$311,708	$330,783	$343,490
#	Unaudited
@	Annualized
(a)
Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.

(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
INFORMATION ABOUT THE REORGANIZATIONS
General
Under each Reorganization Agreement, the relevant Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of such Acquiring Fund. For more details about the Reorganization Agreements, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the relevant Acquiring Fund issued to a Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding immediately prior to the applicable Reorganization. Upon receipt by a Target Fund of the shares of the respective Acquiring Fund, the Target Fund will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Target Fund will be terminated as a series of the relevant Company under applicable state law.
The distribution of Acquiring Fund shares to a Target Fund’s shareholders will be accomplished by crediting Target Fund shareholder accounts with shares of the respective Acquiring Fund whose aggregate value at the time of issuance will equal the aggregate value of the Target Fund attributable to such shareholder on that date. See “Terms of the Reorganization Agreement” below.
Accordingly, as a result of a Reorganization, the relevant Target Fund shareholders will own shares of the relevant Acquiring Fund having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s Target Fund shares immediately prior to the Closing Date. Each Reorganization will not result in dilution of either Fund’s net asset value. However, as a result of a Reorganization, a shareholder of the relevant Target Fund and the Government Money Market I Fund will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in the applicable Fund.
Terms of the Reorganization Agreements
Pursuant to each Reorganization Agreement, an Acquiring Fund will acquire the assets of the relevant Target Fund on the Closing Date in consideration for the assumption of all of the Target Fund’s liabilities and shares of the Acquiring Fund.
On the Closing Date, the relevant Target Fund will transfer to its corresponding Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with each Reorganization, the relevant Target Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.
Each Target Fund expects to distribute the shares of its corresponding Acquiring Fund to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with applicable state law and the organizational documents of the relevant Company. Thereafter, the relevant Target Fund will be terminated as a series of the relevant Company under relevant state law.
Each of the Funds has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.
Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the relevant Company, on behalf of its Fund(s), are conditioned upon, among other things:
•	the approval of the Reorganization by the Target Fund’s shareholders;
•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;
•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•
the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•
the effectiveness under applicable law of the registration statement of the Company of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and
•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.
Each Reorganization Agreement may be terminated or amended by the mutual consent of the relevant Company, on behalf of the relevant Fund, either before or after approval thereof by the shareholders of the Target Fund.
Each Board unanimously recommends that you vote to approve the Reorganization relating to the relevant Target Fund, as it believes the Reorganization is in the best interests of the Target Fund (as described more fully in “Reasons for the Reorganizations” below) and that the interests of existing shareholders of the Target Fund will not be diluted as a result of consummation of the proposed Reorganization.
Reasons for the Reorganizations
At the January Board Meeting, each Board, including the Independent Directors, evaluated each Reorganization independently of the other Reorganizations and approved the applicable Reorganization. At the January Board Meeting, VALIC, in its capacity as the investment adviser to the Funds, proposed the Reorganizations to the Board as part of an effort to optimize the fund line-up in its product offerings, including by considering potential opportunities for consolidation of certain funds that have similar objectives and strategies, and/or to seek to eliminate certain costs associated with operating two different business entities – VC I and VC II – that are organized under the laws of different states. In approving each Reorganization Agreement, the Board evaluated extensive information that was provided by VALIC about each Fund and the terms of the proposed Reorganization Agreement. The information showed that the Reorganizations are expected to result in operational and administrative efficiencies for the Combined Funds, although no assurance can be given that these efficiencies will be achieved. The Boards approved the Reorganizations on the recommendations of VALIC and based on each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have attributed different weights to various factors and assigned different degrees of materiality to various conclusions. The factors considered by each Board with regard to each relevant Reorganization include, but are not limited to, the following:
•
The fact that the investment objective of each Target Fund is substantially similar or identical to the investment objective of the corresponding Acquiring Fund, as well as the fact that certain strategies of each Target Fund and the corresponding Acquiring Fund are similar or identical, while others are different. The Board considered the principal differences in investment strategy between each Acquiring Fund and each corresponding Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Fund is more likely to achieve further operating efficiencies and, in some cases, economies of scale from its larger net asset size compared to each Target Fund.
•
The advisory fee rate to be paid by the relevant Combined Fund is lower than or equal to the current advisory fee rate paid by the relevant Target Fund, other than in the case of the Government Money Market II Fund.

•
The expectation that the Combined Fund will have gross and net annual operating expenses below those of each applicable Target Fund and the corresponding Acquiring Fund and that such lower net total annual operating expenses with respect to each of the Target Core Bond Fund, Government Money Market II Fund, Target Small Cap Growth Fund and Strategic Bond Fund will be due in part to the absence of a 0.25% shareholder services fee payable by the Combined Fund, which is expected to be offset in part by 0.25% higher separate account charges for Contract owners at the Contract level (as described below).

•	The Government Money Market I Fund, the Target Core Bond Fund and the Target Small Cap Growth Fund will be the survivor of their respective Reorganizations for accounting and performance purposes.

•
The personnel of VALIC and the subadviser who will manage the Combined Fund. The Directors considered that VALIC will continue to serve as the investment adviser of the Combined Fund after the Reorganization, and the subadviser(s) of an Acquiring Fund will continue to serve as subadviser(s) of the Combined Fund after the Reorganization. The Reorganization is not expected to result in diminution in the level or quality of services that the Target Fund shareholders currently receive. See “Comparison of the Funds—Management of the Funds.”

•
The relative performance histories of each Fund over different time periods, including: (i) the performance history of the Target Core Bond Fund and its performance relative to the Capital Conservation Fund and the Strategic Bond Fund; (ii) the performance history of the Target Small Cap Growth Fund and its performance relative to the Small Cap Aggressive Growth Fund and the Small Cap Fund; and (iii) the performance of the Government Money Market I Fund relative to the Government Money Market II Fund. Each Target Fund’s Board considered management’s discussion of the Funds’ performance, and noted that it received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against the Fund’s benchmark. While not predictive of future results, the Board also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group.

•	The relative size of each applicable Target Fund and the corresponding Acquiring Fund, and the prospects for further growth and long-term viability of each Target Fund.
•
The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•
The fact that the aggregate net asset value of the shares that shareholders of each Target Fund will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the respective Target Fund own immediately prior to the Reorganization, and that shareholders of each Target Fund will not be diluted as a result of the Reorganization.

•	The terms and conditions of each of the Reorganization Agreements.
•
The fact that VALIC or its affiliates will pay the expenses incurred in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs, if any, relating to the sale of each Target Fund’s portfolio securities prior to or after the Reorganization as described in the respective Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•
The portion of the portfolio holdings of the applicable Target Fund that would be sold, if any, before the Reorganization would be completed and the estimated brokerage commissions and other portfolio transaction costs relating to the realignment of each applicable Target Fund’s portfolio prior to the applicable Reorganization.

•	The fact that the Acquiring Fund will assume all of the liabilities of its respective Target Fund.
•	The fact that VC I and VC II are governed by different state laws, but that any differences in state law are not expected to have a material effect on shareholders' rights.
•	The possible alternatives to the Reorganization.
•
The Reorganization may result in some potential benefits to VALIC, including but not limited to cost savings, resulting from managing one Combined Fund rather than multiple Funds because the fixed costs involved with operating the Combined Fund will be spread across a larger asset base following the Reorganization. The Board also considered the Reorganization’s anticipated impact on VALIC’s profitability.

During their consideration of the Reorganizations, the Independent Directors consulted with counsel to the Independent Directors in executive session outside the presence of Fund management. After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, each Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of each relevant Reorganization is in the best interests of the relevant Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. Consequently, they approved the Reorganization Agreements and directed that the Reorganization Agreements be submitted to shareholders of the Target Funds for approval. The Directors of VC I also approved the Reorganization Agreements at the January Board Meeting on behalf of each Acquiring Fund, after concluding that the proposed Reorganization(s) would be in the best interests of the Acquiring Fund and the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization(s) (noting that certain Acquiring Funds have been newly created and have no existing shareholders).
The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
Material U.S. Federal Income Tax Consequences of the Reorganizations
The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons that hold shares of a Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Contracts issued by the respective Life Companies are and remain qualified as annuity contracts. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of a Reorganization, as well as the effects of state, local and non-U.S. tax laws.
It is a condition to the closing of each Reorganization that the relevant Company, on behalf of each relevant Fund, receive an opinion from Willkie Farr & Gallagher LLP, special tax counsel to each Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:
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No gain or loss will be recognized by the Target Fund or by the Acquiring Fund upon the transfer of all of the assets of the Target Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; or upon the distribution of the shares of the Acquiring Fund by the Target Fund to its shareholders in the subsequent termination of the Target Fund.

•	No gain or loss will be recognized by a shareholder of the Target Fund that exchanges all of its shares of the Target Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.
•
The tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•
The holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

•
The Acquiring Fund’s tax basis in assets of the Target Fund received by the Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer, and the Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund.

The opinion of Willkie Farr & Gallagher LLP relating to each Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the relevant Acquiring Fund and the relevant Target Fund and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the respective Target Fund, the respective Acquiring Fund, or the respective shareholders of each from the marking to market of certain categories of assets as of the closing of the taxable year of each Target Fund at the time of the applicable Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.
Each Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Fund and its shareholders.
Effect on Owners of Contracts
Contract owners will not recognize gain or loss as a result of either Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, Contract owners will not be taxed on any distributions paid with respect to either Reorganization.
Effect on the Separate Accounts of the Life Companies and Other Shareholders
Prior to the Closing Date, each Target Fund will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date. Contract owners will not be directly affected by such Target Fund distributions.
As discussed above, a portion of the portfolio securities of certain Target Funds is expected to be sold in connection with the applicable Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Target Fund’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies and other shareholders of the Combined Fund, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies and other shareholders of the Target Fund, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is the case with other distributions, Contract owners will not be taxed on these distributions. VALIC also has advised that none of the Target Funds or the Combined Funds will dispose of holdings in the Target Funds’ or the Combined Funds’ portfolios to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.
As a result of the Reorganizations, each Acquiring Fund will succeed to tax attributes, including capital loss carryforwards, if any, of the relevant Target Fund. The capital loss carryforwards of the Funds will be available to offset future capital gains recognized by the relevant Combined Fund, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. Where these limitations apply, the Combined Funds may not be able to use all or a portion of a Fund’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the Combined Funds and their respective shareholders post-closing of the Reorganization. As of May 31, 2020 and August 31, 2020, the VC I Target Funds and VC II Target Funds, respectively, had the following capital loss carryforwards:
Target Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Capital Conservation Fund	—	—
Target Core Bond Fund	—	—
Government Money Market II Fund	$7,017	—
Small Cap Aggressive Growth Fund	—	—

Target Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Small Cap Fund	—	—
Target Small Cap Growth Fund	—	—
Strategic Bond Fund	$1,297,164	$20,573,203
The Reorganizations are not expected to result in an ownership change of the Funds. In addition, any limitation under Section 381 of the Code is not expected to be material. Thus, it is not anticipated that the limitations on use of a Fund’s capital loss carryforwards, if any, would be material.
Expenses of the Reorganizations
VALIC or its affiliates will pay the expenses incurred in connection with each Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. VALIC or its affiliates will pay these expenses whether or not a Reorganization is approved at the Special Meeting. Expenses incurred in connection with each Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Boards, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Fund’s financial statements in the Form N-14; tabulation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.
All other expenses of each of the Funds shall be paid by the applicable Fund. VALIC has estimated that the brokerage commissions and other transactions costs associated with the pre-Reorganization portfolio repositioning will be $86,000 (0.04% of net assets) for the Small Cap Aggressive Growth Fund and $167,000 (0.05% of net assets) for the Small Cap Fund. The brokerage commissions and other transactions costs associated with the Reorganization of each of the Target Core Bond Fund, the Capital Conservation Fund, the Government Money Market II Fund, the Target Small Cap Growth Fund and the Strategic Bond Fund will be minimal, if any. None of the Funds will pay any expenses of shareholders arising out of or in connection with the Reorganizations, except for the estimated broker commissions listed above.
Legal Matters
Certain legal matters concerning the federal income tax consequences of each Reorganization and issuance of shares of each Acquiring Fund will be passed on by Willkie Farr & Gallagher LLP and Venable LLP, each special counsel to VC I, respectively, in connection with the Reorganizations.

OTHER INFORMATION
Capitalization
The following tables set forth as of December 31, 2020: (i) the unaudited capitalization of the Capital Conservation Fund, (ii) the unaudited capitalization of the Strategic Bond Fund, (iii) the unaudited capitalization of the Target Core Bond Fund, (iv) the unaudited capitalization of the Acquiring Core Bond Fund, and (v) the unaudited pro forma combined capitalization of the Combined Fund assuming each Reorganization has been approved. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity. Because completion of any one Reorganization is not dependent on completion of any or all of the Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.
Capital Conservation Fund
Net Assets:	$298,579,539
Shares Outstanding:	27,632,555
Net Assets Per Share:	$10.81
Strategic Bond Fund
Net Assets:	$903,323,236
Shares Outstanding:	76,167,410
Net Assets Per Share:	$11.86
Target Core Bond Fund
Net Assets:	$1,587,358,557
Shares Outstanding:	130,295,447
Net Assets Per Share:	$12.18
Acquiring Core Bond Fund
Net Assets:	—
Shares Outstanding:	—
Net Assets Per Share:	$12.18
Capital Conservation Fund into Acquiring Core Bond Fund
Pro Forma Combined Fund
Net Assets:	$298,579,539
Shares Outstanding:	24,513,919
Net Assets Per Share:	$12.18
Strategic Bond Fund into Acquiring Core Bond Fund
Pro Forma Combined Fund
Net Assets:	$903,323,236
Shares Outstanding:	74,147,649
Net Assets Per Share:	$12.18
Target Core Bond Fund into Acquiring Core Bond Fund
Pro Forma Combined Fund
Net Assets:	$1,587,358,557
Shares Outstanding:	130,295,447
Net Assets Per Share:	$12.18

Capital Conservation Fund, Strategic Bond Fund and Target Core Bond Fund into Acquiring Core Bond Fund
Pro Forma Combined Fund
Net Assets:	$2,789,261,332
Shares Outstanding:	228,951,456
Net Assets Per Share:	$12.18
The following table sets forth as of December 31, 2020: (i) the unaudited capitalization of the Government Money Market II Fund, (ii) the unaudited capitalization of the Government Money Market I Fund, and (iii) the unaudited pro forma combined capitalization of the Combined Fund assuming each Reorganization has been approved. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.
Government Money Market II Fund
Net Assets:	$139,115,402
Shares Outstanding:	139,094,038
Net Assets Per Share:	$1.00
Government Money Market I Fund
Net Assets:	$398,019,723
Shares Outstanding:	398,030,437
Net Assets Per Share:	$1.00
Government Money Market II Fund into Government Money Market I Fund
Pro Forma Combined Fund
Net Assets:	$537,135,125
Shares Outstanding:	537,052,635
Net Assets Per Share:	$1.00
The following tables set forth as of December 31, 2020: (i) the unaudited capitalization of the Small Cap Fund, (ii) the unaudited capitalization of the Small Cap Aggressive Growth Fund, (iii) the unaudited capitalization of the Target Small Cap Growth Fund, (iv) the unaudited capitalization of the Acquiring Small Cap Growth Fund, and (v) the unaudited pro forma combined capitalization of the Combined Fund assuming each Reorganization has been approved. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity. Because completion of any one Reorganization is not dependent on completion of any or all of the Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.
Small Cap Fund
Net Assets:	$343,123,470
Shares Outstanding:	26,041,630
Net Assets Per Share:	$13.18
Small Cap Aggressive Growth Fund
Net Assets:	$206,552,033
Shares Outstanding:	10,970,204
Net Assets Per Share:	$18.83

Target Small Cap Growth Fund
Net Assets:	$284,250,115
Shares Outstanding:	10,772,320
Net Assets Per Share:	$26.39
Acquiring Small Cap Growth Fund
Net Assets:	—
Shares Outstanding:	—
Net Assets Per Share:	$26.39
Small Cap Fund into Acquiring Small Cap Growth Fund
Pro Forma Combined Fund
Net Assets:	$343,123,470
Shares Outstanding:	13,003,462
Net Assets Per Share:	$26.39
Small Cap Aggressive Growth Fund into Acquiring Small Cap Growth Fund
Pro Forma Combined Fund
Net Assets:	$206,552,033
Shares Outstanding:	7,827,770
Net Assets Per Share:	$26.39
Target Small Cap Growth Fund into Acquiring Small Cap Growth Fund
Pro Forma Combined Fund
Net Assets:	$284,250,115
Shares Outstanding:	10,772,320
Net Assets Per Share:	$26.39
Small Cap Fund, Small Cap Aggressive Growth Fund and Target Small Cap Growth Fund into Acquiring Small Cap
Growth Fund
Pro Forma Combined Fund
Net Assets:	$833,925,618
Shares Outstanding:	31,603,552
Net Assets Per Share:	$26.39
Shareholder Information
Capital Conservation Fund. As of the Record Date, there were 28,909,062 shares of the Capital Conservation Fund outstanding. As of such date, the Directors and officers of VC I as a group owned less than 1% of the shares of the Capital Conservation Fund. As of the Record Date, no person was known by the Capital Conservation Fund to own beneficially or of record 5% or more of the Capital Conservation Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	77.05%
Moderate Lifestyle Growth Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	8.21%

Name	Address	%
Conservative Lifestyle Growth Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	5.57%
Target Core Bond Fund. As of the Record Date, there were 131,265,710 shares of the Target Core Bond Fund outstanding. As of such date, the Directors and officers of VC II as a group owned less than 1% of the shares of the Target Core Bond Fund. As of the Record Date, no person was known by the Target Core Bond Fund to own beneficially or of record 5% or more of the Target Core Bond Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	88.06%
Moderate Lifestyle Growth Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	6.41%
Government Money Market II Fund. As of the Record Date, there were 133,537,405 shares of the Government Money Market II Fund outstanding. As of such date, the Directors and officers of VC II as a group owned less than 1% of the shares of the Government Money Market II Fund. As of the Record Date, no person was known by the Government Money Market II Fund to own beneficially or of record 5% or more of the Government Money Market II Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	96.89%
Government Money Market I Fund. As of the Record Date, there were 406,831,008 shares of the Government Money Market I Fund outstanding. As of such date, the Directors and officers of VC I as a group owned less than 1% of the shares of the Government Money Market I Fund. As of the Record Date, no person was known by the Government Money Market I Fund to own beneficially or of record 5% or more of the Government Money Market I Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	92.55%
Small Cap Aggressive Growth Fund. As of the Record Date, there were 10,660,185 shares of the Small Cap Aggressive Growth Fund outstanding. As of such date, the Directors and officers of VC I as a group owned less than 1% of the shares of the Small Cap Aggressive Growth Fund. As of the Record Date, no person was known by the Small Cap Aggressive Growth Fund to own beneficially or of record 5% or more of the Small Cap Aggressive Growth Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	98.15%
Small Cap Fund. As of the Record Date, there were 25,394,149 shares of the Small Cap Fund outstanding. As of such date, the Directors and officers of VC I as a group owned less than 1% of the shares of the Small Cap Fund. As of the Record Date, no person was known by the Small Cap Fund to own beneficially or of record 5% or more of the Small Cap Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	99.71%
Target Small Cap Growth Fund. As of the Record Date, there were 10,983,952 shares of the Target Small Cap Growth Fund outstanding. As of such date, the Directors and officers of VC II as a group owned less than 1% of the shares of the Target Small Cap Growth Fund. As of the Record Date, no person was known by the Target Small Cap Growth Fund to own beneficially or of record 5% or more of the Target Small Cap Growth Fund’s shares, except as follows:

Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	91.34%
Strategic Bond Fund. As of the Record Date, there were 76,091,666 shares of the Strategic Bond Fund outstanding. As of such date, the Directors and officers of VC II as a group owned less than 1% of the shares of the Strategic Bond Fund. As of the Record Date, no person was known by the Strategic Bond Fund to own beneficially or of record 5% or more of the Strategic Bond Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	80.67%
Moderate Lifestyle Growth Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	9.59%
Conservative Lifestyle Growth Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	5.38%
As of the Record Date, neither of the Acquiring Core Bond Fund nor the Acquiring Small Cap Growth Fund has any shares outstanding.
Shareholder Rights and Obligations
Each of the Capital Conservation Fund, Acquiring Core Bond Fund, Government Money Market I Fund, Small Cap Aggressive Growth Fund, Acquiring Small Cap Growth Fund and Small Cap Fund is a series of VC I, a Maryland corporation, and each of the Target Core Bond Fund, Government Money Market II Fund, Target Small Cap Growth Fund and Strategic Bond Fund is a series of VC II, a Delaware business trust. For purposes of this section, the Directors of VC II are referred to herein as “Trustees” and VC II is referred to as the “Trust,” where applicable.
Maryland Corporations
VC I is an open-end fund organized as a corporation under the laws of the State of Maryland on December 7, 1984. As a Maryland corporation, VC I is governed by the Maryland General Corporation Law (the “MGCL”), its charter (the “Charter”) and bylaws (the “Bylaws”). VC I is currently authorized to issue 45 separate investment portfolios each of which is, in effect, a separate mutual fund issuing its own separate class of common stock. VC I has an authorized capitalization of 37,250,000,000 billion shares of common stock, $0.01 par value per share, which are authorized to be issued in 45 classes (portfolios) comprising 750 million to 1 billion shares each. The Directors may authorize the creation of additional series or classes of stock in the future. The MGCL and the Charter permit the Board of VC I to supplement the Charter without a vote of the shareholders to increase the aggregate number of authorized shares or the number of shares of any series or class.
Shareholder Voting. Shareholders of VC I are entitled to one vote per share and fractional votes for fractional shares on each matter submitted to a vote at a meeting of shareholders.
Election and Removal of Directors. Shareholders of VC I may elect Directors at any annual meeting of shareholders or at a special meeting of shareholders that is called for the purpose of electing directors. As permitted by the MGCL for an open-end fund, the Bylaws provide that VC I is not required to hold an annual meeting of shareholders in any year in which the election of Directors is not required by the 1940 Act. A special meeting of shareholders may be called to remove a Director upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast on such matter at such meeting. A Director may be removed, with or without cause, by the affirmative vote of a majority of all the votes entitled to be cast generally for the election of Directors..
Issuance of Shares. As permitted by the MGCL and the Charter, the Board of VC I has the power to authorize the issuance of shares of stock. Prior to issuance of shares of each series or class, the Board may, in its sole discretion, set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms or conditions of redemption for each series or class.
Extraordinary Corporate Actions and Charter Amendments. Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless declared advisable by the board of directors and approved by a vote of shareholders. Pursuant to amendments to the MGCL that recently became effective for open-end funds such as VC I, these extraordinary corporate actions and charter amendments can be approved by a majority of the entire board of directors and in the manner required by the 1940 Act. Most charter amendments and many corporate actions do not require shareholder approval under the 1940 Act. Accordingly, the Board of VC I could authorize these corporate actions without shareholder approval.
Shareholder, Director and Officer Liability. Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation. Maryland law provides that a director who has met his or her statutory standard of conduct has no liability by reason of being or having been a director. The Charter and Bylaws provide that, to the maximum extent permitted by Maryland law in effect from time to time, VC I shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to any individual who is a present or former Director or officer of VC I and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder and the Charter.
Derivative Actions. Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.
Delaware Statutory Trusts
VC II is an open-end fund organized as a business trust under the laws of the State of Delaware on May 6, 1998. A Delaware business trust is governed by the Delaware Statutory Trust Act (the “Delaware Act”), its declaration of trust and by-laws (“By-Laws”). VC II is presently authorized to sell 15 series, each of which is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. The Trustees may authorize the creation of additional classes of shares in the future.
Member Voting. Unless otherwise provided in a declaration of trust, the Delaware Act vests the management of a trust in a trustee. The Amended and Restated Agreement and Declaration of Trust (the “Declaration”) of VC II vests management of each series thereof in the Trustees of VC II and provides that each Trustee shall have all powers necessary and desirable to carry out that responsibility, including those specifically set forth in the Declaration.
Under the Declaration, the Trustees may (i) sell, convey, and transfer all or substantially all of the assets of the Trust, or the assets belonging to any one or more series, to another trust, partnership, association, corporation or other entity organized under the laws of any state of the United States, or may transfer such assets to another series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Trust, shares of such other series), (ii) to the extent permitted by law then in effect merge or consolidate the Trust or any series with any other trust or any corporation, partnership, or association organized under the laws of any state of the United States, or (iii) cause the Trust to convert to a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction all upon such terms and conditions and for such consideration when and as authorized by vote or written consent of a majority of the Trustees and approved by the affirmative vote of the holders of not less than a majority of the shares outstanding and entitled to vote of each series whose assets are affected by such transaction, or by an instrument or instruments in writing without a meeting, consented to by the holders of not less than a majority of such shares, and/or by such other vote of any series as may be established by the Certificate of Designation with respect to such series.
Election and Removal of Trustees. The Declaration sets forth the Trustees of the Trust and provides that the Trustees serving as such, whether signatories thereto or thereafter becoming Trustees, may increase (to not more than twelve (12)) or decrease the number of Trustees to a number other than the number theretofore determined by a written instrument signed by a majority of the Trustees (or by an officer of the Trust pursuant to the vote of a majority of the Trustees). Subject to Section 16(a) of the 1940 Act and to the Declaration and to any requirements specified in the By-Laws, the Trustees shall have the power to set and alter the terms of office of the Trustees, and at any time to lengthen or shorten their own terms or make their terms of unlimited duration, to elect their own successors and, pursuant to the Declaration, to appoint Trustees to fill vacancies; provided that Trustees shall be elected by a Majority Shareholder Vote (as defined in the Declaration) at any such time or times as the Trustees shall determine that such action is required under Section 16(a) of the 1940 Act or, if not so required, that such action is advisable; and further provided that, after the initial election of Trustees by the shareholders, the term of office of any incumbent Trustee shall continue until the termination of the Trust or his/her earlier death, resignation, retirement, bankruptcy, adjudicated incompetency or other incapacity or removal, or if not so terminated, until the election of such Trustee’s successor in office has become effective in accordance with the Declaration. For purposes of this paragraph, a “Majority Shareholder Vote” shall mean the vote for the election of such Trustee of a plurality of all outstanding shares of the Trust, without regard to series, represented in person or by proxy and entitled to vote thereon, provided that a quorum (as determined in accordance with the Declaration and By-Laws) is present.
Any Trustee may resign his/her trust or retire as a Trustee, by a written instrument signed by him/her and delivered to the other Trustees or to any officer of the Trust, and such resignation or retirement shall take effect upon such delivery or upon such later date as is specified in such instrument. Any Trustee may be removed: (i) by vote of shareholders holding a majority of the shares of the Trust then outstanding, cast in person or by proxy at any meeting called for the purpose; or (ii) by a written declaration signed by shareholders holding not less than a majority of the shares of the Trust then outstanding.
Issuance of Shares. Under the Declaration, the Trustees are authorized to issue an unlimited number of shares. Shareholders are not entitled to any pre-emptive or other right to subscribe to any additional shares of the Trust or series or any securities issued by the Trust. Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of shares of any series shall have the right to convert said shares into shares of one or more other series, that holders of any class of the Trust or a series of shares shall have the right to convert said shares of such class into shares of one or more other classes of the Trust or such series, and that shares of any class of the Trust or a series shall be automatically converted into shares of another class of the Trust or such series, in each case in accordance with such requirements and procedures as the Trustees may establish.
Series. The Declaration provides that the Trustees shall have the authority from time to time to establish and designate one or more separate, distinct and independent series of shares (each of which series shall represent interests only in the asset attributed by the Trustees to such series), and to authorize separate classes of shares of the Trust (or any such series), as they deem necessary or desirable. All shares shall be of one class, provided that the Trustees shall have the power to classify or reclassify any unissued shares of any series into any number of additional classes of such series.
Amendments to the Declaration. Under the Declaration, the provisions of the Declaration (whether or not related to the rights of shareholders) may be amended at any time, so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the Trustees (or by an officer of the Trust pursuant to the vote of a majority of the Trustees).
Shareholder, Trustee and Officer Liability. The Declaration provides that the Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other person or persons in connection with the assets or the affairs of the Trust or of any series, and subject to the Declaration, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other person or persons in connection with the assets or affairs of the Trust or of any series, save only for liability to the shareholders or the Trust arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions. The Trust (or if the matter relates only to a particular series, that series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such series, and all persons dealing with the Trust or any series shall be deemed to have agreed that resort shall be had solely to the Trust property of the Trust or the series assets of such series, as the case may be, for the payment or performance thereof.
The Declaration further provides that the Trustees shall use their best efforts to ensure that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that a Certificate of Trust in respect of the Trust is on file with the Secretary of the state of Delaware and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of such instrument are not binding upon any of them or the shareholders individually but are binding only upon the assets and property of the Trust, or the particular series in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or shareholders or shareholder individually, or to subject the series assets of any series to the obligations of any other series or the Trust generally.
Derivative Actions. Under the Declaration, shareholders shall have power to vote to the same extent as the stockholders of a Delaware business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series, or the shareholders of any of them (provided, however, that a shareholder of a particular series shall not in any event be entitled to maintain a derivative or class action on behalf of any other series or the shareholders thereof).
The following description of shareholder rights and obligations is applicable to each of VC I and VC II.
Each outstanding share of a Fund has one vote on all matters that shareholders vote on. Participants vote on these matters indirectly by voting their units. The manner in which participants vote their units depends on their Contract or Plan. See your Contract prospectus or Plan document for specific details. When a matter comes up for vote, the Separate Account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.
Shareholder Proposals
Neither Maryland law nor Delaware law requires VC I or VC II, respectively, to hold regular, annual shareholder meetings. However, a Company must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment restrictions; and (c) to fill vacancies on its respective Board if the shareholders have elected less than a majority of the Directors. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Kathleen D. Fuentes, Vice President and Secretary of VC I and VC II, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the applicable Fund within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.
Solicitation of Proxies
Solicitations of proxies are being made on behalf of each of the Target Funds and the applicable Board primarily by the mailing of the Notice and this Combined Prospectus/Proxy Statement with its enclosures on or about March 19, 2021. In addition to the solicitation of proxies by mail, employees of the Target Funds and its affiliates may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The tabulation and solicitation expenses in connection with the Reorganizations along with certain other reorganizations of other VALIC funds being proposed are estimated to be approximately $1,850,000, all of which will be borne by VALIC or its affiliates. VALIC or its affiliates will also bear any additional costs that may be incurred in connection with contacting those shareholders who have not voted in the event of a need for re-solicitation of votes. Currently, if VALIC determines to retain the services of a proxy solicitation firm on behalf of any of the Target Funds, it anticipates retaining Broadridge Financial Solutions, Inc. (“Broadridge”). Any proxy solicitation firm engaged by VALIC, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.
Questions about the proposal should be directed to Broadridge by telephone toll-free at 1-833-670-0699.

VOTING INFORMATION AND REQUIREMENTS
General
This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of each Target Fund into its respective Acquiring Fund and the solicitation of proxies by and on behalf of the applicable Board for use at the Special Meeting. The Special Meeting will be held virtually on Tuesday, May 11, 2021 at 4:00 p.m., Eastern Time, or at such later time as is made necessary by adjournment or postponement. Since completion of one Reorganization is not contingent on another in certain instances, there are combinations of Reorganizations that may occur in addition to those presented in this Combined Prospectus/Proxy Statement.
As of the Record Date, the Target Funds had the following shares outstanding:
Target Fund	Shares Outstanding
Capital Conservation Fund	28,909,062
Target Core Bond Fund	131,265,710
Government Money Market II Fund	133,537,405
Small Cap Aggressive Growth Fund	10,660,185
Small Cap Fund	25,394,149
Target Small Cap Growth Fund	10,983,952
Strategic Bond Fund	76,091,666
Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof. Shareholders are entitled to one vote for each share or unit held on that date.
Shareholder Approval
Voting Requirements: Approval by each of the Capital Conservation Fund, Small Cap Aggressive Growth Fund and Small Cap Fund of its proposed Reorganization will require the affirmative vote of a majority of the outstanding voting securities of the Target Fund as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Target Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of the Target Fund. Approval by each of the Target Core Bond Fund, Government Money Market II Fund, Target Small Cap Growth Fund and Strategic Bond Fund of its proposed Reorganization will require the affirmative vote of a majority of the outstanding votes of the Target Fund. Shareholder approval of one Reorganization is not contingent upon shareholder approval of another Reorganization. If a Target Fund’s shareholders fail to approve the applicable proposed Reorganization, the Reorganization will not occur and the relevant Board may consider other alternatives, which may include seeking a merger with a different fund, the liquidation of the Target Fund or continuing current operations of the Target Fund. Each Board has fixed the close of business on February 26, 2021 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.
Quorum Requirements: With respect to each Target Fund, a quorum for the Special Meeting is present if a majority of the outstanding shares of stock or shares, respectively, entitled to vote at the Special Meeting are present in person (virtually) or by proxy. Abstentions will be treated as present for determining the quorum. Abstentions will not, however, be counted as voting on any matter at the Special Meeting and will have the same effect as a vote against the proposal. As noted above, the Separate Accounts and the Plans own directly nearly all of the outstanding shares of a Target Fund and the Life Companies will vote those shares for which they receive timely voting instructions from shareholders in accordance with those instructions. As a result, a majority of the outstanding shares of a Target Fund will be represented at the Special Meeting and thus a quorum will be present. However, in the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the chairman of the Special Meeting or the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of votes. If submitted to shareholders, any such adjournment will require the affirmative vote of the holders of a majority of those shares voting on the adjournment. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote that have voted in favor of the proposal. They will vote against any such adjournment on behalf of those proxies that have voted against the proposal.
Manner of Voting
Target Fund shareholders may authorize their proxy by returning the enclosed proxy card or provide voting instructions by returning the enclosed voting instruction card, as applicable. Target Fund shareholders may also authorize their proxy or provide voting instructions via telephone or Internet using the instructions provided on the enclosed proxy card or voting instruction card. A proxy may be revoked at any time prior to its exercise at the Special Meeting by written notice to Kathleen D. Fuentes, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the respective proposal.
Pass Through Voting: Shares of the Funds are sold to Separate Accounts and are used as investment options under Contracts and to Plans and IRA custodians.
Contract owners (including participants in a Plan) who select a Fund for investment through a Contract do not invest directly in or hold shares of the Fund. An insurance company that uses the Funds as a funding vehicle, is, in most cases, the legal shareholder of a Fund and has sole voting power with respect to the shares, but generally will pass through any voting rights to Contract owners. Therefore, for Fund shares owned through a Separate Account that is registered with the SEC, a Life Company will request voting instructions from the Contract owner and will vote shares or other interests in the Separate Account as directed by the Contract owner. In the event that any Contract owner fails to provide voting instructions with respect to the Separate Account, the Life Company will vote the shares attributable to that Contract owner for, against, or abstain, in the same proportion as the shares for which voting instructions were received from Contract owners investing through the same Separate Account, even if only a small number of Contract owners provide voting instructions. The effect of proportional voting is that if a large number of Contract owners fail to give voting instructions, a small number of Contract owners may determine the outcome of the vote.
Shares of the Funds are also sold directly to Plans and to IRA custodians. These shares (owned outside of a Contract) are voted directly. A Plan or IRA custodial account that includes a Fund as an investment option, is, in most cases, the legal shareholder of the Fund and, as such, has sole voting power with respect to the shares, but in most cases will pass through any voting rights to Plan participants or IRA owners who have an interest in the Fund. If proxies for directly held shares are not returned, the shares will not be voted.
Voting by Mail: To vote by mail, you should date and sign the proxy card or voting instruction card, as applicable, included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided. Please mail it early enough to be delivered prior to the Special Meeting.
Voting by Telephone: You may use the automated touch-tone voting method by calling the toll-free number provided on the proxy card or voting instruction card, as applicable. At the prompt, follow the menu. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your proxy card or voting instruction card at hand.
Internet Voting. To vote over the Internet, please log on to the website listed on your proxy card or voting instruction card, as applicable, and click on the proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your proxy card or voting instruction card at hand. After logging on, follow the instructions on the screen. If you receive more than one proxy card or voting instruction card, you may vote them during the same session.
Additional Information. Shareholders voting their proxies or providing voting instructions by telephone or Internet need not return their voting proxy card or instruction card by mail.
A person submitting votes by telephone or Internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the Internet to submit voting instructions, the shareholder is authorizing Broadridge, a tabulation agent, and its agents, to execute a proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

Each Target Fund believes that the procedures for authorizing the execution of a proxy by telephone or Internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.
You are requested to fill in, sign and return the enclosed proxy card or voting instruction card, as applicable, promptly. No postage is necessary if mailed in the United States.
March 10, 2021

APPENDIX A
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Each of VC I and VC II, on behalf of the relevant Fund(s), has adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (i) 67% or more of the voting securities present in person or by proxy at a shareholders’ meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding voting securities.
In addition, the Funds may have non-fundamental investment restrictions or operating policies which have been approved by the relevant Board. Non-fundamental investment restrictions or operating policies may be changed by the respective Board without shareholder approval.
The fundamental and non-fundamental investment restrictions and operating policies of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid investments and borrowings apply at all times. Calculation of each Fund’s total assets for compliance with any of the investment restrictions or any other restrictions will not include cash collateral held in connection with securities lending activities.
In applying the limitations on investments in any one industry (concentration), the Funds may use industry classifications based, where applicable, on industry classification guides such as Baseline, Bridge Information Systems, Reuters, or S&P Stock Guide, Global Industry Classification Standard information obtained from Bloomberg L.P. and Moody’s International, or Barra, and/or the industry classifications set forth in the prospectus of the issuing company of the investment. Further, regarding the securities of one or more issuers conducting their principal business activities in the same industry: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (iv) personal credit and business credit businesses will be considered separate industries.
Rule 2a-7 under the 1940 Act (“Rule 2a-7”) prohibits the Government Money Market I Fund and Government Money Market II Fund from purchasing any instrument with a remaining maturity of greater than 397 calendar days and requires each Fund to maintain a dollar-weighted average portfolio maturity of 60 calendar days or less. For purposes of Rule 2a-7, certain variable or floating rate instruments are deemed to have a maturity equal to the period remaining until the next readjustment of their interest rate or, in the case of an instrument that is subject to a Demand Feature, the period remaining until the principal amount can be recovered through demand. A “government money market fund” under Rule 2a-7, such as the Government Money Market I Fund or Government Money Market II Fund, may, but is not required to, impose liquidity fees and redemption gates. The Board has determined that the Government Money Market I Fund and Government Money Market II Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board may elect to impose liquidity fees or redemption gates in the future.
Fundamental Investment Restrictions
Borrowing
All Funds: Each Fund may borrow money in amounts up to 33 1/3% of the value of its total assets for temporary or emergency purposes, or as permitted by law. Each Fund may also borrow money for investment purposes, up to the maximum extent permissible under the 1940 Act. A Fund may also obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Fund may pledge, mortgage or hypothecate its assets. This policy shall not prohibit a Fund from engaging in reverse repurchase agreements, dollar rolls, or similar investment strategies described in the Prospectus and the SAI, as amended from time to time.

Commodities
All Funds, except the Government Money Market II Fund: No Fund may purchase or sell physical commodities except that each Fund (other than the Government Money Market II Fund) may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; or (iii) purchase or sell commodity options and futures contracts in accordance with its investment practices and policies.
Explanation: The Government Money Market II Fund may not purchase or sell physical commodities.
Concentration
All Funds: Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
Diversification
All Funds: Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act. This means that each Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, (a) with respect to 75% of its total assets, more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, a Fund cannot change its classification from diversified to non-diversified without shareholder approval.
Issuance of Senior Securities
All Funds: No Fund may issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any Securities and Exchange Commission (“SEC”) staff interpretation of the 1940 Act.
Lending
All Funds: No Fund may make loans, except that each Fund may, in accordance with its investment practices and policies (i) engage in repurchase agreements; (ii) lend portfolio securities; (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement, including interfund lending, as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, by exemptive relief, or by any SEC staff interpretation of the 1940 Act.
Real Estate
All Funds, except the Government Money Market II Fund: No Fund (other than the Government Money Market II Fund) may purchase or sell real estate except that each Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal, or otherwise engage in the business of real estate.
Explanation: With respect to the Government Money Market II Fund, no such Fund may invest in real estate.
Underwriting
All Funds: No Fund may underwrite the securities of other issuers, except as permitted by the Board within applicable law, and except to the extent that in connection with the sale or disposition of its portfolio securities, a Fund may be deemed to be an underwriter.
Non-Fundamental Investment Restrictions
Control of Companies
All Funds: Each Fund may not invest in companies for the purpose of exercising management control or influence, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated thereunder, as amended from time to time, or (iii) an exemption or similar relief from the provisions of the 1940 Act.

Illiquid Securities
All Funds: Each Fund may not invest more than 15% (5% for the Government Money Market I Fund and Government Money Market II Fund) of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days, stripped mortgage securities and inverse floaters, but excluding variable amount master demand notes and liquid Rule 144A securities. This restriction on illiquid investments is applicable at all times.
Foreign Securities
To the extent consistent with their respective investment objectives, each of the Funds as noted in the Limitation List below may invest in foreign securities up to the percentage of total assets referenced (which may include emerging market securities with respect to the Capital Conservation Fund, Government Money Market I Fund, Small Cap Aggressive Growth Fund, and Small Cap Fund). American Depositary Receipts (“ADRs”) and U.S. dollar-denominated securities of foreign issuers are not excluded from such percentage limitation for each of the Acquiring Core Bond Fund, Target Core Bond Fund, Government Money Market II Fund, Acquiring Small Cap Growth Fund, and Target Small Cap Growth Fund. ADRs and U.S. dollar-denominated securities of foreign issuers are excluded from such percentage limitations for each of the Capital Conservation Fund, Government Money Market I Fund, Small Cap Aggressive Growth Fund, and Small Cap Fund. With respect to the Strategic Bond Fund, ADRs, U.S. dollar-denominated securities of foreign issuers and Canadian securities are excluded from such percentage limitations.
40%	Target Core Bond Fund
40%	Acquiring Core Bond Fund
10%	Small Cap Aggressive Growth Fund
30%	Small Cap Fund
25%	Target Small Cap Growth Fund
25%	Acquiring Small Cap Growth Fund
50%	Strategic Bond Fund
Margin
All Funds: Each Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
Short Sales
All Funds, except the Government Money Market II Fund: Each Fund (other than the Government Money Market II Fund) may not sell securities short except to the extent permitted by applicable law.
Explanation: The Government Money Market II Fund may not sell securities short.
Investment Companies
All Funds: Each Fund may invest in securities issued by other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

APPENDIX B
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this    day of    , 2020, among and between VALIC Company I, a Maryland corporation (the “Corporation”), severally and not jointly on behalf of [each of] the    (the “Acquiring Fund”) [and]/[, VALIC Company II, a Delaware statutory trust (the “Trust”), severally and not jointly on behalf of] the    (the “Target Fund,” and together with the Acquiring Fund, the “Funds”) and, solely with respect to Article IX, the Variable Annuity Life Insurance Company [(“VALIC”)]. Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the [Corporation]/[Corporation or Trust, as applicable]. Other than the Target Fund and the Acquiring Fund, no other series of [either] the [Corporation]/[Corporation or Trust] are parties to the Agreement.
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, [each of] the Corporation [and the Trust] is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;
WHEREAS, the Corporation, on behalf of the Acquiring Fund, is authorized to issue the Acquiring Fund Shares;
WHEREAS, the Board of Directors of the Corporation has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and
WHEREAS, the Board of [Directors]/[Trustees] of the [Corporation]/[Trust] has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable and directed that the Reorganization be submitted for consideration at a special meeting of the Target Fund Shareholders (as defined in paragraph 1.5);
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the [Corporation]/[Trust], on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Corporation, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).
The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.
1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set for in Rev. Rul. 73-54, 1973-1 C.B. 187) and borne by the Variable Annuity Life Insurance Company, each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).
1.4 STATE FILINGS. Prior to the Closing Date, the Corporation, on behalf of the Acquiring Fund, shall make any filings with the State of Maryland that are required under the laws of the State of Maryland to be made prior to the Closing Date. Prior to the Closing Date, the [Corporation]/[Trust], on behalf of the Target Fund, shall make any filings with the State of [Delaware]/[Maryland] that are required under the laws of the State of [Delaware]/[Maryland] to be made prior to the Closing Date.
1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Corporation of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Corporation shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.
1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.
1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Corporation as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the [Corporation]/[Trust] on behalf of the Target Fund. The Corporation shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.
1.9 TERMINATION. The Target Fund shall be terminated as a series of the [Corporation]/[Trust] promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the State of [Delaware]/[Maryland] and the federal securities laws.
1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.
1.11 ACTION BY CORPORATION [OR TRUST]. All actions expressed herein as being the obligations of the Acquiring Fund or the Target Fund will be taken by the Corporation, on behalf of [each of] the Acquiring Fund [and]/[, and the Trust, on behalf of] the Target Fund.
ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Corporation’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Corporation’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [ ], 2021, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held virtually.
3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.
3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, VALIC Retirement Services Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund

Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.
3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.
3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE [CORPORATION]/[TRUST] AND THE TARGET FUND. The [Corporation]/[Trust], on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:
(a) The [Corporation]/[Trust] is a [corporation]/[trust] that is duly organized, validly existing and in good standing under laws of the State of [Maryland]/[Delaware]. The Target Fund has been validly designated as a separate series of the [Corporation]/[Trust]. The [Corporation]/[Trust] is duly authorized to transact business in the State of [Maryland]/[Delaware] and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The [Corporation]/[Trust], on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.
(b) The [Corporation]/[Trust] is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The [Corporation]/[Trust] is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.
(c) If applicable, the Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the [Corporation]/[Trust] and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the [Corporation]/[Trust] and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the [Corporation]/[Trust] with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.
(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the [Corporation]/[Trust], on behalf of the Target Fund, will not result in the violation of [Maryland]/[Delaware] law or any provision of the [Corporation’s articles of incorporation]/[Trust’s declaration of trust] or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the [Corporation]/[Trust] (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the [Corporation]/[Trust], on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the [Corporation]/[Trust] (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.
(f) The [Corporation]/[Trust], on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.
(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the [Corporation’s]/[Trust’s] knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the [Corporation]/[Trust] or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
(h) The audited financial statements of the Target Fund as of [May]/[August] 31, 2020, the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by [________] and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. [The unaudited financial statements of the Target Fund for the six months ended [November 30, 2020] have been prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.]
(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended [May]/[August] 31, 2020 [and the unaudited financial statements for the six months ended [November 30, 2020]], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.
(j) Since [November 30, 2020], there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since [_______], there has not been any amendment of the [Corporation’s]/[Trust’s] organizational documents in a manner materially affecting the Target Fund.
(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.
(l) The [Corporation]/[Trust] has authorized shares of [common stock]/[beneficial interest] allocated to the Target Fund consisting of [[________] shares having a par value of $0.01 per share, of which it is authorized to issue [_______] shares for the Target Fund]/[an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares for the Target Fund]. All issued and outstanding shares of [common stock]/[beneficial interest] of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.
(m) At the Closing Date, the [Corporation]/[Trust], on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under [Maryland]/[Delaware] state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.
(n) Subject to the approval of this Agreement by the Target Fund Shareholders, the [Corporation]/[Trust], on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. Subject to the approval of this Agreement by the Target Fund Shareholders, the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the [Directors]/[Trustees] of the [Corporation]/[Trust]. Subject to the approval of this Agreement by the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the [Corporation]/[Trust] and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
(p) The Target Fund is a separate series of the [Corporation]/[Trust] that is treated as a corporation separate from any and all other series of the [Corporation]/[Trust] under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.
(q) Except for the N-14 Registration Statement and the approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the [Corporation]/[Trust], on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the [Corporation]/[Trust], on behalf of the Target Fund, of the transactions contemplated by this Agreement.
(r) The Target Fund has called a special meeting of the Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [ ], 2021 (or such other date as the parties may agree to in writing).
4.2 REPRESENTATIONS OF THE CORPORATION AND THE ACQUIRING FUND. The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:
(a) The Corporation is a corporation that is duly organized, validly existing and in good standing under the laws of the State of Maryland. The Acquiring Fund has been validly established as a separate series of the Corporation. The Corporation is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Corporation, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.
(b) The Corporation is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Corporation is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.
(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Corporation and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Corporation and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Corporation and the Target Fund furnished to the Acquiring Fund by the Corporation or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Corporation with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Corporation, on behalf of the Acquiring Fund, will not result in the violation of Maryland law or any provision of the Corporation’s articles of incorporation or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Corporation (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Corporation, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Corporation (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.
(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Corporation’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Corporation or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
[(g) The audited financial statements of the Acquiring Fund as of May 31, 2020, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by [________], and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Acquiring Fund for the six months ended [November 30, 2020] have been prepared in accordance with GAAP consistently applied by the Acquiring Fund, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.]
[(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended May 31, 2020 and the unaudited financial statements for the six months ended [November 30, 2020], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.]
[(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.]
(j) The Corporation has authorized shares of common stock allocated to the Acquiring Fund consisting of [________] shares having a par value of $0.01 per share, of which it is authorized to issue [_______] shares for the Acquiring Fund. All issued and outstanding shares of common stock of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.
(k) The Corporation, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Directors of the Corporation. This Agreement constitutes a valid and binding obligation of the Corporation and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
(l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.
(m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
(n) The Acquiring Fund is a separate series of the Corporation that is treated as a corporation separate from any and all other series of the Corporation under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.
(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Corporation, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund as described in paragraph 4.1(r) is required for the consummation by the Corporation, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.
[(p) The Acquiring Fund was formed for the purpose of effecting the transactions contemplated by this Agreement, and has not commenced investment operations and will not do so until after the Closing Date, and has no assets or liabilities (other than its rights and obligations under this Agreement). Accordingly, the Acquiring Fund does not have any tax attributes immediately before the transaction other than tax attributes, if any, related to a de minimis amount of assets held, if any, to facilitate the organization of the Acquiring Fund. The Acquiring Fund does not have any shareholders, and immediately following the Closing Date, the former shareholders of the Target Fund will own all of the Acquiring Fund’s outstanding shares, provided that the Acquiring Fund may issue nominal Acquiring Fund Shares to VALIC (or an affiliate thereof) for purposes of certain organizational matters only.]
ARTICLE V
COVENANTS OF THE CORPORATION, THE ACQUIRING FUND [, THE TRUST] AND THE TARGET FUND
5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. [The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations.]
5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the [Corporation]/[Trust].
5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Corporation’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.
5.4 ADDITIONAL INFORMATION. The [Corporation]/[Trust] and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
5.5 CONTRACT TERMINATION. The [Corporation]/[Trust], on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.
5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Corporation, on behalf of [each of] the Acquiring Fund [and]/[, and the Trust, on behalf of] the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the [Corporation]/[Trust], on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the [Corporation]/[Trust] shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the [Corporation]/[Trust].
5.8 UNAUDITED FINANCIAL STATEMENTS. The [Corporation]/[Trust] shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the [Corporation]/[Trust] as complying with the requirements hereof.
5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Corporation, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Prospectus/Proxy Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.
5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, special counsel to each of the Corporation [, the Trust] and the Funds, will render an opinion on these matters. None of the Corporation, the Acquiring Fund [, the Trust] or the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Corporation, the Acquiring Fund [, the Trust] and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, special counsel to the Corporation [and the Trust], to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).
5.11 REASONABLE BEST EFFORTS. Each of the Corporation, the Acquiring Fund [, the Trust] and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
5.12 AUTHORIZATIONS. The Corporation, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.
5.13 DISTRIBUTION. The [Corporation]/[Trust], on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
5.14 PROXY. The [Corporation]/[Trust], on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE [CORPORATION]/[TRUST] AND THE TARGET FUND
The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Corporation, on behalf of the Acquiring Fund, of all the obligations to be performed by the Corporation, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:
6.1 All representations, covenants and warranties of the Corporation, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
6.2 The [Corporation]/[Trust] shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the [Corporation]/[Trust] and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
(a) The Corporation is registered as an open-end management investment company under the 1940 Act.
(b) Neither the execution, delivery nor performance by the Corporation of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Corporation, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Corporation and the Acquiring Fund.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE CORPORATION AND THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the [Corporation]/[Trust], on behalf of the Target Fund, of all the obligations to be performed by the [Corporation]/[Trust], on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:
7.1 All representations, covenants and warranties of the [Corporation]/[Trust], on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the [Corporation]/[Trust].
7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).
7.4 The Corporation shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Corporation and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
(a) The [Corporation]/[Trust] is registered as an open-end management investment company under the 1940 Act.
(b) Neither the execution, delivery nor performance by the [Corporation]/[Trust] of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.
(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the [Corporation]/[Trust], on behalf of the Target Fund, or the enforceability of the Agreement against the [Corporation]/[Trust] and the Target Fund.
7.5 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.
ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE CORPORATION, THE ACQUIRING FUND [, THE TRUST] AND THE TARGET FUND
If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Corporation, the Acquiring Fund [, the Trust] or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:
8.1 This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the [Corporation’s articles of incorporation]/[Trust’s declaration of trust] and by-laws, applicable [Maryland]/[Delaware] law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund, in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, none of the Corporation, the Acquiring Fund [, the Trust] or the Target Fund may waive the condition set forth in this paragraph 8.1.
8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.
8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.
8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Corporation, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.
8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Corporation, the Acquiring Fund [, the Trust] or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
8.6 The Corporation [and the Trust] shall have received an opinion of Willkie Farr & Gallagher LLP, special counsel to the Corporation [and the Trust], substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the [Corporation]/[Trust], on behalf of the Target Fund, by the Corporation, on behalf of the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes:
(a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;
(c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund;
(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;

(e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;
(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;
(g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the Target Fund immediately prior to the transfer; and
(h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund.
Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Corporation, on behalf of [each of] the Acquiring Fund [and]/[, and the Trust, on behalf of] the Target Fund, will cooperate to make and certify the accuracy of such representations. No opinion will be expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund or any shareholder of the Target Fund with respect to any asset as to which unrealized gain or loss is requested to be recognized for federal income tax purposes at the end of a taxable year or on the termination or transfer thereof under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, [neither] the Corporation, on behalf of the Acquiring Fund and [nor the Trust, on behalf of] the Target Fund, may [not] waive the condition set forth in this paragraph 8.6.
ARTICLE IX
EXPENSES
Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates shall bear the direct and indirect expenses incurred by the Corporation, the Acquiring Fund [, the Trust] and the Target Fund, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities in connection with the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.
10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.
ARTICLE XI
TERMINATION
11.1 This Agreement may be terminated by the mutual agreement of the Corporation, on behalf of [each of] the Acquiring Fund and [the Trust, on behalf of] the Target Fund. In addition, the Corporation, on behalf of the Acquiring Fund [and]/[, or the Trust, on behalf of] the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:
(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.
11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Corporation [or the Trust, as applicable] or the Board of Directors [or Board of Trustees, as applicable], or officers, to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.
ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Corporation [and the Trust] as specifically authorized by the Board[s] of Directors [and Trustees]; provided, however, that, following the meeting of the Target Fund Shareholders called by the [Corporation]/[Trust], on behalf of the Target Fund, pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of the Target Fund Shareholders without their further approval.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.
13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
ARTICLE XIV
NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, 2919 Allen Parkway, Houston, Texas 77019, Attention: John Genoy, President, with a copy to SunAmerica Asset Management, LLC, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07331, Attention: Gregory Bressler, General Counsel, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party. Whenever any notice is required or permitted to be given by any provisions of this Agreement, a written waiver of such notice, signed by the party entitled to said notice, or a waiver by electronic transmission by the party entitled to said notice, shall be deemed equivalent to such required or permitted notice.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
            , on behalf of its series,
             Fund
By:
Name:
Title:
           , on behalf of its series,
              Fund
By:
Name:
Title:
The Variable Annuity Life Insurance Company,
solely with respect to Article IX
By:
Name:
Title:

VALIC COMPANY I
Capital Conservation Fund
Core Bond Fund
Government Money Market I Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Growth Fund
VALIC COMPANY II
Core Bond Fund
Government Money Market II Fund
Small Cap Growth Fund
Strategic Bond Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
PART B
STATEMENT OF ADDITIONAL INFORMATION
March 10, 2021
This Statement of Additional Information (the “SAI”) relates to the proposed reorganizations (each, a “Reorganization”) of certain series of VALIC Company I (“VC I”) or VALIC Company II (“VC II”), as set out in the following table under the heading “Target Funds” (each, a “Target Fund” and collectively, the “Target Funds”), into corresponding series of VC I, as set out in the following table under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds” and together with the Target Funds, the “Funds” and each, a “Fund”).
Target Funds	Acquiring Funds
Capital Conservation Fund, a series of VC I	Core Bond Fund, a series of VC I (“Acquiring Core Bond Fund”)
Core Bond Fund, a series of VC II (“Target Core Bond Fund”)	Acquiring Core Bond Fund
Government Money Market II Fund, a series of VC II	Government Money Market I Fund, a series of VC I
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund, a series of VC I (“Acquiring Small Cap Growth Fund”)
Small Cap Fund, a series of VC I	Acquiring Small Cap Growth Fund
Small Cap Growth Fund, a series of VC II (“Target Small Cap Growth Fund”)	Acquiring Small Cap Growth Fund
Strategic Bond Fund, a series of VC II	Acquiring Core Bond Fund
This SAI contains information which may be of interest to shareholders of each Target Fund relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated March 10, 2021 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve the transfer of all of the assets and liabilities of the relevant Target Fund in exchange for shares of the relevant Acquiring Fund. Each Target Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Target Fund.
This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is available upon request and without charge by writing to the Acquiring Fund, c/o VALIC Company I, 2919 Allen Parkway, Houston, Texas 77019 or by calling 800.445.7862.
Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

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ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUNDS
For each of the Capital Conservation Fund, Government Money Market I Fund, Small Cap Aggressive Growth Fund and Small Cap Fund: Incorporated by reference is the Statement of Additional Information for VC I in the Registration Statement on Form N-1A of VC I dated October 1, 2020, solely as it relates to such Funds, as filed with the Securities and Exchange Commission (Securities Act File No. 002-83631).
For the Acquiring Core Bond Fund: Incorporated by reference is the Statement of Additional Information for VC I in the Registration Statement on Form N-1A of VC I dated February 4, 2021, solely as it relates to such Fund, as filed with the Securities and Exchange Commission (Securities Act File No. 002-83631).
For the Acquiring Small Cap Growth Fund: Incorporated by reference is the Statement of Additional Information for VC I in the Registration Statement on Form N-1A of VC I dated January 25, 2021, solely as it relates to such Fund, as filed with the Securities and Exchange Commission (Securities Act File No. 002-83631).
For the Target Core Bond Fund, Government Money Market II Fund, Target Small Cap Growth Fund and Strategic Bond Fund: Incorporated by reference is the Statement of Additional Information for VC II in the Registration Statement on Form N-1A of VC II dated January 1, 2021, solely as it relates to such Funds, as filed with the Securities and Exchange Commission (Securities Act File No. 333-53589).
FINANCIAL STATEMENTS
For each of the Capital Conservation Fund, Government Money Market I Fund, Small Cap Aggressive Growth Fund and Small Cap Fund, this SAI incorporates by reference the Annual Report of VC I for the fiscal year ended May 31, 2020 and the Semi-Annual Report of VC I for the period ended November 30, 2020 solely with respect to each Fund, which have been filed with the SEC. For the Target Core Bond Fund, Government Money Market II Fund, Target Small Cap Growth Fund and Strategic Bond Fund, this SAI incorporates by reference the Annual Report of VC II solely with respect to the Fund for the fiscal year ended August 31, 2020, which has been filed with the SEC. The Annual Reports contain historical financial information regarding the relevant Fund(s). The financial statements and the report of the independent registered public accounting firm in (i) the Annual Report of VC I solely with respect to each of the Capital Conservation Fund, Government Money Market I Fund, Small Cap Aggressive Growth Fund and Small Cap Fund (filed via EDGAR on August 7, 2020, Accession No. 0001193125-20-212746), (ii) the Semi-Annual Report of VC I solely with respect to each of the Capital Conservation Fund, Government Money Market I Fund, Small Cap Aggressive Growth Fund and Small Cap Fund (filed via EDGAR on February 4, 2021, Accession No. 0001193125-21-028864), and (iii) the Annual Report of VC II solely with respect to the Target Core Bond Fund, Government Money Market II Fund, Target Small Cap Growth Fund and Strategic Bond Fund (filed via EDGAR on November 6, 2020, Accession No. 0001193125-20-287671), are each incorporated herein by reference. Each of the Acquiring Core Bond Fund and the Acquiring Small Cap Growth Fund is recently organized, as such, there are no financial statements for the Acquiring Fund.
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SUPPLEMENTAL FINANCIAL INFORMATION
A table showing the fees of each Acquiring Fund and each Target Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the section entitled “Summary – Fees and Expenses” of the Combined Prospectus/Proxy Statement.
The Reorganization of the Strategic Bond Fund into the Acquiring Core Bond Fund will result in a material change to the Strategic Bond Fund’s investment portfolio due to the investment restrictions of the Acquiring Core Bond Fund. These material restriction differences relate to the Strategic Bond Fund’s ability to invest at least 80% of its net assets in a broad range of fixed-income securities, including: U.S., Canadian, and foreign high risk, high yield, “junk bonds” (rated C or higher by Moody’s Investor Services, Inc. and CC or higher by S&P Global Ratings, or comparable unrated securities), while the Acquiring Core Bond Fund may only invest up to 20% of its net assets in lower-quality fixed-income securities (often referred to as “junk bonds”), which are considered below investment-grade. In addition, the Strategic Bond Fund may invest up to 10% of its net assets in senior secured floating rate loans. The Acquiring Core Bond Fund does not have this comparable strategy. A schedule of investments of the Strategic Bond Fund, as of August 31, 2020, is included below and has been annotated to indicate the anticipated sale of the Strategic Bond Fund holdings prior to the Reorganization. Notwithstanding the foregoing, changes may be made to the Strategic Bond Fund in advance of the Reorganization and/or the Acquiring Core Bond Fund following the Reorganization. While the Reorganizations of each of the Small Cap Fund and the Small Cap Aggressive Growth Fund into the Acquiring Small Cap Growth Fund will not result in a material change to its investment portfolio due to the investment restrictions of the Acquiring Small Cap Growth Fund, each of the Small Cap Fund and the Small Cap Aggressive Growth Fund nonetheless anticipate disposing of approximately 68% and 88%, respectively, of its holdings in advance of its respective Reorganization.
All other Reorganizations will not result in a material change to a Target Fund’s investment portfolio due to the investment restrictions of the respective Acquiring Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to a Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.
There are no material differences in accounting policies of each Target Fund as compared to those of the respective Acquiring Fund.
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